UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2025

Date of reporting period:	01/31/2025

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Jennison Diversified Growth Fund
Class A:
TBDAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$50	0.93%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%
MF503E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 1/31/
2025
?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	A
NASDAQ	TBDAX
CUSIP	74440V104
MF503E2A

PGIM Jennison Diversified Growth Fund
Class C:
TBDCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$106	1.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%
MF503E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	C
NASDAQ	TBDCX
CUSIP	74440V302
MF503E2C

PGIM Jennison Diversified Growth Fund
Class Z:
TBDZX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$45	0.84%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%
MF503E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	Z
NASDAQ	TBDZX
CUSIP	74440V690
MF503E2Z

PGIM Jennison Diversified Growth Fund
Class R6:
TBDQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$32	0.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 363,186,675
Number of fund holdings	84
Portfolio turnover rate for the period	58%
MF503E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Software	17.6%
Semiconductors & Semiconductor Equipment	16.2%
Interactive Media & Services	11.5%
Broadline Retail	8.0%
Technology Hardware, Storage & Peripherals	5.3%
Entertainment	5.3%
Financial Services	4.9%
Pharmaceuticals	4.3%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.1%
Specialty Retail	2.8%
Consumer Staples Distribution & Retail	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	2.5%
Insurance	2.1%
Ground Transportation	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.4%
IT Services	1.2%
Aerospace & Defense	0.8%
Machinery	0.8%
Media	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7%
Communications Equipment	0.6%
Consumer Finance	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	2.9%
101.7%
Liabilities in excess of other assets	(1.7)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Diversified Growth Fund

SHARE CLASS	R6
NASDAQ	TBDQX
CUSIP	74440V716
MF503E2R6

PGIM Jennison Rising Dividend Fund
Class A:
PJDAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”)
for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$65	1.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%
MF220E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	A
NASDAQ	PJDAX
CUSIP	74440V823
MF220E2A

PGIM Jennison Rising Dividend Fund
Class C:
PJDCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$105	1.99%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%
MF220E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	C
NASDAQ	PJDCX
CUSIP	74440V815
MF220E2C

PGIM Jennison Rising Dividend Fund
Class Z:
PJDZX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”)
for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$52	0.99%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%
MF220E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	Z
NASDAQ	PJDZX
CUSIP	74440V799
MF220E2Z

PGIM Jennison Rising Dividend Fund
Class R6:
PJDQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$52	0.99%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 69,392,716
Number of fund holdings	62
Portfolio turnover rate for the period	23%
MF220E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Industry Classification	% of Net Assets
Banks	8.2%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.6%
Electric Utilities	5.1%
Biotechnology	4.5%
Machinery	4.5%
Interactive Media & Services	4.2%
Capital Markets	4.1%
Specialty Retail	3.9%
Diversified Telecommunication Services	3.6%
Technology Hardware, Storage & Peripherals	3.5%
Multi-Utilities	3.3%
Hotels, Restaurants & Leisure	3.3%
Electrical Equipment	3.3%
IT Services	3.3%
Insurance	3.1%
Software	3.0%
Industrial Conglomerates	2.8%
Aerospace & Defense	2.8%
Consumer Staples Distribution & Retail	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Financial Services	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	2.0%
Ground Transportation	1.9%
Building Products	1.8%
Independent Power & Renewable Electricity Producers	1.5%
Residential REITs	1.4%
Chemicals	1.3%
Personal Care Products	1.2%
Leisure Products	1.2%
Health Care Equipment & Supplies	1.1%
Diversified Consumer Services	1.1%
Health Care Providers & Services	0.5%
Beverages	0.5%
Others*	0.4%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Rising Dividend Fund

SHARE CLASS	R6
NASDAQ	PJDQX
CUSIP	74440V682
MF220E2R6

PGIM Target Date Income Fund
Class R1:
PDADX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$32	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%
MF236E2R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R1
NASDAQ	PDADX
CUSIP	74445D109
MF236E2R1

PGIM Target Date Income Fund
Class R2:
PDAEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$19	0.37%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%
MF236E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R2
NASDAQ	PDAEX
CUSIP	74445D208
MF236E2R2

PGIM Target Date Income Fund
Class R3:
PDAFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$12	0.23%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%
MF236E2R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R3
NASDAQ	PDAFX
CUSIP	74445D307
MF236E2R3

PGIM Target Date Income Fund
Class R4:
PDAGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$7	0.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%
MF236E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R4
NASDAQ	PDAGX
CUSIP	74445D406
MF236E2R4

PGIM Target Date Income Fund
Class R5:
PDAHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$2	0.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%
MF236E2R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R5
NASDAQ	PDAHX
CUSIP	74445D505
MF236E2R5

PGIM Target Date Income Fund
Class R6:
PDAJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 26,153,580
Number of fund holdings	9
Portfolio turnover rate for the period	18%
MF236E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.6%
Affiliated Mutual Funds - Domestic Equity	17.3%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.9%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date Income Fund

SHARE CLASS	R6
NASDAQ	PDAJX
CUSIP	74445D604
MF236E2R6

PGIM Target Date 2020 Fund
Class R1:
PDDDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$32	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%
MF236E22020R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R1
NASDAQ	PDDDX
CUSIP	74445D778
MF236E22020R1

PGIM Target Date 2020 Fund
Class R2:
PDDEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%
MF236E22020R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R2
NASDAQ	PDDEX
CUSIP	74445D760
MF236E22020R2

PGIM Target Date 2020 Fund
Class R3:
PDDFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$12	0.23%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%
MF236E22020R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R3
NASDAQ	PDDFX
CUSIP	74445D752
MF236E22020R3

PGIM Target Date 2020 Fund
Class R4:
PDDGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$7	0.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%
MF236E22020R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R4
NASDAQ	PDDGX
CUSIP	74445D745
MF236E22020R4

PGIM Target Date 2020 Fund
Class R5:
PDDHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$2	0.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%
MF236E22020R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R5
NASDAQ	PDDHX
CUSIP	74445D737
MF236E22020R5

PGIM Target Date 2020 Fund
Class R6:
PDDJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 34,073,638
Number of fund holdings	10
Portfolio turnover rate for the period	15%
MF236E22020R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.1%
Affiliated Mutual Funds - Domestic Equity	21.7%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2020 Fund

SHARE CLASS	R6
NASDAQ	PDDJX
CUSIP	74445D729
MF236E22020R6

PGIM Target Date 2025 Fund
Class R1:
PDEDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$33	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22025R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R1
NASDAQ	PDEDX
CUSIP	74445D711
MF236E22025R1

PGIM Target Date 2025 Fund
Class R2:
PDEEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22025R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R2
NASDAQ	PDEEX
CUSIP	74445D695
MF236E22025R2

PGIM Target Date 2025 Fund
Class R3:
PDEFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22025R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R3
NASDAQ	PDEFX
CUSIP	74445D687
MF236E22025R3

PGIM Target Date 2025 Fund
Class R4:
PDEGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$7	0.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22025R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R4
NASDAQ	PDEGX
CUSIP	74445D679
MF236E22025R4

PGIM Target Date 2025 Fund
Class R5:
PDEHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$2	0.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22025R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R5
NASDAQ	PDEHX
CUSIP	74445D661
MF236E22025R5

PGIM Target Date 2025 Fund
Class R6:
PDEJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 50,432,821
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22025R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.9%
Affiliated Mutual Funds - Domestic Equity	26.1%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2025 Fund

SHARE CLASS	R6
NASDAQ	PDEJX
CUSIP	74445D653
MF236E22025R6

PGIM Target Date 2030 Fund
Class R1:
PDFCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$33	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22030R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R1
NASDAQ	PDFCX
CUSIP	74445D646
MF236E22030R1

PGIM Target Date 2030 Fund
Class R2:
PDFEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$20	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22030R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R2
NASDAQ	PDFEX
CUSIP	74445D638
MF236E22030R2

PGIM Target Date 2030 Fund
Class R3:
PDFFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22030R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R3
NASDAQ	PDFFX
CUSIP	74445D620
MF236E22030R3

PGIM Target Date 2030 Fund
Class R4:
PDFGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$7	0.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22030R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R4
NASDAQ	PDFGX
CUSIP	74445D612
MF236E22030R4

PGIM Target Date 2030 Fund
Class R5:
PDFHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$2	0.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22030R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R5
NASDAQ	PDFHX
CUSIP	74445D596
MF236E22030R5

PGIM Target Date 2030 Fund
Class R6:
PDFJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 58,442,920
Number of fund holdings	10
Portfolio turnover rate for the period	16%
MF236E22030R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.6%
Affiliated Mutual Funds - Domestic Equity	29.9%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2030 Fund

SHARE CLASS	R6
NASDAQ	PDFJX
CUSIP	74445D588
MF236E22030R6

PGIM Target Date 2035 Fund
Class R1:
PDGCX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$33	0.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22035R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R1
NASDAQ	PDGCX
CUSIP	74445D570
MF236E22035R1

PGIM Target Date 2035 Fund
Class R2:
PDGEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$20	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22035R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R2
NASDAQ	PDGEX
CUSIP	74445D562
MF236E22035R2

PGIM Target Date 2035 Fund
Class R3:
PDGFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$12	0.24%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22035R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R3
NASDAQ	PDGFX
CUSIP	74445D554
MF236E22035R3

PGIM Target Date 2035 Fund
Class R4:
PDGGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$7	0.14%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22035R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R4
NASDAQ	PDGGX
CUSIP	74445D547
MF236E22035R4

PGIM Target Date 2035 Fund
Class R5:
PDGHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$2	0.04%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22035R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R5
NASDAQ	PDGHX
CUSIP	74445D539
MF236E22035R5

PGIM Target Date 2035 Fund
Class R6:
PDGJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 46,965,362
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22035R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.0%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2035 Fund

SHARE CLASS	R6
NASDAQ	PDGJX
CUSIP	74445D521
MF236E22035R6

PGIM Target Date 2040 Fund
Class R1:
PDHDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$32	0.62%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22040R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R1
NASDAQ	PDHDX
CUSIP	74445D513
MF236E22040R1

PGIM Target Date 2040 Fund
Class R2:
PDHEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$19	0.37%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22040R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R2
NASDAQ	PDHEX
CUSIP	74445D497
MF236E22040R2

PGIM Target Date 2040 Fund
Class R3:
PDHFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$11	0.22%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22040R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R3
NASDAQ	PDHFX
CUSIP	74445D489
MF236E22040R3

PGIM Target Date 2040 Fund
Class R4:
PDHGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$6	0.12%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22040R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R4
NASDAQ	PDHGX
CUSIP	74445D471
MF236E22040R4

PGIM Target Date 2040 Fund
Class R5:
PDHHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$1	0.02%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22040R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R5
NASDAQ	PDHHX
CUSIP	74445D463
MF236E22040R5

PGIM Target Date 2040 Fund
Class R6:
PDHJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 43,013,007
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22040R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.1%
Affiliated Mutual Funds - Fixed Income	27.1%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2040 Fund

SHARE CLASS	R6
NASDAQ	PDHJX
CUSIP	74445D455
MF236E22040R6

PGIM Target Date 2045 Fund
Class R1:
PDIDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$32	0.61%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%
MF236E22045R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R1
NASDAQ	PDIDX
CUSIP	74445D448
MF236E22045R1

PGIM Target Date 2045 Fund
Class R2:
PDIEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE
LAST
SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$18	0.35%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%
MF236E22045R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the
QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R2
NASDAQ	PDIEX
CUSIP	74445D430
MF236E22045R2

PGIM Target Date 2045 Fund
Class R3:
PDIKX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$11	0.21%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%
MF236E22045R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R3
NASDAQ	PDIKX
CUSIP	74445D422
MF236E22045R3

PGIM Target Date 2045 Fund
Class R4:
PDIGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$6	0.11%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%
MF236E22045R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R4
NASDAQ	PDIGX
CUSIP	74445D414
MF236E22045R4

PGIM Target Date 2045 Fund
Class R5:
PDIHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$1	0.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%
MF236E22045R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R5
NASDAQ	PDIHX
CUSIP	74445D398
MF236E22045R5

PGIM Target Date 2045 Fund
Class R6:
PDIJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 28,309,337
Number of fund holdings	11
Portfolio turnover rate for the period	23%
MF236E22045R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.1%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.6%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2045 Fund

SHARE CLASS	R6
NASDAQ	PDIJX
CUSIP	74445D380
MF236E22045R6

PGIM Target Date 2050 Fund
Class R1:
PDJDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$31	0.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22050R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R1
NASDAQ	PDJDX
CUSIP	74445D372
MF236E22050R1

PGIM Target Date 2050 Fund
Class R2:
PDJEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$18	0.35%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22050R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R2
NASDAQ	PDJEX
CUSIP	74445D364
MF236E22050R2

PGIM Target Date 2050 Fund
Class R3:
PDJFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$10	0.20%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22050R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R3
NASDAQ	PDJFX
CUSIP	74445D356
MF236E22050R3

PGIM Target Date 2050 Fund
Class R4:
PDJGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$5	0.10%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22050R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R4
NASDAQ	PDJGX
CUSIP	74445D349
MF236E22050R4

PGIM Target Date 2050 Fund
Class R5:
PDJHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22050R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R5
NASDAQ	PDJHX
CUSIP	74445D331
MF236E22050R5

PGIM Target Date 2050 Fund
Class R6:
PDJJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 17,336,244
Number of fund holdings	11
Portfolio turnover rate for the period	17%
MF236E22050R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2050 Fund

SHARE CLASS	R6
NASDAQ	PDJJX
CUSIP	74445D323
MF236E22050R6

PGIM Target Date 2055 Fund
Class R1:
PDKDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$31	0.59%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%
MF236E22055R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R1
NASDAQ	PDKDX
CUSIP	74445D315
MF236E22055R1

PGIM Target Date 2055 Fund
Class R2:
PDKEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$18	0.34%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%
MF236E22055R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R2
NASDAQ	PDKEX
CUSIP	74445D299
MF236E22055R2

PGIM Target Date 2055 Fund
Class R3:
PDKFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%
MF236E22055R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R3
NASDAQ	PDKFX
CUSIP	74445D281
MF236E22055R3

PGIM Target Date 2055 Fund
Class R4:
PDKGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$5	0.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%
MF236E22055R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R4
NASDAQ	PDKGX
CUSIP	74445D273
MF236E22055R4

PGIM Target Date 2055 Fund
Class R5:
PDKHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%
MF236E22055R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R5
NASDAQ	PDKHX
CUSIP	74445D265
MF236E22055R5

PGIM Target Date 2055 Fund
Class R6:
PDKJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 9,374,615
Number of fund holdings	10
Portfolio turnover rate for the period	22%
MF236E22055R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2055 Fund

SHARE CLASS	R6
NASDAQ	PDKJX
CUSIP	74445D257
MF236E22055R6

PGIM Target Date 2060 Fund
Class R1:
PDLDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$31	0.59%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%
MF236E22060R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R1
NASDAQ	PDLDX
CUSIP	74445D240
MF236E22060R1

PGIM Target Date 2060 Fund
Class R2:
PDLEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$17	0.33%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%
MF236E22060R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R2
NASDAQ	PDLEX
CUSIP	74445D232
MF236E22060R2

PGIM Target Date 2060 Fund
Class R3:
PDLFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$10	0.19%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%
MF236E22060R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R3
NASDAQ	PDLFX
CUSIP	74445D224
MF236E22060R3

PGIM Target Date 2060 Fund
Class R4:
PDLGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$5	0.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%
MF236E22060R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R4
NASDAQ	PDLGX
CUSIP	74445D216
MF236E22060R4

PGIM Target Date 2060 Fund
Class R5:
PDLHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%
MF236E22060R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R5
NASDAQ	PDLHX
CUSIP	74445D190
MF236E22060R5

PGIM Target Date 2060 Fund
Class R6:
PDLJX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 8,772,906
Number of fund holdings	9
Portfolio turnover rate for the period	32%
MF236E22060R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2060 Fund

SHARE CLASS	R6
NASDAQ	PDLJX
CUSIP	74445D182
MF236E22060R6

PGIM Target Date 2065 Fund
Class R1:
PDOAX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$30	0.58%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%
MF236E22065R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R1
NASDAQ	PDOAX
CUSIP	74440V674
MF236E22065R1

PGIM Target Date 2065 Fund
Class R2:
PDODX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$17	0.33%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%
MF236E22065R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R2
NASDAQ	PDODX
CUSIP	74440V666
MF236E22065R2

PGIM Target Date 2065 Fund
Class R3:
PDOEX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$9	0.18%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%
MF236E22065R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R3
NASDAQ	PDOEX
CUSIP	74440V658
MF236E22065R3

PGIM Target Date 2065 Fund
Class R4:
PDOFX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$4	0.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%
MF236E22065R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R4
NASDAQ	PDOFX
CUSIP	74440V641
MF236E22065R4

PGIM Target Date 2065 Fund
Class R5:
PDOGX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%
MF236E22065R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R5
NASDAQ	PDOGX
CUSIP	74440V633
MF236E22065R5

PGIM Target Date 2065 Fund
Class R6:
PDOHX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 1,032,189
Number of fund holdings	9
Portfolio turnover rate for the period	12%
MF236E22065R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2065 Fund

SHARE CLASS	R6
NASDAQ	PDOHX
CUSIP	74440V625
MF236E22065R6

PGIM Target Date 2070 Fund
Class R1:
PDALX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$9	0.60%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%
MF236E22070R1

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R1
NASDAQ	PDALX
CUSIP	74440V617
MF236E22070R1

PGIM Target Date 2070 Fund
Class R2:
PDAMX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$5	0.34%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%
MF236E22070R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R2
NASDAQ	PDAMX
CUSIP	74440V591
MF236E22070R2

PGIM Target Date 2070 Fund
Class R3:
PDANX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$3	0.19%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%
MF236E22070R3

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R3
NASDAQ	PDANX
CUSIP	74440V583
MF236E22070R3

PGIM Target Date 2070 Fund
Class R4:
PDAOX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$1	0.09%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%
MF236E22070R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R4
NASDAQ	PDAOX
CUSIP	74440V575
MF236E22070R4

PGIM Target Date 2070 Fund
Class R5:
PDAQX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$0	0.00%
This report covers a period less than six months. Expenses for six months would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%
MF236E22070R5

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R5
NASDAQ	PDAQX
CUSIP	74440V567
MF236E22070R5

PGIM Target Date 2070 Fund
Class R6:
PDAUX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to January 31, 2025.
You can find additional information about the Fund at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can
also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%
This report covers a period less than six months. Expenses for six months would
be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 59,994
Number of fund holdings	9
Portfolio turnover rate for the period	1%
MF236E22070R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
https://www.pgim.com/investments/target-date-prospectuses-and-fact-sheets or by scanning the QR
code below, including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Target Date 2070 Fund

SHARE CLASS	R6
NASDAQ	PDAUX
CUSIP	74440V559
MF236E22070R6

PGIM 60/40 Allocation Fund
Class R6:
PALDX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$2	0.03%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 114,681,501
Number of fund holdings	3
Portfolio turnover rate for the period	10%
NS13603

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	59.9%
Affiliated Mutual Funds - Fixed Income	40.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM 60/40 Allocation Fund

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724
NS13603

(b) Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Reports below)

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Jennison Diversified Growth Fund	2
PGIM Jennison Rising Dividend Fund	18
Notes to Financial Statements	34

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Aerospace & Defense 0.8%
Boeing Co. (The)*	5,185	$915,256
General Electric Co.	10,058	2,047,507

		2,962,763

Automobiles 3.1%
Tesla, Inc.*	27,659	11,190,831

Beverages 0.3%
PepsiCo, Inc.	6,654	1,002,691

Biotechnology 1.4%
AbbVie, Inc.	9,190	1,690,041
Amgen, Inc.	5,016	1,431,667
Neurocrine Biosciences, Inc.*	5,975	907,124
Vertex Pharmaceuticals, Inc.*	2,039	941,366

		4,970,198

Broadline Retail 8.0%
Amazon.com, Inc.*	118,811	28,238,998
MercadoLibre, Inc. (Brazil)*	477	916,885

		29,155,883

Capital Markets 0.2%
LPL Financial Holdings, Inc.	2,487	912,455

Commercial Services & Supplies 0.2%
Tetra Tech, Inc.	23,901	879,557

Communications Equipment 0.6%
Arista Networks, Inc.*	18,892	2,176,925

Construction & Engineering 0.2%
Comfort Systems USA, Inc.	2,112	922,416

Consumer Finance 0.5%
American Express Co.	5,325	1,690,421

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail 2.7%
Costco Wholesale Corp.	4,430	$4,340,869
Walmart, Inc.	55,351	5,433,254

		9,774,123

Electric Utilities 0.7%
Constellation Energy Corp.	3,721	1,116,225
NRG Energy, Inc.	12,511	1,281,627

		2,397,852

Electrical Equipment 0.4%
Vertiv Holdings Co. (Class A Stock)	11,532	1,349,475

Entertainment 5.3%
Netflix, Inc.*	14,691	14,349,581
Spotify Technology SA*	6,769	3,713,135
Walt Disney Co. (The)	9,702	1,096,908

		19,159,624

Financial Services 4.9%
Apollo Global Management, Inc.	5,269	900,894
Mastercard, Inc. (Class A Stock)	8,727	4,847,238
Visa, Inc. (Class A Stock)	35,003	11,964,025

		17,712,157

Ground Transportation 1.5%
Uber Technologies, Inc.*	61,805	4,131,664
Union Pacific Corp.	5,865	1,453,289

		5,584,953

Health Care Equipment & Supplies 0.7%
Edwards Lifesciences Corp.*	22,362	1,620,127
Insulet Corp.*	3,249	904,457

		2,524,584

Health Care Providers & Services 0.2%
UnitedHealth Group, Inc.	1,674	908,128

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 3

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 3.1%
Airbnb, Inc. (Class A Stock)*	13,653	$ 1,790,864
Churchill Downs, Inc.	7,234	893,978
Darden Restaurants, Inc.(a)	10,138	1,979,343
Domino’s Pizza, Inc.	4,014	1,802,768
Hilton Worldwide Holdings, Inc.	14,639	3,748,609
Starbucks Corp.	8,296	893,313

		11,108,875

Household Products 0.3%
Procter & Gamble Co. (The)	6,318	1,048,725

Insurance 2.1%
Markel Group, Inc.*	500	914,390
Marsh & McLennan Cos., Inc.	4,105	890,292
Progressive Corp. (The)	23,484	5,787,397

		7,592,079

Interactive Media & Services 11.6%
Alphabet, Inc. (Class A Stock)	92,161	18,802,687
Meta Platforms, Inc. (Class A Stock)	33,916	23,374,229

		42,176,916

IT Services 1.2%
Gartner, Inc.*	4,389	2,382,481
Snowflake, Inc. (Class A Stock)*	10,333	1,875,543

		4,258,024

Machinery 0.8%
Caterpillar, Inc.	7,703	2,861,202

Media 0.7%
Trade Desk, Inc. (The) (Class A Stock)*	21,332	2,531,682

Oil, Gas & Consumable Fuels 0.4%
Cheniere Energy, Inc.	5,909	1,321,548

Pharmaceuticals 4.3%
AstraZeneca PLC (United Kingdom), ADR	37,892	2,681,238

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Eli Lilly & Co.	10,518	$ 8,530,939
Novo Nordisk A/S (Denmark), ADR	50,693	4,281,024

		15,493,201

Semiconductors & Semiconductor Equipment 16.3%
Advanced Micro Devices, Inc.*	7,672	889,568
Applied Materials, Inc.	8,360	1,507,726
Broadcom, Inc.	80,778	17,873,748
Lam Research Corp.	51,376	4,164,025
Marvell Technology, Inc.	8,431	951,523
NVIDIA Corp.	244,296	29,332,621
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	13,382	2,801,120
Texas Instruments, Inc.	8,779	1,620,691

		59,141,022

Software 17.7%
Adobe, Inc.*	11,123	4,865,756
AppLovin Corp. (Class A Stock)*(a)	5,691	2,103,337
Cadence Design Systems, Inc.*	8,477	2,522,925
Crowdstrike Holdings, Inc. (Class A Stock)*	9,395	3,739,867
Datadog, Inc. (Class A Stock)*	14,053	2,005,503
DocuSign, Inc.*	26,247	2,538,872
Fair Isaac Corp.*	1,180	2,210,801
HubSpot, Inc.*	1,158	902,696
Intuit, Inc.	1,519	913,694
Microsoft Corp.	56,431	23,422,251
Oracle Corp.	28,713	4,882,933
Palo Alto Networks, Inc.*(a)	10,823	1,995,978
Salesforce, Inc.	24,582	8,399,669
ServiceNow, Inc.*	3,869	3,940,112

		64,444,394

Specialized REITs 0.2%
American Tower Corp.	4,905	907,180

Specialty Retail 2.8%
Home Depot, Inc. (The)	9,949	4,098,789
Industria de Diseno Textil SA (Spain)	17,681	959,736
O’Reilly Automotive, Inc.*	700	906,094

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 5

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Ross Stores, Inc.	5,999	$903,209
TJX Cos., Inc. (The)	27,341	3,411,883

		10,279,711

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	82,161	19,389,996

Textiles, Apparel & Luxury Goods 0.5%
adidas AG (Germany)	6,405	1,688,741

Trading Companies & Distributors 0.2%
Core & Main, Inc. (Class A Stock)*	15,933	899,259

TOTAL LONG-TERM INVESTMENTS (cost $181,863,969)		360,417,591

SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	4,534,535	4,534,535
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $4,394,818; includes $4,381,137 of cash collateral for securities on loan)(b)(wb)	4,397,457	4,394,819

TOTAL SHORT-TERM INVESTMENTS (cost $8,929,353)		8,929,354

TOTAL INVESTMENTS 101.7% (cost $190,793,322)		369,346,945
Liabilities in excess of other assets (1.7)%		(6,160,270)

NET ASSETS 100.0%		$363,186,675

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,279,884; cash collateral of $4,381,137 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$2,962,763	$—	$—
Automobiles	11,190,831	—	—
Beverages	1,002,691	—	—
Biotechnology	4,970,198	—	—
Broadline Retail	29,155,883	—	—
Capital Markets	912,455	—	—
Commercial Services & Supplies	879,557	—	—
Communications Equipment	2,176,925	—	—
Construction & Engineering	922,416	—	—
Consumer Finance	1,690,421	—	—
Consumer Staples Distribution & Retail	9,774,123	—	—
Electric Utilities	2,397,852	—	—
Electrical Equipment	1,349,475	—	—
Entertainment	19,159,624	—	—
Financial Services	17,712,157	—	—
Ground Transportation	5,584,953	—	—
Health Care Equipment & Supplies	2,524,584	—	—
Health Care Providers & Services	908,128	—	—
Hotels, Restaurants & Leisure	11,108,875	—	—
Household Products	1,048,725	—	—
Insurance	7,592,079	—	—
Interactive Media & Services	42,176,916	—	—
IT Services	4,258,024	—	—
Machinery	2,861,202	—	—
Media	2,531,682	—	—
Oil, Gas & Consumable Fuels	1,321,548	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 7

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$15,493,201	$—	$—
Semiconductors & Semiconductor Equipment	59,141,022	—	—
Software	64,444,394	—	—
Specialized REITs	907,180	—	—
Specialty Retail	9,319,975	959,736	—
Technology Hardware, Storage & Peripherals	19,389,996	—	—
Textiles, Apparel & Luxury Goods	—	1,688,741	—
Trading Companies & Distributors	899,259	—	—
Short-Term Investments
Affiliated Mutual Funds	8,929,354	—	—

Total	$366,698,468	$2,648,477	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Software	17.7%
Semiconductors & Semiconductor Equipment	16.3
Interactive Media & Services	11.6
Broadline Retail	8.0
Technology Hardware, Storage & Peripherals	5.3
Entertainment	5.3
Financial Services	4.9
Pharmaceuticals	4.3
Automobiles	3.1
Hotels, Restaurants & Leisure	3.1
Specialty Retail	2.8
Consumer Staples Distribution & Retail	2.7
Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	2.5
Insurance	2.1
Ground Transportation	1.5
Biotechnology	1.4
IT Services	1.2
Aerospace & Defense	0.8
Machinery	0.8
Media	0.7

Health Care Equipment & Supplies	0.7%
Electric Utilities	0.7
Communications Equipment	0.6
Consumer Finance	0.5
Textiles, Apparel & Luxury Goods	0.5
Electrical Equipment	0.4
Oil, Gas & Consumable Fuels	0.4
Household Products	0.3
Beverages	0.3
Construction & Engineering	0.2
Capital Markets	0.2
Health Care Providers & Services	0.2
Specialized REITs	0.2
Trading Companies & Distributors	0.2
Commercial Services & Supplies	0.2

101.7
Liabilities in excess of other assets	(1.7)

100.0%

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$4,279,884	$(4,279,884)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 9

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value, including securities on loan of $4,279,884:
Unaffiliated investments (cost $181,863,969)	$360,417,591
Affiliated investments (cost $8,929,353)	8,929,354
Foreign currency, at value (cost $7)	7
Receivable for investments sold	907,239
Receivable for Fund shares sold	140,956
Dividends receivable	68,008
Tax reclaim receivable	26,352
Prepaid expenses	2,282

Total Assets	370,491,789

Liabilities

Payable to broker for collateral for securities on loan	4,381,137
Payable for investments purchased	2,320,390
Payable for Fund shares purchased	228,341
Management fee payable	133,493
Accrued expenses and other liabilities	128,818
Distribution fee payable	77,228
Affiliated transfer agent fee payable	35,045
Trustees’ fees payable	662

Total Liabilities	7,305,114

Net Assets	$363,186,675

Net assets were comprised of:
Shares of beneficial interest, at par	$18,867
Paid-in capital in excess of par	176,062,453
Total distributable earnings (loss)	187,105,355

Net assets, January 31, 2025	$363,186,675

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class A

Net asset value and redemption price per share, ($ 343,362,841 ÷ 17,673,643 shares of beneficial interest issued and outstanding)	$19.43
Maximum sales charge (5.50% of offering price)	1.13

Maximum offering price to public	$20.56

Class C

Net asset value, offering price and redemption price per share, ($ 5,933,578 ÷ 489,888 shares of beneficial interest issued and outstanding)	$12.11

Class Z

Net asset value, offering price and redemption price per share, ($ 11,143,419 ÷ 564,657 shares of beneficial interest issued and outstanding)	$19.73

Class R6

Net asset value, offering price and redemption price per share, ($ 2,746,837 ÷ 139,004 shares of beneficial interest issued and outstanding)	$19.76

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 11

PGIM Jennison Diversified Growth Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $7,427 foreign withholding tax)	$1,037,790
Affiliated dividend income	49,979
Affiliated income from securities lending, net	809

Total income	1,088,578

Expenses
Management fee	916,796
Distribution fee(a)	532,912
Transfer agent’s fees and expenses (including affiliated expense of $78,959)(a)	193,950
Custodian and accounting fees	27,951
Registration fees(a)	24,921
Professional fees	17,867
Shareholders’ reports	17,521
Audit fee	13,191
Trustees’ fees	6,993
Miscellaneous	12,159

Total expenses	1,764,261
Less: Fee waiver and/or expense reimbursement(a)	(4,739)
Distribution fee waiver(a)	(83,660)

Net expenses	1,675,862

Net investment income (loss)	(587,284)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(813))	14,665,553
Foreign currency transactions	(100)

14,665,453

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1)	29,943,817
Foreign currencies	(174)

29,943,643

Net gain (loss) on investment and foreign currency transactions	44,609,096

Net Increase (Decrease) In Net Assets Resulting From Operations	$44,021,812

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	501,957	30,955	—	—
Transfer agent’s fees and expenses	178,676	6,556	8,403	315
Registration fees	8,052	6,063	6,219	4,587
Fee waiver and/or expense reimbursement	—	—	(270)	(4,469)
Distribution fee waiver	(83,660)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(587,284)	$(1,437,560)
Net realized gain (loss) on investment and foreign currency transactions	14,665,453	49,593,661
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,943,643	26,372,242

Net increase (decrease) in net assets resulting from operations	44,021,812	74,528,343

Dividends and Distributions
Distributions from distributable earnings
Class A	(38,290,414)	—
Class C	(1,024,197)	—
Class Z	(1,208,629)	—
Class R6	(294,436)	—

	(40,817,676)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,304,879	14,396,152
Net asset value of shares issued in reinvestment of dividends and distributions	40,364,545	—
Cost of shares purchased	(24,406,853)	(32,845,030)

Net increase (decrease) in net assets from Fund share transactions	21,262,571	(18,448,878)

Total increase (decrease)	24,466,707	56,079,465

Net Assets:

Beginning of period	338,719,968	282,640,503

End of period	$363,186,675	$338,719,968

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 13

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.31		$15.19	$12.87	$19.58	$16.92	$13.39
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.08)	(0.05)	(0.09)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.54		4.20	2.37	(2.57)	5.58	4.14
Total from investment operations	2.51		4.12	2.32	(2.66)	5.50	4.08
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of period	$19.43		$19.31	$15.19	$12.87	$19.58	$16.92
Total Return(b):	13.37%		27.12%	18.03%	(18.23)%	35.95%	31.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$343,363		$318,526	$269,722	$248,177	$337,246	$274,044
Average net assets (000)	$331,910		$291,082	$232,502	$298,732	$303,103	$231,363
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.93	%(d)	1.14%	1.21%	1.15%	1.16%	1.22%
Expenses before waivers and/or expense reimbursement	0.98	%(d)	1.19%	1.26%	1.20%	1.21%	1.27%
Net investment income (loss)	(0.32	)%(d)	(0.45)%	(0.38)%	(0.56)%	(0.48)%	(0.40)%
Portfolio turnover rate(e)	58%		147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.92		$10.27	$8.80	$14.73	$13.46	$10.84
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.18)	(0.13)	(0.18)	(0.18)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.67		2.83	1.60	(1.70)	4.29	3.31
Total from investment operations	1.58		2.65	1.47	(1.88)	4.11	3.17
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of period	$12.11		$12.92	$10.27	$8.80	$14.73	$13.46
Total Return(b):	12.75%		25.80%	16.70%	(19.09)%	34.72%	30.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,934		$6,250	$5,009	$4,492	$8,266	$9,768
Average net assets (000)	$6,140		$5,566	$4,246	$6,338	$9,112	$8,502
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.98	%(d)	2.22%	2.37%	2.16%	2.03%	2.04%
Expenses before waivers and/or expense reimbursement	1.98	%(d)	2.22%	2.37%	2.16%	2.03%	2.04%
Net investment income (loss)	(1.36	)%(d)	(1.53)%	(1.54)%	(1.57)%	(1.34)%	(1.22)%
Portfolio turnover rate(e)	58%		147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 15

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.57		$15.37	$12.99	$19.71	$16.98	$13.41
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.06)	(0.02)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.57		4.26	2.40	(2.61)	5.62	4.15
Total from investment operations	2.55		4.20	2.38	(2.67)	5.57	4.12
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of period	$19.73		$19.57	$15.37	$12.99	$19.71	$16.98
Total Return(b):	13.39%		27.33%	18.32%	(18.16)%	36.27%	31.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,143		$11,515	$6,901	$6,305	$9,295	$6,313
Average net assets (000)	$10,903		$9,677	$4,952	$8,098	$7,439	$4,915
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.84	%(d)	1.00%	1.00%	0.96%	0.95%	1.00%
Expenses before waivers and/or expense reimbursement	0.84	%(d)	1.04%	1.08%	0.96%	0.95%	1.14%
Net investment income (loss)	(0.22	)%(d)	(0.32)%	(0.17)%	(0.36)%	(0.28)%	(0.18)%
Portfolio turnover rate(e)	58%		147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.57		$15.37	$12.99	$19.70	$16.98	$13.41
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	(0.06)	(0.02)	(0.05)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.58		4.26	2.40	(2.61)	5.64	4.15
Total from investment operations	2.58		4.20	2.38	(2.66)	5.56	4.12
Less Dividends and Distributions:
Distributions from net realized gains	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Total dividends and distributions	(2.39)		-	-	(4.05)	(2.84)	(0.55)
Net asset value, end of period	$19.76		$19.57	$15.37	$12.99	$19.70	$16.98
Total Return(c):	13.55%		27.33%	18.32%	(18.12)%	36.19%	31.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,747		$2,429	$1,008	$876	$368	$78
Average net assets (000)	$2,515		$1,606	$722	$664	$75	$61
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	1.00%	1.00%	0.96%	0.95%	1.00%
Expenses before waivers and/or expense reimbursement	0.95	%(e)	1.35%	1.68%	1.81%	11.34%	23.28%
Net investment income (loss)	0.01	%(e)	(0.33)%	(0.19)%	(0.34)%	(0.40)%	(0.19)%
Portfolio turnover rate(f)	58%		147%	156%	148%	153%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund 17

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Aerospace & Defense 2.8%

General Electric Co.	9,546	$1,943,279

Banks 8.1%

Bank of America Corp.	17,411	806,129
Citigroup, Inc.	13,010	1,059,404
JPMorgan Chase & Co.	9,778	2,613,660
PNC Financial Services Group, Inc. (The)	5,549	1,115,072

		5,594,265

Beverages 0.5%

PepsiCo, Inc.	2,324	350,204

Biotechnology 4.5%

AbbVie, Inc.	12,305	2,262,889
Amgen, Inc.	3,007	858,258

		3,121,147

Building Products 1.8%

Johnson Controls International PLC	15,778	1,230,684

Capital Markets 4.1%

Goldman Sachs Group, Inc. (The)	2,426	1,553,610
Moody’s Corp.	2,576	1,286,558

		2,840,168

Chemicals 1.3%

Air Products & Chemicals, Inc.	1,993	668,173
Dow, Inc.	5,300	206,965

		875,138

Consumer Staples Distribution & Retail 2.5%

Walmart, Inc.	17,848	1,751,960

Diversified Consumer Services 1.1%

Service Corp. International	9,408	734,953

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Telecommunication Services 3.7%

AT&T, Inc.	81,900	$1,943,487
Verizon Communications, Inc.	14,959	589,235

		2,532,722

Electric Utilities 5.1%

Constellation Energy Corp.	6,657	1,996,967
NextEra Energy, Inc.	21,338	1,526,947

		3,523,914

Electrical Equipment 3.3%

Eaton Corp. PLC	4,308	1,406,304
GE Vernova, Inc.	2,382	888,200

		2,294,504

Financial Services 2.3%

Mastercard, Inc. (Class A Stock)	2,910	1,616,301

Food Products 0.4%

Hershey Co. (The)	2,047	305,515

Ground Transportation 1.9%

TFI International, Inc. (Canada)(a)	4,824	635,851
Union Pacific Corp.	2,855	707,441

		1,343,292

Health Care Equipment & Supplies 1.1%

Abbott Laboratories	5,787	740,331

Health Care Providers & Services 0.5%

UnitedHealth Group, Inc.	660	358,043

Hotels, Restaurants & Leisure 3.3%

Marriott International, Inc. (Class A Stock)	2,255	655,280
McDonald’s Corp.	2,491	719,152
Starbucks Corp.	8,589	924,864

		2,299,296

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 19

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Independent Power & Renewable Electricity Producers 1.5%

Vistra Corp.	6,287	$ 1,056,405

Industrial Conglomerates 2.8%

3M Co.	12,945	1,970,229

Insurance 3.1%

Chubb Ltd.	3,421	930,101
Marsh & McLennan Cos., Inc.	5,550	1,203,684

		2,133,785

Interactive Media & Services 4.2%

Alphabet, Inc. (Class A Stock)	4,238	864,637
Meta Platforms, Inc. (Class A Stock)	2,952	2,034,459

		2,899,096

IT Services 3.3%

International Business Machines Corp.	8,826	2,256,808

Leisure Products 1.2%

Hasbro, Inc.	13,999	809,702

Machinery 4.5%

Caterpillar, Inc.	2,107	782,624
Parker-Hannifin Corp.	3,300	2,333,265

		3,115,889

Multi-Utilities 3.3%

CenterPoint Energy, Inc.	26,812	873,267
NiSource, Inc.	38,729	1,444,592

		2,317,859

Oil, Gas & Consumable Fuels 5.6%

Cheniere Energy, Inc.	8,729	1,952,241
TotalEnergies SE (France), ADR	16,472	955,870
Williams Cos., Inc. (The)	18,018	998,738

		3,906,849

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Care Products 1.2%

Unilever PLC (United Kingdom), ADR	14,904	$855,192

Pharmaceuticals 5.8%

AstraZeneca PLC (United Kingdom), ADR	26,608	1,882,782
Bristol-Myers Squibb Co.	29,807	1,757,123
Eli Lilly & Co.	497	403,107

		4,043,012

Residential REITs 1.4%

AvalonBay Communities, Inc.	4,426	980,403

Semiconductors & Semiconductor Equipment 2.5%

ASML Holding NV (Netherlands)	998	737,831
Micron Technology, Inc.	4,480	408,755
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2,817	589,655

		1,736,241

Software 3.0%

Intuit, Inc.	1,285	772,940
Microsoft Corp.	3,202	1,329,022

		2,101,962

Specialty Retail 3.9%

Home Depot, Inc. (The)	1,944	800,889
Ross Stores, Inc.	5,547	835,156
TJX Cos., Inc. (The)	8,657	1,080,307

		2,716,352

Technology Hardware, Storage & Peripherals 3.5%

Apple, Inc.	7,542	1,779,912
Dell Technologies, Inc. (Class C Stock)	6,215	643,874

		2,423,786

TOTAL LONG-TERM INVESTMENTS (cost $47,267,292)		68,779,286

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 21

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.0%

AFFILIATED MUTUAL FUNDS

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	721,074	$721,074
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $634,836; includes $633,375 of cash collateral for securities on loan)(b)(wb)	635,218	634,836

TOTAL SHORT-TERM INVESTMENTS (cost $1,355,910)		1,355,910

TOTAL INVESTMENTS 101.1% (cost $48,623,202)		70,135,196

Liabilities in excess of other assets (1.1)%		(742,480)

NET ASSETS 100.0%		$69,392,716

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $593,145; cash collateral of $633,375 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,943,279	$—	$—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Banks	$5,594,265	$—	$—
Beverages	350,204	—	—
Biotechnology	3,121,147	—	—
Building Products	1,230,684	—	—
Capital Markets	2,840,168	—	—
Chemicals	875,138	—	—
Consumer Staples Distribution & Retail	1,751,960	—	—
Diversified Consumer Services	734,953	—	—
Diversified Telecommunication Services	2,532,722	—	—
Electric Utilities	3,523,914	—	—
Electrical Equipment	2,294,504	—	—
Financial Services	1,616,301	—	—
Food Products	305,515	—	—
Ground Transportation	1,343,292	—	—
Health Care Equipment & Supplies	740,331	—	—
Health Care Providers & Services	358,043	—	—
Hotels, Restaurants & Leisure	2,299,296	—	—
Independent Power & Renewable Electricity Producers	1,056,405	—	—
Industrial Conglomerates	1,970,229	—	—
Insurance	2,133,785	—	—
Interactive Media & Services	2,899,096	—	—
IT Services	2,256,808	—	—
Leisure Products	809,702	—	—
Machinery	3,115,889	—	—
Multi-Utilities	2,317,859	—	—
Oil, Gas & Consumable Fuels	3,906,849	—	—
Personal Care Products	855,192	—	—
Pharmaceuticals	4,043,012	—	—
Residential REITs	980,403	—	—
Semiconductors & Semiconductor Equipment	1,736,241	—	—
Software	2,101,962	—	—
Specialty Retail	2,716,352	—	—
Technology Hardware, Storage & Peripherals	2,423,786	—	—
Short-Term Investments
Affiliated Mutual Funds	1,355,910	—	—

Total	$70,135,196	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 23

PGIM Jennison Rising Dividend Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification (continued):

Banks	8.1%
Pharmaceuticals	5.8
Oil, Gas & Consumable Fuels	5.6
Electric Utilities	5.1
Biotechnology	4.5
Machinery	4.5
Interactive Media & Services	4.2
Capital Markets	4.1
Specialty Retail	3.9
Diversified Telecommunication Services	3.7
Technology Hardware, Storage & Peripherals	3.5
Multi-Utilities	3.3
Hotels, Restaurants & Leisure	3.3
Electrical Equipment	3.3
IT Services	3.3
Insurance	3.1
Software	3.0
Industrial Conglomerates	2.8
Aerospace & Defense	2.8
Consumer Staples Distribution & Retail	2.5
Semiconductors & Semiconductor Equipment	2.5
Financial Services	2.3
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	2.0

Ground Transportation	1.9%
Building Products	1.8
Independent Power & Renewable Electricity Producers	1.5
Residential REITs	1.4
Chemicals	1.3
Personal Care Products	1.2
Leisure Products	1.2
Health Care Equipment & Supplies	1.1
Diversified Consumer Services	1.1
Health Care Providers & Services	0.5
Beverages	0.5
Food Products	0.4

101.1
Liabilities in excess of other assets	(1.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$593,145	$(593,145)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value, including securities on loan of $593,145:
Unaffiliated investments (cost $47,267,292)	$68,779,286
Affiliated investments (cost $1,355,910)	1,355,910
Receivable for Fund shares sold	159,765
Dividends receivable	98,555
Tax reclaim receivable	32,018
Prepaid expenses	6,978

Total Assets	70,432,512

Liabilities
Payable to broker for collateral for securities on loan	633,375
Payable for Fund shares purchased	266,551
Accrued expenses and other liabilities	43,126
Management fee payable	32,866
Distribution fee payable	24,457
Shareholders’ reports fee payable	18,883
Custodian and accounting fees payable	16,510
Affiliated transfer agent fee payable	3,105
Trustees’ fees payable	923

Total Liabilities	1,039,796

Net Assets	$69,392,716

Net assets were comprised of:
Shares of beneficial interest, at par	$3,923
Paid-in capital in excess of par	47,125,954
Total distributable earnings (loss)	22,262,839

Net assets, January 31, 2025	$69,392,716

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 25

PGIM Jennison Rising Dividend Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class A
Net asset value, offering price and redemption price per share, ($40,745,076 ÷ 2,295,997 shares of beneficial interest issued and outstanding)	$17.75
Maximum sales charge (5.50% of offering price)	1.03

Maximum offering price to public	$18.78

Class C
Net asset value, offering price and redemption price per share, ($19,632,159 ÷ 1,119,220 shares of beneficial interest issued and outstanding)	$17.54

Class Z
Net asset value, offering price and redemption price per share, ($7,885,951 ÷ 444,125 shares of beneficial interest issued and outstanding)	$17.76

Class R6
Net asset value, offering price and redemption price per share, ($1,129,530 ÷ 63,645 shares of beneficial interest issued and outstanding)	$17.75

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $5,469 foreign withholding tax)	$615,939
Affiliated dividend income	29,158
Affiliated income from securities lending, net	331

Total income	645,428

Expenses
Management fee	259,539
Distribution fee(a)	145,902
Transfer agent’s fees and expenses (including affiliated expense of $8,072)(a)	30,940
Custodian and accounting fees	22,319
Registration fees(a)	22,040
Professional fees	17,357
Shareholders’ reports	15,615
Audit fee	13,006
Trustees’ fees	5,376
Miscellaneous	14,810

Total expenses	546,904
Less: Fee waiver and/or expense reimbursement(a)	(69,194)
Distribution fee waiver(a)	(9,654)

Net expenses	468,056

Net investment income (loss)	177,372

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on investment transactions (including affiliated of $(25))	3,440,165

Net change in unrealized appreciation (depreciation) on:
Investments	2,261,821
Foreign currencies	(378)

2,261,443

Net gain (loss) on investment and foreign currency transactions	5,701,608

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,878,980

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	57,925	87,977	—	—
Transfer agent’s fees and expenses	16,686	5,371	8,104	779
Registration fees	8,304	4,508	5,042	4,186
Fee waiver and/or expense reimbursement	(34,349)	(14,113)	(15,442)	(5,290)
Distribution fee waiver	(9,654)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 27

PGIM Jennison Rising Dividend Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$177,372	$945,478
Net realized gain (loss) on investment transactions	3,440,165	22,290,304
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,261,443	(4,129,158)

Net increase (decrease) in net assets resulting from operations	5,878,980	19,106,624

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,614,122)	(344,583)
Class C	(2,689,086)	(37,611)
Class Z	(1,281,425)	(136,441)
Class R6	(183,832)	(619,235)

	(9,768,465)	(1,137,870)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	11,925,792	37,018,245
Net asset value of shares issued in reinvestment of dividends and distributions	9,749,425	1,135,827
Cost of shares purchased	(9,188,491)	(181,214,699)

Net increase (decrease) in net assets from Fund share transactions	12,486,726	(143,060,627)

Total increase (decrease)	8,597,241	(125,091,873)

Net Assets:
Beginning of period	60,795,475	185,887,348

End of period	$69,392,716	$60,795,475

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.01		$16.04		$16.12		$18.00		$13.86	$13.54
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14		0.16		0.12		0.07	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		3.02		(0.08)		(0.53	)(b)	4.72	0.73
Total from investment operations	1.59		3.16		0.08		(0.41)		4.79	0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.19)		(0.16)		(0.11)		(0.07)	(0.08)
Distributions from net realized gains	(2.78)		-		-		(1.36)		(0.58)	(0.44)
Total dividends and distributions	(2.85)		(0.19)		(0.16)		(1.47)		(0.65)	(0.52)
Net asset value, end of period	$17.75		$19.01		$16.04		$16.12		$18.00	$ 13.86
Total Return(c):	9.35%		19.84%		0.55%		(2.69)%		35.44%	6.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,745		$35,601		$28,354		$22,003		$13,908	$7,269
Average net assets (000)	$38,302		$30,602		$25,464		$17,151		$10,058	$6,608
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24	%(e)	1.28	%(f)	1.25	%(f)	1.24%		1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.47	%(e)	1.54%		1.38%		1.63%		1.87%	2.22%
Net investment income (loss)	0.69	%(e)	0.80%		1.01%		0.71%		0.46%	0.85%
Portfolio turnover rate(g)	23%		50%		106%		99%		86%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 29

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022		2021		2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.83		$ 15.89		$15.97		$17.88		$13.81		$13.51
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	-	(c)	0.04	(b)	(0.01	)(b)	(0.04	)(b)	0.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.50		3.01		(0.07	)(d)	(0.53	)(d)	4.69		0.72
Total from investment operations	1.49		3.01		(0.03)		(0.54)		4.65		0.74
Less Dividends and Distributions:
Dividends from net investment income	-		(0.07)		(0.05)		(0.01)		(-	)(c)	(-	)(c)
Distributions from net realized gains	(2.78)		-		-		(1.36)		(0.58)		(0.44)
Total dividends and distributions	(2.78)		(0.07)		(0.05)		(1.37)		(0.58)		(0.44)
Net asset value, end of period	$17.54		$ 18.83		$15.89		$15.97		$17.88		$13.81
Total Return(e):	8.96%		18.91%		(0.14)%		(3.46)%		34.45%		5.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,632		$14,311		$5,374		$4,001		$2,252		$1,498
Average net assets (000)	$17,452		$ 8,543		$4,788		$2,803		$1,735		$1,711
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.99	%(g)	2.02	%(h)	2.00	%(h)	1.99%		1.99%		1.99%
Expenses before waivers and/or expense reimbursement	2.15	%(g)	2.31%		2.24%		2.66%		2.97%		3.55%
Net investment income (loss)	(0.07	)%(g)	0.02%		0.26%		(0.05)%		(0.27)%		0.13%
Portfolio turnover rate(i)	23%		50%		106%		99%		86%		106%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited) (continued)

(h)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 31

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.03		$16.04		$16.13		$18.01		$13.87	$13.56
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19		0.29		0.18		0.12	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		3.03		(0.19)		(0.55	)(b)	4.71	0.72
Total from investment operations	1.61		3.22		0.10		(0.37)		4.83	0.86
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.23)		(0.19)		(0.15)		(0.11)	(0.11)
Distributions from net realized gains	(2.78)		-		-		(1.36)		(0.58)	(0.44)
Total dividends and distributions	(2.88)		(0.23)		(0.19)		(1.51)		(0.69)	(0.55)
Net asset value, end of period	$17.76		$19.03		$16.04		$16.13		$18.01	$13.87
Total Return(c):	9.52%		20.18%		0.75%		(2.46)%		35.74%	6.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,886		$9,480		$13,513		$156,090		$15,364	$18,828
Average net assets (000)	$9,359		$9,853		$31,371		$44,393		$13,377	$12,973
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	1.05	%(f)	1.00	%(f)	0.99%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.32	%(e)	1.34%		1.08%		1.19%		1.58%	1.70%
Net investment income (loss)	0.96	%(e)	1.10%		1.84%		1.08%		0.77%	1.06%
Portfolio turnover rate(g)	23%		50%		106%		99%		86%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.06% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.02		$16.04		$16.12	$18.01		$13.87	$13.55
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.19		0.20	0.17		0.12	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.52		3.02		(0.07)	(0.55	)(b)	4.71	0.72
Total from investment operations	1.61		3.21		0.13	(0.38)		4.83	0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.23)		(0.21)	(0.15)		(0.11)	(0.11)
Distributions from net realized gains	(2.78)		-		-	(1.36)		(0.58)	(0.44)
Total dividends and distributions	(2.88)		(0.23)		(0.21)	(1.51)		(0.69)	(0.55)
Net asset value, end of period	$17.75		$19.02		$16.04	$16.12		$18.01	$13.87
Total Return(c):	9.52%		20.13%		0.95%	(2.49)%		35.74%	6.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,130		$1,403		$138,646	$17		$17	$13
Average net assets (000)	$1,319		$51,270		$135,960	$17		$15	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	1.06	%(f)	0.89%	0.99%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.79	%(e)	1.10%		0.89%	37.99%		48.96%	123.09%
Net investment income (loss)	0.96	%(e)	1.15%		1.26%	0.97%		0.73%	1.10%
Portfolio turnover rate(g)	23%		50%		106%	99%		86%	106%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.07% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund 33

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Diversified Growth Fund (“Jennison Diversified Growth”)	Long-term capital appreciation.
PGIM Jennison Rising Dividend Fund (“Jennison Rising Dividend”)	To seek capital appreciation and income.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of the Funds’

financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in

Notes to Financial Statements (unaudited) (continued)

the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon

Notes to Financial Statements (unaudited) (continued)

liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
PGIM Jennison Diversified Growth Fund
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Jennison Rising Dividend Fund
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with Jennison Associates LLC with respect to each Fund (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Diversified Growth*	0.44% up to $1 billion of average daily net assets;	0.52%
	0.42% from $1 billion to $3 billion of average daily net assets;
	0.40% from $3 billion to $5 billion of average daily net assets;
	0.39% from $5 billion to $10 billion of average daily net assets;
	and 0.38% over $10 billion of average daily net assets

Notes to Financial Statements (unaudited) (continued)

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Jennison Rising Dividend	0.775% of average daily net assets up to $1 billion;	0.78%
	0.755% of average daily net assets from $1 billion to $3 billion;
	0.735% of average daily net assets from $3 billion to $5 billion;
	0.715% of average daily net assets from $5 billion to $10 billion;
	0.705% of average daily net assets over $10 billion

*

Prior to September 27, 2024 the management fee was 0.70% on first $500 million of average daily net assets, 0.65% on next $500 million of average daily net assets and 0.60% over $1 billion of average daily net assets.

The Manager has contractually agreed, through November 30, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Jennison Diversified Growth - Class A	—%
Jennison Diversified Growth - Class C	—
Jennison Diversified Growth - Class Z	1.00
Jennison Diversified Growth - Class R6*	0.44
Jennison Rising Dividend - Class A	1.24
Jennison Rising Dividend - Class C	1.99
Jennison Rising Dividend - Class Z	0.99

Fund	Class Expense Limitation
Jennison Rising Dividend - Class R6	0.99%

*Prior to September 27, 2024, the expense limitation was 1.00%.

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

Each Fund’s annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee
Jennison Diversified Growth - Class A	0.30%	0.25%
Jennison Diversified Growth - Class C	1.00	1.00
Jennison Diversified Growth - Class Z	N/A	N/A
Jennison Diversified Growth - Class R6	N/A	N/A
Jennison Rising Dividend - Class A	0.30	0.25
Jennison Rising Dividend - Class C	1.00	1.00
Jennison Rising Dividend - Class Z	N/A	N/A
Jennison Rising Dividend - Class R6	N/A	N/A

The RIC, on behalf of the Funds, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended January 31, 2025, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount
Jennison Rising Dividend	$87

For the reporting period ended January 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and

Notes to Financial Statements (unaudited) (continued)

incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Jennison Diversified Growth - Class A	$47,501	$1,117
Jennison Diversified Growth - Class C	—	49
Jennison Rising Dividend - Class A	99,058	856
Jennison Rising Dividend - Class C	—	820

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Diversified Growth	$203,235,073	$223,529,954

Jennison Rising Dividend	18,715,945	15,267,031

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2025, is presented as follows:

Jennison Diversified Growth:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)
$3,101,748	$21,262,995	$19,830,208	$—	$ —	$4,534,535	4,534,535	$49,979

PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(1)(b)(wb)
—	21,261,503	16,865,872	1	(813)	4,394,819	4,397,457	809	(2)
$3,101,748	$42,524,498	$36,696,080	$ 1	$(813)	$8,929,354		$50,788
Jennison Rising Dividend:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)
$1,145,907	$ 9,872,965	$10,297,798	$—	$ —	$ 721,074	721,074	$29,158

PGIM Institutional Money Market Fund (7-day effective yield 4.593%)(1)(b)(wb)
—	10,202,067	9,567,206	—	(25)	634,836	635,218	331	(2)
$1,145,907	$20,075,032	$19,865,004	$—	$(25)	$1,355,910		$29,489

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

Notes to Financial Statements (unaudited) (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of January 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Jennison Diversified Growth	$191,841,519	$179,450,621	$(1,945,195)	$177,505,426

Jennison Rising Dividend	49,655,522	22,364,230	(1,884,556)	20,479,674

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Jennison Diversified Growth	$—	$10,990,000

Jennison Rising Dividend	—	13,718,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of each Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Jennison Diversified Growth–Class A	28,744	0.2%

Jennison Diversified Growth–Class R6	1,632	1.2

Jennison Rising Dividend–Class R6	1,261	2.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Jennison Diversified Growth	—	—%

Jennison Rising Dividend	—	—

Unaffiliated:

Jennison Diversified Growth	4	27.0

Jennison Rising Dividend	4	84.3

Transactions in shares of beneficial interest were as follows:

Jennison Diversified Growth:

Share Class	Shares	Amount

Class A

Six months ended January 31, 2025:

Shares sold	199,670	$3,992,818

Shares issued in reinvestment of dividends and distributions	2,002,097	37,839,629

Shares purchased	(996,765)	(19,812,625)

Net increase (decrease) in shares outstanding before conversion	1,205,002	22,019,822

Shares issued upon conversion from other share class(es)	20,254	411,014

Shares purchased upon conversion into other share class(es)	(46,348)	(898,946)

Net increase (decrease) in shares outstanding	1,178,908	$21,531,890

Notes to Financial Statements (unaudited) (continued)

Jennison Diversified Growth (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	492,622	$8,294,558
Shares purchased	(1,641,683)	(27,690,603)
Net increase (decrease) in shares outstanding before conversion	(1,149,061)	(19,396,045)
Shares issued upon conversion from other share class(es)	27,852	472,561
Shares purchased upon conversion into other share class(es)	(145,534)	(2,621,861)
Net increase (decrease) in shares outstanding	(1,266,743)	$(21,545,345)

Class C
Six months ended January 31, 2025:
Shares sold	28,339	$374,988
Shares issued in reinvestment of dividends and distributions	86,598	1,021,851
Shares purchased	(77,875)	(1,031,757)
Net increase (decrease) in shares outstanding before conversion	37,062	365,082
Shares purchased upon conversion into other share class(es)	(30,882)	(411,014)
Net increase (decrease) in shares outstanding	6,180	$(45,932)

Year ended July 31, 2024:
Shares sold	107,125	$1,229,703
Shares purchased	(68,219)	(776,072)
Net increase (decrease) in shares outstanding before conversion	38,906	453,631
Shares purchased upon conversion into other share class(es)	(42,862)	(489,229)
Net increase (decrease) in shares outstanding	(3,956)	$(35,598)

Class Z
Six months ended January 31, 2025:
Shares sold	27,020	$541,311
Shares issued in reinvestment of dividends and distributions	62,949	1,208,629
Shares purchased	(157,474)	(3,125,538)
Net increase (decrease) in shares outstanding before conversion	(67,505)	(1,375,598)
Shares issued upon conversion from other share class(es)	43,795	862,633
Net increase (decrease) in shares outstanding	(23,710)	$(512,965)

Year ended July 31, 2024:
Shares sold	212,997	$3,495,167
Shares purchased	(205,416)	(3,809,225)
Net increase (decrease) in shares outstanding before conversion	7,581	(314,058)
Shares issued upon conversion from other share class(es)	134,250	2,459,739
Shares purchased upon conversion into other share class(es)	(2,491)	(37,060)
Net increase (decrease) in shares outstanding	139,340	$2,108,621

Jennison Diversified Growth (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	19,502	$395,762
Shares issued in reinvestment of dividends and distributions	15,319	294,436
Shares purchased	(21,773)	(436,933)
Net increase (decrease) in shares outstanding before conversion	13,048	253,265
Shares issued upon conversion from other share class(es)	1,865	36,313
Net increase (decrease) in shares outstanding	14,913	$289,578

Year ended July 31, 2024:
Shares sold	79,555	$1,376,724
Shares purchased	(33,929)	(569,130)
Net increase (decrease) in shares outstanding before conversion	45,626	807,594
Shares issued upon conversion from other share class(es)	12,852	215,850
Net increase (decrease) in shares outstanding	58,478	$1,023,444

Jennison Rising Dividend:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2025:
Shares sold	301,577	$5,727,012
Shares issued in reinvestment of dividends and distributions	336,749	5,597,159
Shares purchased	(217,810)	(4,062,360)
Net increase (decrease) in shares outstanding before conversion	420,516	7,261,811
Shares issued upon conversion from other share class(es)	3,686	70,661
Shares purchased upon conversion into other share class(es)	(771)	(13,333)
Net increase (decrease) in shares outstanding	423,431	$7,319,139

Year ended July 31, 2024:
Shares sold	431,543	$7,614,593
Shares issued in reinvestment of dividends and distributions	19,874	342,652
Shares purchased	(352,460)	(6,016,190)
Net increase (decrease) in shares outstanding before conversion	98,957	1,941,055
Shares issued upon conversion from other share class(es)	12,566	221,052
Shares purchased upon conversion into other share class(es)	(7,106)	(123,861)
Net increase (decrease) in shares outstanding	104,417	$2,038,246

Notes to Financial Statements (unaudited) (continued)

Jennison Rising Dividend (cont’d.):

Share Class	Shares	Amount

Class C
Six months ended January 31, 2025:
Shares sold	292,156	$5,550,745
Shares issued in reinvestment of dividends and distributions	163,869	2,689,086
Shares purchased	(89,549)	(1,588,210)
Net increase (decrease) in shares outstanding before conversion	366,476	6,651,621
Shares purchased upon conversion into other share class(es)	(7,268)	(135,336)
Net increase (decrease) in shares outstanding	359,208	$6,516,285

Year ended July 31, 2024:
Shares sold	513,781	$9,018,786
Shares issued in reinvestment of dividends and distributions	2,142	37,611
Shares purchased	(79,165)	(1,343,233)
Net increase (decrease) in shares outstanding before conversion	436,758	7,713,164
Shares purchased upon conversion into other share class(es)	(14,989)	(256,627)
Net increase (decrease) in shares outstanding	421,769	$7,456,537

Class Z
Six months ended January 31, 2025:
Shares sold	33,464	$633,096
Shares issued in reinvestment of dividends and distributions	76,971	1,280,616
Shares purchased	(168,869)	(3,133,941)
Net increase (decrease) in shares outstanding before conversion	(58,434)	(1,220,229)
Shares issued upon conversion from other share class(es)	4,278	78,008
Net increase (decrease) in shares outstanding	(54,156)	$(1,142,221)

Year ended July 31, 2024:
Shares sold	95,481	$1,623,863
Shares issued in reinvestment of dividends and distributions	8,020	136,381
Shares purchased	(455,694)	(7,383,334)
Net increase (decrease) in shares outstanding before conversion	(352,193)	(5,623,090)
Shares issued upon conversion from other share class(es)	9,387	159,436
Shares purchased upon conversion into other share class(es)	(1,129)	(17,845)
Net increase (decrease) in shares outstanding	(343,935)	$(5,481,499)

Jennison Rising Dividend (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	775	$14,939
Shares issued in reinvestment of dividends and distributions	10,979	182,564
Shares purchased	(21,894)	(403,980)
Net increase (decrease) in shares outstanding	(10,140)	$(206,477)

Year ended July 31, 2024:
Shares sold	1,140,651	$18,761,003
Shares issued in reinvestment of dividends and distributions	37,647	619,183
Shares purchased	(9,749,104)	(166,471,942)
Net increase (decrease) in shares outstanding before conversion	(8,570,806)	(147,091,756)
Shares issued upon conversion from other share class(es)	1,129	17,845
Net increase (decrease) in shares outstanding	(8,569,677)	$(147,073,911)

8. Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Notes to Financial Statements (unaudited) (continued)

Each Fund indicated below utilized the SCA during the reporting period ended January 31, 2025. The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2025
Jennison Diversified Growth	$860,000	5.40%	3	$860,000	$—
Jennison Rising Dividend	297,000	5.41	6	477,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Diversified Growth	Jennison Rising Dividend
Consumer Discretionary Sector	X	–
Dividend	–	X
Economic and Market Events	X	X
Emerging Markets	–	X
Equity and Equity-Related Securities	X	X
Financials Sector	–	X
Foreign Securities	X	X
Growth Style	X	–
Increase in Expenses	X	X
Industrials Sector	–	X
Information Technology Sector	X	X
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Capitalization	–	X
Market Disruption and Geopolitical	X	X
Market	X	X
Portfolio Turnover	X	X
Sector Exposure	X	X

Consumer Discretionary Sector Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, supply chains, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Dividend Risk: There is no guarantee that the issuers of the stocks held by the Fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. A sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financials Sector Risk: Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly

Notes to Financial Statements (unaudited) (continued)

available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the Fund’s prospectus expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of

Notes to Financial Statements (unaudited) (continued)

issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

10. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

54

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 5

PGIM Target Date Income Fund

PGIM Target Date 2020 Fund

PGIM Target Date 2025 Fund

PGIM Target Date 2030 Fund

PGIM Target Date 2035 Fund

PGIM Target Date 2040 Fund

PGIM Target Date 2045 Fund

PGIM Target Date 2050 Fund

PGIM Target Date 2055 Fund

PGIM Target Date 2060 Fund

PGIM Target Date 2065 Fund

PGIM Target Date 2070 Fund

PGIM 60/40 Allocation Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

PGIM Target Date Income Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 92.4%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 17.3%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	92,124	$4,169,538
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	36,807	363,654

		4,533,192

Fixed Income — 63.6%
PGIM Core Conservative Bond Fund (Class R6)	530,889	4,512,559
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	228,404	1,564,568
PGIM TIPS Fund (Class R6)	723,092	6,030,587
PGIM Total Return Bond Fund (Class R6)	379,975	4,510,304

		16,618,018

International Equity — 11.5%
PGIM Global Real Estate Fund (Class R6)	92,665	1,822,717
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	85,954	1,193,895

		3,016,612

TOTAL LONG-TERM INVESTMENTS (cost $23,738,021)		24,167,822

SHORT-TERM INVESTMENT 7.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,053,805)	2,053,805	2,053,805

TOTAL INVESTMENTS 100.3% (cost $25,791,826)(wa)		26,221,627
Liabilities in excess of other assets (0.3)%		(68,047)

NET ASSETS 100.0%		$26,153,580

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date Income Fund 1

PGIM Target Date Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$4,533,192	$—	$—
Fixed Income	16,618,018	—	—
International Equity	3,016,612	—	—
Short-Term Investment
Affiliated Mutual Fund	2,053,805	—	—

Total	$26,221,627	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Fixed Income	63.6%
Domestic Equity	17.3

International Equity	11.5%
Short-Term	7.9

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

2

PGIM Target Date Income Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $25,791,826)	$26,221,627
Receivable for investments sold	119,341
Due from Manager	54,222
Receivable for Fund shares sold	83
Prepaid expenses	884

Total Assets	26,396,157

Liabilities

Payable for investments purchased	100,177
Professional fees payable	78,571
Custodian and accounting fees payable	41,344
Audit fee payable	17,826
Accrued expenses and other liabilities	2,366
Trustees’ fees payable	1,722
Affiliated transfer agent fee payable	264
Payable for Fund shares purchased	256
Distribution fee payable	51

Total Liabilities	242,577

Net Assets	$26,153,580

Net assets were comprised of:
Shares of beneficial interest, at par	$2,567
Paid-in capital in excess of par	27,090,057
Total distributable earnings (loss)	(939,044)

Net assets, January 31, 2025	$26,153,580

See Notes to Financial Statements.

PGIM Target Date Income Fund 3

PGIM Target Date Income Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($43,404 ÷ 4,266 shares of beneficial interest issued and outstanding)	$10.17

Class R2

Net asset value, offering price and redemption price per share, ($80,661 ÷ 7,930 shares of beneficial interest issued and outstanding)	$10.17

Class R3

Net asset value, offering price and redemption price per share, ($208,322 ÷ 20,470 shares of beneficial interest issued and outstanding)	$10.18

Class R4

Net asset value, offering price and redemption price per share, ($44,011 ÷ 4,324 shares of beneficial interest issued and outstanding)	$10.18

Class R5

Net asset value, offering price and redemption price per share, ($1,252,443 ÷ 123,090 shares of beneficial interest issued and outstanding)	$10.18

Class R6

Net asset value, offering price and redemption price per share, ($24,524,739 ÷ 2,406,790 shares of beneficial interest issued and outstanding)	$10.19

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

4

PGIM Target Date Income Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$352,101

Expenses
Distribution fee(a)	225
Shareholder servicing fees(a)	90
Custodian and accounting fees	28,896
Professional fees	17,016
Audit fee	9,827
Registration fees(a)	8,944
Fund data services	5,818
Shareholders’ reports	5,687
Trustees’ fees	5,021
Transfer agent’s fees and expenses (including affiliated expense of $688)(a)	1,966
Miscellaneous	2,924

Total expenses	86,414
Less: Fee waiver and/or expense reimbursement(a)	(85,863)

Net expenses	551

Net investment income (loss)	351,550

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(80,401)
Net capital gain distributions received	127,478
Payment from Manager	10,535

57,612

Net change in unrealized appreciation (depreciation) on investments	239,785

Net gain (loss) on investment transactions	297,397

Net Increase (Decrease) In Net Assets Resulting From Operations	$648,947

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	78	49	98	—	—	—
Shareholder servicing fees	—	—	90	—	—	—
Registration fees	1,473	1,474	1,474	1,474	1,474	1,575
Transfer agent’s fees and expenses	51	130	158	24	827	776
Fee waiver and/or expense reimbursement	(1,633)	(1,734)	(2,415)	(1,606)	(6,376)	(72,099)

See Notes to Financial Statements.

PGIM Target Date Income Fund 5

PGIM Target Date Income Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$351,550	$734,929
Net realized gain (loss) on investment transactions	(69,866)	274,750
Net capital gain distributions received	127,478	117,010
Net change in unrealized appreciation (depreciation) on investments	239,785	388,231

Net increase (decrease) in net assets resulting from operations	648,947	1,514,920

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,089)	(889)
Class R2	(1,212)	(1,082)
Class R3	(7,706)	(6,586)
Class R4	(1,170)	(1,021)
Class R5	(39,221)	(36,426)
Class R6	(631,329)	(780,728)

	(681,727)	(826,732)

Fund share transactions
Net proceeds from shares sold	903,670	1,027,077
Net asset value of shares issued in reinvestment of dividends and distributions	681,727	826,732
Net asset value of shares issued in merger	9,918,105	—
Cost of shares purchased	(2,871,648)	(7,480,462)

Net increase (decrease) in net assets from Fund share transactions	8,631,854	(5,626,653)

Total increase (decrease)	8,599,074	(4,938,465)

Net Assets:

Beginning of period	17,554,506	22,492,971

End of period	$26,153,580	$17,554,506

See Notes to Financial Statements.

6

PGIM Target Date Income Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.31		$9.92		$10.64	$12.13	$10.94	$10.73
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.30		0.38	0.47	0.15	0.09
Net realized and unrealized gain (loss) on investment transactions	0.08		0.42		(0.45)	(1.08)	1.23	0.50
Total from investment operations	0.25		0.72		(0.07)	(0.61)	1.38	0.59
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.30)		(0.40)	(0.68)	(0.13)	(0.21)
Distributions from net realized gains	(0.16)		(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.39)		(0.33)		(0.65)	(0.88)	(0.19)	(0.38)
Net asset value, end of period	$10.17		$10.31		$9.92	$10.64	$12.13	$10.94
Total Return(b):	2.50%		7.45%		(0.34)%	(5.43)%	12.70%	5.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43		$28		$26	$26	$27	$24
Average net assets (000)	$31		$26		$25	$27	$25	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.69	%(e)	0.76%	0.76%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	11.11	%(d)	12.81%		12.92%	15.10%	28.84%	77.98%
Net investment income (loss)	3.24	%(d)	3.01%		3.88%	4.09%	1.33%	0.89%
Portfolio turnover rate(f)	18%		38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund  7

PGIM Target Date Income Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.31		$9.92		$10.64	$12.13	$10.94	$10.73
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.32		0.40	0.58	0.18	0.20
Net realized and unrealized gain (loss) on investment transactions	0.10		0.43		(0.44)	(1.16)	1.23	0.42
Total from investment operations	0.27		0.75		(0.04)	(0.58)	1.41	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.33)		(0.43)	(0.71)	(0.16)	(0.24)
Distributions from net realized gains	(0.16)		(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.41)		(0.36)		(0.68)	(0.91)	(0.22)	(0.41)
Net asset value, end of period	$10.17		$10.31		$9.92	$10.64	$12.13	$10.94
Total Return(b):	2.65%		7.71%		(0.08)%	(5.20)%	12.98%	5.88%

Ratios/Supplemental Data:
Net assets, end of period (000)	$81		$31		$33	$48	$2,123	$1,846
Average net assets (000)	$39		$31		$37	$1,373	$2,453	$1,435
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.37	%(d)	0.44	%(e)	0.51%	0.51%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	9.25	%(d)	11.50%		10.74%	1.28%	1.37%	3.26%
Net investment income (loss)	3.25	%(d)	3.29%		4.07%	4.96%	1.58%	1.90%
Portfolio turnover rate(f)	18%		38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

PGIM Target Date Income Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.31		$9.92		$10.65	$12.14	$10.94	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.34		0.42	0.47	0.19	0.22
Net realized and unrealized gain (loss) on investment transactions	0.09		0.42		(0.46)	(1.03)	1.24	0.40
Total from investment operations	0.29		0.76		(0.04)	(0.56)	1.43	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.34)		(0.44)	(0.73)	(0.17)	(0.25)
Distributions from net realized gains	(0.16)		(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.42)		(0.37)		(0.69)	(0.93)	(0.23)	(0.42)
Net asset value, end of period	$10.18		$10.31		$9.92	$10.65	$12.14	$10.94
Total Return(b):	2.84%		7.87%		(0.03)%	(5.03)%	13.24%	5.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$208		$189		$169	$160	$1,623	$1,645
Average net assets (000)	$194		$176		$157	$196	$1,634	$1,557
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23	%(d)	0.29	%(e)	0.36%	0.36%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	2.70	%(d)	2.91%		2.62%	2.49%	1.36%	3.02%
Net investment income (loss)	3.75	%(d)	3.41%		4.26%	4.19%	1.70%	2.09%
Portfolio turnover rate(f)	18%		38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund  9

PGIM Target Date Income Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.31		$9.92		$10.65	$12.14	$10.94	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.35		0.43	0.52	0.21	0.15
Net realized and unrealized gain (loss) on investment transactions	0.09		0.42		(0.46)	(1.07)	1.23	0.49
Total from investment operations	0.29		0.77		(0.03)	(0.55)	1.44	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.35)		(0.45)	(0.74)	(0.18)	(0.27)
Distributions from net realized gains	(0.16)		(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.42)		(0.38)		(0.70)	(0.94)	(0.24)	(0.44)
Net asset value, end of period	$10.18		$10.31		$9.92	$10.65	$12.14	$10.94
Total Return(b):	2.89%		7.97%		0.07%	(4.94)%	13.34%	5.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44		$28		$26	$26	$28	$24
Average net assets (000)	$31		$27		$25	$27	$26	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13	%(d)	0.19	%(e)	0.26%	0.26%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	10.39	%(d)	12.00%		12.18%	14.28%	26.37%	76.14%
Net investment income (loss)	3.74	%(d)	3.51%		4.38%	4.59%	1.83%	1.44%
Portfolio turnover rate(f)	18%		38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

PGIM Target Date Income Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.31		$9.92		$10.64	$12.14	$10.94	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.36		0.44	0.53	0.22	0.02
Net realized and unrealized gain (loss) on investment transactions	0.10		0.42		(0.45)	(1.08)	1.24	0.63
Total from investment operations	0.30		0.78		(0.01)	(0.55)	1.46	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.36)		(0.46)	(0.75)	(0.20)	(0.28)
Distributions from net realized gains	(0.16)		(0.03)		(0.25)	(0.20)	(0.06)	(0.17)
Total dividends and distributions	(0.43)		(0.39)		(0.71)	(0.95)	(0.26)	(0.45)
Net asset value, end of period	$10.18		$10.31		$9.92	$10.64	$12.14	$10.94
Total Return(b):	2.96%		8.08%		0.27%	(4.93)%	13.46%	6.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,252		$972		$933	$931	$965	$914
Average net assets (000)	$1,010		$930		$899	$944	$909	$534
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.03	%(d)	0.09	%(e)	0.16%	0.16%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	1.28	%(d)	1.37%		1.18%	1.05%	1.47%	4.36%
Net investment income (loss)	3.86	%(d)	3.61%		4.48%	4.67%	1.94%	0.15%
Portfolio turnover rate(f)	18%		38%		25%	62%	45%	65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund  11

PGIM Target Date Income Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.33		$9.94		$10.66		$12.16		$10.96		$10.76
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.37		0.46	(b)	0.55		0.24		0.21
Net realized and unrealized gain (loss) on investment transactions	0.10		0.43		(0.45	)(c)	(1.08)		1.23		0.46
Total from investment operations	0.30		0.80		0.01		(0.53)		1.47		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.38)		(0.48)		(0.77)		(0.21)		(0.30)
Distributions from net realized gains	(0.16)		(0.03)		(0.25)		(0.20)		(0.06)		(0.17)
Total dividends and distributions	(0.44)		(0.41)		(0.73)		(0.97)		(0.27)		(0.47)
Net asset value, end of period	$10.19		$10.33		$9.94		$10.66		$12.16		$10.96
Total Return(d):	2.94%		8.22%		0.43%		(4.78)%		13.59%		6.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,525		$16,306		$21,305		$23,236		$24,185		$16,871
Average net assets (000)	$16,931		$18,746		$21,430		$25,990		$22,559		$9,392
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00	%(f)	0.02	%(g)	0.01	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)(i)	0.02	%(g)(i)	0.01%		0.01%		(0.010	)%(j)	(0.00	)%(j)
Expenses before waivers and/or expense reimbursement	0.84	%(f)	0.85%		0.71%		0.52%		0.61%		1.92%
Net investment income (loss)	3.83	%(f)	3.69%		4.65%		4.82%		2.10%		1.95%
Portfolio turnover rate(k)	18%		38%		25%		62%		45%		65%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

12

PGIM Target Date Income Fund

Financial Highlights  (unaudited) (continued)

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(i)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(j)	Amount rounds to zero.
(k)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date Income Fund  13

PGIM Target Date 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 21.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	31,555	$473,014
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	142,581	6,453,231
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	47,969	473,931

		7,400,176

Fixed Income — 58.1%
PGIM Core Conservative Bond Fund (Class R6)	561,583	4,773,457
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	297,696	2,039,220
PGIM TIPS Fund (Class R6)	860,500	7,176,574
PGIM Total Return Bond Fund (Class R6)	488,075	5,793,449

		19,782,700

International Equity — 13.1%
PGIM Global Real Estate Fund (Class R6)	120,775	2,375,646
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	150,992	2,097,277

		4,472,923

TOTAL LONG-TERM INVESTMENTS (cost $30,281,596)		31,655,799

SHORT-TERM INVESTMENT 7.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,390,651)	2,390,651	2,390,651

TOTAL INVESTMENTS 99.9% (cost $32,672,247)(wa)		34,046,450

Other assets in excess of liabilities 0.1%		27,188

NET ASSETS 100.0%		$34,073,638

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

14

PGIM Target Date 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$7,400,176	$—	$—
Fixed Income	19,782,700	—	—
International Equity	4,472,923	—	—
Short-Term Investment
Affiliated Mutual Fund	2,390,651	—	—

Total	$34,046,450	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

Fixed Income	58.1%
Domestic Equity	21.7

International Equity	13.1%
Short-Term	7.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 15

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $32,672,247)	$34,046,450
Receivable for investments sold	256,510
Due from Manager	18,670
Receivable for Fund shares sold	1,403
Prepaid expenses and other assets	333

Total Assets	34,323,366

Liabilities

Payable for investments purchased	205,814
Custodian and accounting fees payable	23,273
Audit fee payable	9,833
Accrued expenses and other liabilities	9,541
Trustees’ fees payable	864
Affiliated transfer agent fee payable	190
Payable for Fund shares purchased	127
Distribution fee payable	86

Total Liabilities	249,728

Net Assets	$34,073,638

Net assets were comprised of:
Shares of beneficial interest, at par	$3,422
Paid-in capital in excess of par	36,122,794
Total distributable earnings (loss)	(2,052,578)

Net assets, January 31, 2025	$34,073,638

See Notes to Financial Statements.

16

PGIM Target Date 2020 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($14,964 ÷ 1,500 shares of beneficial interest issued and outstanding)	$9.98

Class R2

Net asset value, offering price and redemption price per share, ($85,663 ÷ 8,583 shares of beneficial interest issued and outstanding)	$9.98

Class R3

Net asset value, offering price and redemption price per share, ($717,903 ÷ 71,811 shares of beneficial interest issued and outstanding)	$10.00

Class R4

Net asset value, offering price and redemption price per share, ($32,690 ÷ 3,268 shares of beneficial interest issued and outstanding)	$10.00

Class R5

Net asset value, offering price and redemption price per share, ($2,226,460 ÷ 222,618 shares of beneficial interest issued and outstanding)	$10.00

Class R6

Net asset value, offering price and redemption price per share, ($30,995,958 ÷ 3,114,533 shares of beneficial interest issued and outstanding)	$9.95

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 17

PGIM Target Date 2020 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$709,259

Expenses
Distribution fee(a)	543
Shareholder servicing fees(a)	402
Custodian and accounting fees	28,933
Professional fees	17,083
Audit fee	9,831
Registration fees(a)	9,273
Shareholders’ reports	6,125
Fund data services	5,818
Trustees’ fees	5,086
Transfer agent’s fees and expenses (including affiliated expense of $533)(a)	3,727
Miscellaneous	2,783

Total expenses	89,604
Less: Fee waiver and/or expense reimbursement(a)	(87,934)

Net expenses	1,670

Net investment income (loss)	707,589

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(129,543)
Net capital gain distributions received	329,709

Payment from Manager	18,336

218,502

Net change in unrealized appreciation (depreciation) on investments	214,615

Net gain (loss) on investment transactions	433,117

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,140,706

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	37	100	406	—	—	—
Shareholder servicing fees	—	—	398	4	—	—
Registration fees	1,504	1,655	1,503	1,503	1,503	1,605
Transfer agent’s fees and expenses	25	77	617	50	2,241	717
Fee waiver and/or expense reimbursement	(1,548)	(1,850)	(3,707)	(1,605)	(9,235)	(69,989)

See Notes to Financial Statements.

18

PGIM Target Date 2020 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$707,589	$1,298,477
Net realized gain (loss) on investment transactions	(111,207)	2,194,855
Net capital gain distributions received	329,709	260,466
Net change in unrealized appreciation (depreciation) on investments	214,615	(578,447)

Net increase (decrease) in net assets resulting from operations	1,140,706	3,175,351

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,557)	(430)
Class R2	(8,819)	(2,324)
Class R3	(89,523)	(35,797)
Class R4	(3,538)	(510)
Class R5	(280,412)	(104,387)
Class R6	(3,473,443)	(1,427,182)

	(3,857,292)	(1,570,630)

Fund share transactions
Net proceeds from shares sold	543,427	1,324,267
Net asset value of shares issued in reinvestment of dividends and distributions	3,857,292	1,570,630
Cost of shares purchased	(3,095,912)	(10,335,663)

Net increase (decrease) in net assets from Fund share transactions	1,304,807	(7,440,766)

Total increase (decrease)	(1,411,779)	(5,836,045)

Net Assets:

Beginning of period	35,485,417	41,321,462

End of period	$34,073,638	$35,485,417

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 19

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.83		$10.33		$11.12	$12.82	$11.27	$11.09
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.29		0.37	0.47	0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	0.13		0.54		(0.35)	(1.08)	1.63	0.44
Total from investment operations	0.31		0.83		0.02	(0.61)	1.78	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.29)		(0.41)	(0.72)	(0.12)	(0.21)
Distributions from net realized gains	(0.78)		(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(1.16)		(0.33)		(0.81)	(1.09)	(0.23)	(0.42)
Net asset value, end of period	$9.98		$10.83		$10.33	$11.12	$12.82	$11.27
Total Return(b):	2.99%		8.22%		0.72%	(5.37)%	15.93%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$15		$13	$13	$14	$12
Average net assets (000)	$15		$14		$13	$14	$13	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.69	%(e)	0.76%	0.76%	0.75%	0.74%
Expenses before waivers and/or expense reimbursement	21.36	%(d)	23.34%		23.81%	27.64%	51.00%	113.14%
Net investment income (loss)	3.39	%(d)	2.80%		3.64%	3.94%	1.23%	1.46%
Portfolio turnover rate(f)	15%		43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$10.35		$11.14	$12.83	$11.28	$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.32		0.42	0.57	0.18	0.18
Net realized and unrealized gain (loss) on investment transactions	0.12		0.54		(0.37)	(1.14)	1.62	0.44
Total from investment operations	0.32		0.86		0.05	(0.57)	1.80	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.32)		(0.44)	(0.75)	(0.14)	(0.24)
Distributions from net realized gains	(0.78)		(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(1.19)		(0.36)		(0.84)	(1.12)	(0.25)	(0.45)
Net asset value, end of period	$9.98		$10.85		$10.35	$11.14	$12.83	$11.28
Total Return(b):	3.07%		8.47%		0.94%	(5.05)%	16.19%	5.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86		$75		$58	$55	$5,742	$4,355
Average net assets (000)	$79		$68		$70	$3,140	$4,596	$3,904
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.38	%(d)	0.43	%(e)	0.51%	0.51%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	5.01	%(d)	5.85%		6.89%	0.83%	0.88%	1.27%
Net investment income (loss)	3.65	%(d)	3.05%		4.07%	4.69%	1.49%	1.61%
Portfolio turnover rate(f)	15%		43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund  21

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.87		$10.37		$11.17	$12.86	$11.30	$11.13
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.33		0.43	0.52	0.20	0.21
Net realized and unrealized gain (loss) on investment transactions	0.13		0.54		(0.37)	(1.07)	1.63	0.42
Total from investment operations	0.34		0.87		0.06	(0.55)	1.83	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.33)		(0.46)	(0.77)	(0.16)	(0.25)
Distributions from net realized gains	(0.78)		(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(1.21)		(0.37)		(0.86)	(1.14)	(0.27)	(0.46)
Net asset value, end of period	$10.00		$10.87		$10.37	$11.17	$12.86	$11.30
Total Return(b):	3.22%		8.61%		1.07%	(4.89)%	16.41%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$718		$808		$999	$1,099	$1,844	$1,541
Average net assets (000)	$806		$891		$1,002	$1,228	$1,655	$1,294
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.23	%(d)	0.29	%(e)	0.36%	0.36%	0.35%	0.34%
Expenses before waivers and/or expense reimbursement	1.14	%(d)	1.17%		0.75%	0.65%	0.97%	1.80%
Net investment income (loss)	3.83	%(d)	3.22%		4.15%	4.37%	1.63%	1.87%
Portfolio turnover rate(f)	15%		43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.89		$10.38		$11.18	$12.87	$11.31	$11.13
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.34		0.42	0.53	0.21	0.21
Net realized and unrealized gain (loss) on investment transactions	0.12		0.55		(0.35)	(1.06)	1.63	0.44
Total from investment operations	0.33		0.89		0.07	(0.53)	1.84	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.34)		(0.47)	(0.79)	(0.17)	(0.26)
Distributions from net realized gains	(0.78)		(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(1.22)		(0.38)		(0.87)	(1.16)	(0.28)	(0.47)
Net asset value, end of period	$10.00		$10.89		$10.38	$11.18	$12.87	$11.31
Total Return(b):	3.13%		8.80%		1.17%	(4.79)%	16.50%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33		$29		$14	$14	$14	$12
Average net assets (000)	$32		$18		$13	$14	$13	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.13	%(d)	0.17	%(e)	0.26%	0.26%	0.25%	0.24%
Expenses before waivers and/or expense reimbursement	10.08	%(d)	17.47%		22.64%	26.44%	49.43%	110.87%
Net investment income (loss)	3.91	%(d)	3.30%		4.13%	4.44%	1.73%	1.95%
Portfolio turnover rate(f)	15%		43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund  23

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.89		$10.38		$11.18	$12.88	$11.32	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.35		0.44	0.55	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.13		0.55		(0.36)	(1.08)	1.63	0.42
Total from investment operations	0.34		0.90		0.08	(0.53)	1.85	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.35)		(0.48)	(0.80)	(0.18)	(0.27)
Distributions from net realized gains	(0.78)		(0.04)		(0.40)	(0.37)	(0.11)	(0.21)
Total dividends and distributions	(1.23)		(0.39)		(0.88)	(1.17)	(0.29)	(0.48)
Net asset value, end of period	$10.00		$10.89		$10.38	$11.18	$12.88	$11.32
Total Return(b):	3.23%		8.91%		1.28%	(4.77)%	16.60%	6.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,226		$2,933		$2,923	$2,967	$3,585	$3,624
Average net assets (000)	$2,780		$2,866		$2,874	$3,448	$3,427	$3,783
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.09	%(e)	0.16%	0.16%	0.15%	0.14%
Expenses before waivers and/or expense reimbursement	0.70	%(d)	0.69%		0.62%	0.50%	0.58%	0.92%
Net investment income (loss)	3.85	%(d)	3.42%		4.24%	4.58%	1.81%	2.22%
Portfolio turnover rate(f)	15%		43%		24%	45%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$10.35		$11.15		$12.84		$11.28		$11.11
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.36		0.45		0.56		0.24		0.23
Net realized and unrealized gain (loss) on investment transactions	0.12		0.55		(0.35)		(1.06)		1.63		0.44
Total from investment operations	0.34		0.91		0.10		(0.50)		1.87		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.37)		(0.50)		(0.82)		(0.20)		(0.29)
Distributions from net realized gains	(0.78)		(0.04)		(0.40)		(0.37)		(0.11)		(0.21)
Total dividends and distributions	(1.24)		(0.41)		(0.90)		(1.19)		(0.31)		(0.50)
Net asset value, end of period	$9.95		$10.85		$10.35		$11.15		$12.84		$11.28
Total Return(b):	3.30%		8.99%		1.46%		(4.56)%		16.82%		6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,996		$31,627		$37,314		$46,728		$58,602		$49,000
Average net assets (000)	$31,410		$33,316		$40,751		$54,565		$59,237		$39,274
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.01	%(e)	0.01	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.01	%(e)(g)	0.01%		0.01%		(0.00	)%(h)	(0.01)%
Expenses before waivers and/or expense reimbursement	0.44	%(d)	0.46%		0.37%		0.25%		0.25%		0.46%
Net investment income (loss)	4.01	%(d)	3.51%		4.43%		4.71%		1.98%		2.11%
Portfolio turnover rate(i)	15%		43%		24%		45%		49%		61%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

PGIM Target Date 2020 Fund 25

PGIM Target Date 2020 Fund

Financial Highlights  (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

PGIM Target Date 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 93.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 26.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	60,072	$900,482
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	250,002	11,315,108
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	96,391	952,348

		13,167,938

Fixed Income — 53.9%
PGIM Core Conservative Bond Fund (Class R6)	742,413	6,310,512
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	440,783	3,019,365
PGIM TIPS Fund (Class R6)	1,152,745	9,613,896
PGIM Total Return Bond Fund (Class R6)	692,907	8,224,808

		27,168,581

International Equity — 13.9%
PGIM Global Real Estate Fund (Class R6)	153,280	3,015,008
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	288,475	4,006,918

		7,021,926

TOTAL LONG-TERM INVESTMENTS (cost $44,316,440)		47,358,445

SHORT-TERM INVESTMENT 6.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,025,291)	3,025,291	3,025,291

TOTAL INVESTMENTS 99.9% (cost $47,341,731)(wa)		50,383,736
Other assets in excess of liabilities 0.1%		49,085

NET ASSETS 100.0%		$50,432,821

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 27

PGIM Target Date 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$13,167,938	$—	$—
Fixed Income	27,168,581	—	—
International Equity	7,021,926	—	—
Short-Term Investment
Affiliated Mutual Fund	3,025,291	—	—

Total	$50,383,736	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

Fixed Income	53.9%
Domestic Equity	26.1

International Equity	13.9%
Short-Term	6.0

99.9

Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

28

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $47,341,731)	$50,383,736
Receivable for investments sold	405,077
Due from Manager	20,276
Receivable for Fund shares sold	2,724
Prepaid expenses	889

Total Assets	50,812,702

Liabilities

Payable for investments purchased	330,035
Custodian and accounting fees payable	23,286
Accrued expenses and other liabilities	16,829
Payable for Fund shares purchased	4,688
Fund data services payable	3,749
Trustees’ fees payable	894
Affiliated transfer agent fee payable	290
Distribution fee payable	110

Total Liabilities	379,881

Net Assets	$50,432,821

Net assets were comprised of:
Shares of beneficial interest, at par	$4,841
Paid-in capital in excess of par	52,561,135
Total distributable earnings (loss)	(2,133,155)

Net assets, January 31, 2025	$50,432,821

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 29

PGIM Target Date 2025 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($19,747 ÷ 1,903 shares of beneficial interest issued and outstanding)	$10.37

Class R2

Net asset value, offering price and redemption price per share, ($278,285 ÷ 26,795 shares of beneficial interest issued and outstanding)	$10.39

Class R3

Net asset value, offering price and redemption price per share, ($536,139 ÷ 51,574 shares of beneficial interest issued and outstanding)	$10.40

Class R4

Net asset value, offering price and redemption price per share, ($16,272 ÷ 1,566 shares of beneficial interest issued and outstanding)	$10.39

Class R5

Net asset value, offering price and redemption price per share, ($982,572 ÷ 94,486 shares of beneficial interest issued and outstanding)	$10.40

Class R6

Net asset value, offering price and redemption price per share, ($48,599,806 ÷ 4,664,380 shares of beneficial interest issued and outstanding)	$10.42

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

30

PGIM Target Date 2025 Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,013,061

Expenses
Distribution fee(a)	806
Shareholder servicing fees(a)	548
Custodian and accounting fees	28,941
Professional fees	17,122
Audit fee	9,827
Registration fees(a)	9,625
Shareholders’ reports	6,349
Fund data services	5,818
Trustees’ fees	5,224
Transfer agent’s fees and expenses (including affiliated expense of $ 794)(a)	2,925
Miscellaneous	2,872

Total expenses	90,057
Less: Fee waiver and/or expense reimbursement(a)	(88,330)

Net expenses	1,727

Net investment income (loss)	1,011,334

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(304,400)
Net capital gain distributions received	552,271
Payment from Manager	26,114

273,985

Net change in unrealized appreciation (depreciation) on investments	456,550

Net gain (loss) on investment transactions	730,535

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,741,869

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	46	493	267	—	—	—
Shareholder servicing fees	—	199	251	98	—	—
Registration fees	1,503	2,008	1,503	1,503	1,503	1,605
Transfer agent’s fees and expenses	63	598	397	192	731	944
Fee waiver and/or expense reimbursement	(1,580)	(3,129)	(2,584)	(1,854)	(3,498)	(75,685)

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 31

PGIM Target Date 2025 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,011,334	$1,752,726
Net realized gain (loss) on investment transactions	(278,286)	3,219,235
Net capital gain distributions received	552,271	430,850
Net change in unrealized appreciation (depreciation) on investments	456,550	(782,330)

Net increase (decrease) in net assets resulting from operations	1,741,869	4,620,481

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,808)	(409)
Class R2	(28,663)	(5,492)
Class R3	(57,434)	(15,551)
Class R4	(1,760)	(6,574)
Class R5	(103,985)	(29,051)
Class R6	(5,335,780)	(2,066,255)

	(5,529,430)	(2,123,332)

Fund share transactions
Net proceeds from shares sold	4,747,547	5,538,682
Net asset value of shares issued in reinvestment of dividends and distributions	5,529,430	2,123,332
Cost of shares purchased	(4,207,632)	(26,049,767)

Net increase (decrease) in net assets from Fund share transactions	6,069,345	(18,387,753)

Total increase (decrease)	2,281,784	(15,890,604)

Net Assets:

Beginning of period	48,151,037	64,041,641

End of period	$50,432,821	$48,151,037

See Notes to Financial Statements.

32

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.23		$10.62		$11.19	$13.01	$11.24	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.28		0.37	0.47	0.14	0.05
Net realized and unrealized gain (loss) on investment transactions	0.16		0.64		(0.25)	(1.07)	1.84	0.53
Total from investment operations	0.34		0.92		0.12	(0.60)	1.98	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.27)		(0.38)	(0.75)	(0.11)	(0.21)
Distributions from net realized gains	(0.77)		(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(1.20)		(0.31)		(0.69)	(1.22)	(0.21)	(0.48)
Net asset value, end of period	$10.37		$11.23		$10.62	$11.19	$13.01	$11.24
Total Return(b):	3.19%		8.86%		1.56%	(5.37)%	17.76%	5.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20		$17		$14	$14	$14	$12
Average net assets (000)	$18		$14		$13	$14	$13	$122
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.68	%(e)	0.76%	0.76%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	17.61	%(d)	22.27%		23.35%	27.65%	50.15%	11.62%
Net investment income (loss)	3.21	%(d)	2.61%		3.51%	3.86%	1.18%	0.49%
Portfolio turnover rate(f)	16%		53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 33

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.26		$10.64		$11.22	$13.04	$11.26	$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.17	(b)	0.31		0.38	0.48	0.15	(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.19	(c)	0.65		(0.24)	(1.05)	1.86	0.63
Total from investment operations	0.36		0.96		0.14	(0.57)	2.01	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.30)		(0.41)	(0.78)	(0.13)	(0.24)
Distributions from net realized gains	(0.77)		(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(1.23)		(0.34)		(0.72)	(1.25)	(0.23)	(0.51)
Net asset value, end of period	$10.39		$11.26		$10.64	$11.22	$13.04	$11.26
Total Return(d):	3.37%		9.19%		1.74%	(5.12)%	18.09%	5.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$278		$617		$148	$106	$82	$90
Average net assets (000)	$391		$346		$120	$92	$71	$136
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.39	%(f)	0.41	%(g)	0.51%	0.51%	0.50%	0.50%
Expenses before waivers and/or expense reimbursement	1.98	%(f)	1.95%		3.42%	6.27%	10.60%	10.64%
Net investment income (loss)	3.01	%(f)	2.85%		3.65%	3.99%	1.29%	(0.13)%
Portfolio turnover rate(h)	16%		53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

34

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 35

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.27		$10.65		$11.23	$13.06	$11.27	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.32		0.41	0.43	0.19	0.21
Net realized and unrealized gain (loss) on investment transactions	0.16		0.65		(0.25)	(0.99)	1.85	0.41
Total from investment operations	0.38		0.97		0.16	(0.56)	2.04	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.31)		(0.43)	(0.80)	(0.15)	(0.25)
Distributions from net realized gains	(0.77)		(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(1.25)		(0.35)		(0.74)	(1.27)	(0.25)	(0.52)
Net asset value, end of period	$10.40		$11.27		$10.65	$11.23	$13.06	$11.27
Total Return(b):	3.52%		9.34%		1.91%	(5.04)%	18.32%	5.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$536		$518		$465	$449	$9,911	$8,064
Average net assets (000)	$529		$481		$435	$663	$8,876	$7,803
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24	%(d)	0.28	%(e)	0.36%	0.36%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	1.21	%(d)	1.32%		1.03%	1.02%	0.61%	0.90%
Net investment income (loss)	3.81	%(d)	3.02%		3.93%	3.60%	1.59%	1.89%
Portfolio turnover rate(f)	16%		53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.28		$10.66		$11.24	$13.06	$11.28	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.13	(b)	0.34		0.47	0.51	0.20	0.22
Net realized and unrealized gain (loss) on investment transactions	0.24	(c)	0.64		(0.30)	(1.05)	1.84	0.43
Total from investment operations	0.37		0.98		0.17	(0.54)	2.04	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.32)		(0.44)	(0.81)	(0.16)	(0.27)
Distributions from net realized gains	(0.77)		(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(1.26)		(0.36)		(0.75)	(1.28)	(0.26)	(0.54)
Net asset value, end of period	$10.39		$11.28		$10.66	$11.24	$13.06	$11.28
Total Return(d):	3.44%		9.44%		2.02%	(4.87)%	18.43%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$223		$14	$22	$15	$13
Average net assets (000)	$71		$183		$21	$18	$14	$12
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.14	%(f)	0.17	%(g)	0.26%	0.26%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	5.35	%(f)	2.23%		14.42%	21.59%	48.41%	109.74%
Net investment income (loss)	2.38	%(f)	3.20%		4.49%	4.24%	1.68%	1.99%
Portfolio turnover rate(h)	16%		53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 37

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.28		$10.66		$11.25	$13.07	$11.28	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.34		0.43	0.49	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.16		0.65		(0.26)	(1.02)	1.84	0.41
Total from investment operations	0.39		0.99		0.17	(0.53)	2.06	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.33)		(0.45)	(0.82)	(0.17)	(0.27)
Distributions from net realized gains	(0.77)		(0.04)		(0.31)	(0.47)	(0.10)	(0.27)
Total dividends and distributions	(1.27)		(0.37)		(0.76)	(1.29)	(0.27)	(0.54)
Net asset value, end of period	$10.40		$11.28		$10.66	$11.25	$13.07	$11.28
Total Return(b):	3.61%		9.54%		2.04%	(4.77)%	18.53%	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$983		$903		$727	$606	$266	$160
Average net assets (000)	$956		$867		$647	$425	$197	$238
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.08	%(e)	0.16%	0.16%	0.15%	0.16%
Expenses before waivers and/or expense reimbursement	0.77	%(d)	0.83%		0.89%	1.24%	3.68%	6.04%
Net investment income (loss)	4.06	%(d)	3.22%		4.15%	4.12%	1.85%	2.12%
Portfolio turnover rate(f)	16%		53%		26%	58%	44%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 39

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.31		$10.69		$11.27		$13.10		$11.30		$11.19
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.36		0.45		0.56		0.24		0.23
Net realized and unrealized gain (loss) on investment transactions	0.17		0.65		(0.26)		(1.08)		1.85		0.44
Total from investment operations	0.40		1.01		0.19		(0.52)		2.09		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.52)		(0.35)		(0.46)		(0.84)		(0.19)		(0.29)
Distributions from net realized gains	(0.77)		(0.04)		(0.31)		(0.47)		(0.10)		(0.27)
Total dividends and distributions	(1.29)		(0.39)		(0.77)		(1.31)		(0.29)		(0.56)
Net asset value, end of period	$10.42		$11.31		$10.69		$11.27		$13.10		$11.30
Total Return(b):	3.68%		9.67%		2.29%		(4.70)%		18.75%		5.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,600		$45,872		$62,674		$71,290		$80,212		$62,135
Average net assets (000)	$47,753		$50,631		$64,956		$82,904		$79,030		$47,867
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.01	%(e)	0.01	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.01	%(e)(g)	0.01%		0.01%		0.00	%(h)	(0.00	)%(h)
Expenses before waivers and/or expense reimbursement	0.31	%(d)	0.33%		0.26%		0.19%		0.20%		0.40%
Net investment income (loss)	4.05	%(d)	3.35%		4.31%		4.62%		1.94%		2.09%
Portfolio turnover rate(i)	16%		53%		26%		58%		44%		57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

40

PGIM Target Date 2025 Fund

Financial Highlights  (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2025 Fund 41

PGIM Target Date 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 94.4%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 29.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	85,124	$1,276,003
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	328,470	14,866,541
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	135,258	1,336,345

		17,478,889

Fixed Income — 48.6%
PGIM Core Conservative Bond Fund (Class R6)	654,106	5,559,901
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	510,875	3,499,493
PGIM TIPS Fund (Class R6)	1,195,689	9,972,049
PGIM Total Return Bond Fund (Class R6)	788,491	9,359,387

		28,390,830

International Equity — 15.9%
PGIM Global Real Estate Fund (Class R6)	177,705	3,495,456
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	418,040	5,806,572

		9,302,028

TOTAL LONG-TERM INVESTMENTS (cost $50,596,979)		55,171,747

SHORT-TERM INVESTMENT 5.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,255,758)	3,255,758	3,255,758

TOTAL INVESTMENTS 100.0% (cost $53,852,737)(wa)		58,427,505
Other assets in excess of liabilities 0.0%		15,415

NET ASSETS 100.0%		$58,442,920

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

42

PGIM Target Date 2030 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$17,478,889	$—	$—
Fixed Income	28,390,830	—	—
International Equity	9,302,028	—	—
Short-Term Investment
Affiliated Mutual Fund	3,255,758	—	—

Total	$58,427,505	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

Fixed Income	48.6%
Domestic Equity	29.9

International Equity	15.9%
Short-Term	5.6

100.0

Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 43

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $53,852,737)	$58,427,505
Receivable for investments sold	625,174
Receivable for Fund shares sold	23,127
Due from Manager	20,019
Prepaid expenses	889

Total Assets	59,096,714

Liabilities

Payable for investments purchased	350,485
Payable for Fund shares purchased	252,860
Accrued expenses and other liabilities	25,737
Custodian and accounting fees payable	23,131
Trustees’ fees payable	897
Affiliated transfer agent fee payable	400
Distribution fee payable	284

Total Liabilities	653,794

Net Assets	$58,442,920

Net assets were comprised of:
Shares of beneficial interest, at par	$5,281
Paid-in capital in excess of par	58,774,511
Total distributable earnings (loss)	(336,872)

Net assets, January 31, 2025	$58,442,920

See Notes to Financial Statements.

44

PGIM Target Date 2030 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($100,052 ÷ 9,072 shares of beneficial interest issued and outstanding)	$11.03

Class R2

Net asset value, offering price and redemption price per share, ($423,073 ÷ 38,282 shares of beneficial interest issued and outstanding)	$11.05

Class R3

Net asset value, offering price and redemption price per share, ($1,853,535 ÷ 167,866 shares of beneficial interest issued and outstanding)	$11.04

Class R4

Net asset value, offering price and redemption price per share, ($20,995 ÷ 1,905 shares of beneficial interest issued and outstanding)	$11.02

Class R5

Net asset value, offering price and redemption price per share, ($5,918,942 ÷ 535,701 shares of beneficial interest issued and outstanding)	$11.05

Class R6

Net asset value, offering price and redemption price per share, ($50,126,323 ÷ 4,527,971 shares of beneficial interest issued and outstanding)	$11.07

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 45

PGIM Target Date 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,165,337

Expenses
Distribution fee(a)	1,729
Shareholder servicing fees(a)	920
Custodian and accounting fees	28,769
Professional fees	16,203
Registration fees(a)	9,941
Audit fee	9,831
Transfer agent’s fees and expenses (including affiliated expense of $1,074)(a)	6,239
Fund data services	5,818
Shareholders’ reports	5,516
Trustees’ fees	5,255
Miscellaneous	3,340

Total expenses	93,561
Less: Fee waiver and/or expense reimbursement(a)	(88,813)

Net expenses	4,748

Net investment income (loss)	1,160,589

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(109,745)
Net capital gain distributions received	767,768
Payment from Manager	26,269

684,292

Net change in unrealized appreciation (depreciation) on investments	408,271

Net gain (loss) on investment transactions	1,092,563

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,253,152

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	263	515	951	—	—	—
Shareholder servicing fees	32	—	880	8	—	—
Registration fees	1,598	1,850	1,598	1,598	1,598	1,699
Transfer agent’s fees and expenses	109	315	1,354	53	3,518	890
Fee waiver and/or expense reimbursement	(1,801)	(2,407)	(4,946)	(1,673)	(11,581)	(66,405)

See Notes to Financial Statements.

46

PGIM Target Date 2030 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,160,589	$1,834,073
Net realized gain (loss) on investment transactions	(83,476)	4,211,235
Net capital gain distributions received	767,768	628,267
Net change in unrealized appreciation (depreciation) on investments	408,271	(870,425)

Net increase (decrease) in net assets resulting from operations	2,253,152	5,803,150

Dividends and Distributions
Distributions from distributable earnings
Class R1	(10,439)	(2,473)
Class R2	(47,275)	(12,260)
Class R3	(212,000)	(61,623)
Class R4	(2,409)	(1,715)
Class R5	(670,383)	(215,009)
Class R6	(5,864,606)	(2,418,912)

	(6,807,112)	(2,711,992)

Fund share transactions
Net proceeds from shares sold	6,206,806	8,127,891
Net asset value of shares issued in reinvestment of dividends and distributions	6,807,048	2,711,982
Cost of shares purchased	(4,356,136)	(25,175,570)

Net increase (decrease) in net assets from Fund share transactions	8,657,718	(14,335,697)

Total increase (decrease)	4,103,758	(11,244,539)

Net Assets:

Beginning of period	54,339,162	65,583,701

End of period	$58,442,920	$54,339,162

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 47

PGIM Target Date 2030 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.98		$11.29		$11.92	$13.72	$11.48	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.19	(b)	0.27		0.35	0.43	0.13	0.17
Net realized and unrealized gain (loss) on investment transactions	0.23	(c)	0.81		(0.09)	(1.15)	2.32	0.41
Total from investment operations	0.42		1.08		0.26	(0.72)	2.45	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.23)		(0.40)	(0.79)	(0.11)	(0.20)
Distributions from net realized gains	(0.99)		(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(1.37)		(0.39)		(0.89)	(1.08)	(0.21)	(0.55)
Net asset value, end of period	$11.03		$11.98		$11.29	$11.92	$13.72	$11.48
Total Return(d):	3.66%		9.83%		2.88%	(5.94)%	21.50%	5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$100		$98		$69	$59	$55	$38
Average net assets (000)	$104		$74		$62	$58	$48	$36
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.64	%(f)	0.68	%(g)	0.75%	0.75%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	4.07	%(f)	5.54%		5.88%	7.42%	14.75%	37.24%
Net investment income (loss)	3.16	%(f)	2.39%		3.17%	3.37%	1.05%	1.54%
Portfolio turnover rate(h)	16%		62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

48

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 49

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.02		$11.32		$11.95	$13.74	$11.50	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.30		0.38	0.58	0.16	0.16
Net realized and unrealized gain (loss) on investment transactions	0.21		0.82		(0.09)	(1.26)	2.31	0.45
Total from investment operations	0.43		1.12		0.29	(0.68)	2.47	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.26)		(0.43)	(0.82)	(0.13)	(0.23)
Distributions from net realized gains	(0.99)		(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(1.40)		(0.42)		(0.92)	(1.11)	(0.23)	(0.58)
Net asset value, end of period	$11.05		$12.02		$11.32	$11.95	$13.74	$11.50
Total Return(b):	3.74%		10.15%		3.11%	(5.69)%	21.83%	5.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$423		$390		$318	$299	$7,308	$4,896
Average net assets (000)	$409		$344		$299	$5,088	$6,013	$4,148
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.39	%(d)	0.42	%(e)	0.50%	0.49%	0.49%	0.49%
Expenses before waivers and/or expense reimbursement	1.56	%(d)	1.80%		1.89%	0.76%	0.84%	1.25%
Net investment income (loss)	3.70	%(d)	2.64%		3.44%	4.39%	1.29%	1.42%
Portfolio turnover rate(f)	16%		62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.02		$11.32		$11.95	$13.75	$11.50	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.32		0.40	0.47	0.18	0.19
Net realized and unrealized gain (loss) on investment transactions	0.21		0.82		(0.09)	(1.13)	2.32	0.44
Total from investment operations	0.44		1.14		0.31	(0.66)	2.50	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.28)		(0.45)	(0.85)	(0.15)	(0.25)
Distributions from net realized gains	(0.99)		(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(1.42)		(0.44)		(0.94)	(1.14)	(0.25)	(0.60)
Net asset value, end of period	$11.04		$12.02		$11.32	$11.95	$13.75	$11.50
Total Return(b):	3.78%		10.34%		3.32%	(5.55)%	22.00%	5.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,854		$1,846		$1,563	$1,341	$3,414	$2,416
Average net assets (000)	$1,887		$1,657		$1,376	$1,397	$2,857	$1,832
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24	%(d)	0.28	%(e)	0.32%	0.35%	0.34%	0.34%
Expenses before waivers and/or expense reimbursement	0.76	%(d)	0.85%		0.57%	0.57%	0.78%	1.50%
Net investment income (loss)	3.77	%(d)	2.79%		3.58%	3.71%	1.45%	1.67%
Portfolio turnover rate(f)	16%		62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 51

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.00		$11.31		$11.94	$13.74	$11.49	$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.22	(b)	0.34		0.43	0.48	0.19	0.23
Net realized and unrealized gain (loss) on investment transactions	0.23	(c)	0.80		(0.11)	(1.13)	2.32	0.41
Total from investment operations	0.45		1.14		0.32	(0.65)	2.51	0.64
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.29)		(0.46)	(0.86)	(0.16)	(0.26)
Distributions from net realized gains	(0.99)		(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(1.43)		(0.45)		(0.95)	(1.15)	(0.26)	(0.61)
Net asset value, end of period	$11.02		$12.00		$11.31	$11.94	$13.74	$11.49
Total Return(d):	3.91%		10.33%		3.44%	(5.47)%	22.12%	5.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21		$33		$37	$31	$22	$14
Average net assets (000)	$23		$35		$32	$26	$18	$12
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.14	%(f)	0.19	%(g)	0.25%	0.25%	0.24%	0.24%
Expenses before waivers and/or expense reimbursement	14.70	%(f)	9.79%		9.71%	14.46%	37.53%	106.51%
Net investment income (loss)	3.72	%(f)	3.06%		3.92%	3.79%	1.54%	2.01%
Portfolio turnover rate(h)	16%		62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

52

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 53

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.04		$11.34		$11.97	$13.77	$11.52	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.34		0.42	0.51	0.21	0.25
Net realized and unrealized gain (loss) on investment transactions	0.21		0.82		(0.09)	(1.15)	2.31	0.41
Total from investment operations	0.45		1.16		0.33	(0.64)	2.52	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.30)		(0.47)	(0.87)	(0.17)	(0.27)
Distributions from net realized gains	(0.99)		(0.16)		(0.49)	(0.29)	(0.10)	(0.35)
Total dividends and distributions	(1.44)		(0.46)		(0.96)	(1.16)	(0.27)	(0.62)
Net asset value, end of period	$11.05		$12.04		$11.34	$11.97	$13.77	$11.52
Total Return(b):	3.91%		10.51%		3.55%	(5.36)%	22.18%	5.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,919		$6,067		$4,312	$3,921	$3,877	$3,222
Average net assets (000)	$5,899		$5,171		$3,932	$3,888	$3,548	$3,087
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.07	%(e)	0.15%	0.15%	0.14%	0.14%
Expenses before waivers and/or expense reimbursement	0.43	%(d)	0.54%		0.50%	0.44%	0.55%	1.00%
Net investment income (loss)	3.95	%(d)	3.00%		3.75%	3.94%	1.66%	2.19%
Portfolio turnover rate(f)	16%		62%		29%	56%	46%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.06		$11.36		$12.00		$13.80		$11.54		$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.36		0.44		0.53		0.23		0.24
Net realized and unrealized gain (loss) on investment transactions	0.22		0.81		(0.10)		(1.15)		2.32		0.44
Total from investment operations	0.47		1.17		0.34		(0.62)		2.55		0.68
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.31)		(0.49)		(0.89)		(0.19)		(0.29)
Distributions from net realized gains	(0.99)		(0.16)		(0.49)		(0.29)		(0.10)		(0.35)
Total dividends and distributions	(1.46)		(0.47)		(0.98)		(1.18)		(0.29)		(0.64)
Net asset value, end of period	$11.07		$12.06		$11.36		$12.00		$13.80		$11.54
Total Return(b):	4.05%		10.65%		3.63%		(5.20)%		22.40%		5.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,126		$45,906		$59,285		$65,639		$71,254		$51,305
Average net assets (000)	$48,652		$51,567		$60,037		$73,198		$68,119		$40,094
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.01	%(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.01	%(e)(g)	0.00	%(h)	(0.00	)%(h)	(0.01)%		(0.01)%
Expenses before waivers and/or expense reimbursement	0.27	%(d)	0.30%		0.26%		0.20%		0.22%		0.46%
Net investment income (loss)	4.07	%(d)	3.14%		3.98%		4.14%		1.79%		2.13%
Portfolio turnover rate(i)	16%		62%		29%		56%		46%		55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

PGIM Target Date 2030 Fund 55

PGIM Target Date 2030 Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)	Amount rounds to zero.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 95.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 39.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	102,692	$1,539,350
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	338,776	15,333,019
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	170,295	1,682,518

		18,554,887

Fixed Income — 36.1%
PGIM Core Conservative Bond Fund (Class R6)	387,637	3,294,914
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	342,488	2,346,041
PGIM TIPS Fund (Class R6)	678,806	5,661,244
PGIM Total Return Bond Fund (Class R6)	475,622	5,645,630

		16,947,829

International Equity — 20.3%
PGIM Global Real Estate Fund (Class R6)	142,919	2,811,219
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	92,605	1,123,293
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	403,474	5,604,257

		9,538,769

TOTAL LONG-TERM INVESTMENTS (cost $40,071,780)		45,041,485

SHORT-TERM INVESTMENT 4.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,889,959)	1,889,959	1,889,959

TOTAL INVESTMENTS 99.9% (cost $41,961,739)(wa)		46,931,444
Other assets in excess of liabilities 0.1%		33,918

NET ASSETS 100.0%		$46,965,362

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa) Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 57

PGIM Target Date 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$18,554,887	$—	$—
Fixed Income	16,947,829	—	—
International Equity	9,538,769	—	—
Short-Term Investment
Affiliated Mutual Fund	1,889,959	—	—

Total	$46,931,444	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	39.5%
Fixed Income	36.1

International Equity	20.3%
Short-Term	4.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $41,961,739)	$46,931,444
Receivable for investments sold	376,463
Receivable for Fund shares sold	21,644
Due from Manager	19,723
Prepaid expenses and other assets	887

Total Assets	47,350,161

Liabilities

Payable for investments purchased	336,775
Custodian and accounting fees payable	23,156
Accrued expenses and other liabilities	18,707
Payable for Fund shares purchased	4,773
Trustees’ fees payable	843
Affiliated transfer agent fee payable	350
Distribution fee payable	195

Total Liabilities	384,799

Net Assets	$46,965,362

Net assets were comprised of:
Shares of beneficial interest, at par	$4,098
Paid-in capital in excess of par	44,594,904
Total distributable earnings (loss)	2,366,360

Net assets, January 31, 2025	$46,965,362

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 59

PGIM Target Date 2035 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($48,368 ÷ 4,240 shares of beneficial interest issued and outstanding)	$11.41

Class R2

Net asset value, offering price and redemption price per share, ($286,057 ÷ 25,031 shares of beneficial interest issued and outstanding)	$11.43

Class R3

Net asset value, offering price and redemption price per share, ($1,396,270 ÷ 122,003 shares of beneficial interest issued and outstanding)	$11.44

Class R4

Net asset value, offering price and redemption price per share, ($23,493 ÷ 2,051 shares of beneficial interest issued and outstanding)	$11.45

Class R5

Net asset value, offering price and redemption price per share, ($1,677,158 ÷ 146,389 shares of beneficial interest issued and outstanding)	$11.46

Class R6

Net asset value, offering price and redemption price per share, ($43,534,016 ÷ 3,797,822 shares of beneficial interest issued and outstanding)	$11.46

  Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$926,990

Expenses
Distribution fee(a)	1,419
Shareholder servicing fees(a)	542
Custodian and accounting fees	28,803
Professional fees	16,937
Registration fees(a)	10,562
Audit fee	9,831
Fund data services	5,818
Shareholders’ reports	5,550
Trustees’ fees	5,026
Transfer agent’s fees and expenses (including affiliated expense of $ 926)(a)	3,526
Miscellaneous	3,332

Total expenses	91,346
Less: Fee waiver and/or expense reimbursement(a)	(88,346)

Net expenses	3,000

Net investment income (loss)	923,990

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(232,314)
Net capital gain distributions received	822,637
Payment from Manager	23,356

613,679

Net change in unrealized appreciation (depreciation) on investments	425,010

Net gain (loss) on investment transactions	1,038,689

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,962,679

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	135	611	673	—	—	—
Shareholder servicing fees	9	84	449	—	—	—
Registration fees	1,495	2,507	1,495	1,495	1,495	2,075
Transfer agent’s fees and expenses	67	709	1,085	41	762	862
Fee waiver and/or expense reimbursement	(1,625)	(3,804)	(4,381)	(1,558)	(4,564)	(72,414)

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 61

PGIM Target Date 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$923,990	$1,177,570
Net realized gain (loss) on investment transactions	(208,958)	3,854,851
Net capital gain distributions received	822,637	602,182
Net change in unrealized appreciation (depreciation) on investments	425,010	(1,042,803)

Net increase (decrease) in net assets resulting from operations	1,962,679	4,591,800

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,912)	(1,035)
Class R2	(31,089)	(6,538)
Class R3	(153,214)	(34,178)
Class R4	(2,646)	(627)
Class R5	(191,989)	(34,329)
Class R6	(4,853,093)	(1,902,765)

	(5,236,943)	(1,979,472)

Fund share transactions
Net proceeds from shares sold	6,916,005	9,508,847
Net asset value of shares issued in reinvestment of dividends and distributions	5,236,943	1,979,472
Cost of shares purchased	(3,974,338)	(24,175,643)

Net increase (decrease) in net assets from Fund share transactions	8,178,610	(12,687,324)

Total increase (decrease)	4,904,346	(10,074,996)

Net Assets:

Beginning of period	42,061,016	52,136,012

End of period	$46,965,362	$42,061,016

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2025

				Year Ended July 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.31		$11.43	$11.73	$14.14	$11.47	$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.22	0.30	0.39	0.12	0.16
Net realized and unrealized gain (loss) on investment transactions	0.33		1.05	0.17	(1.17)	2.76	0.41
Total from investment operations	0.51		1.27	0.47	(0.78)	2.88	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.25)	(0.29)	(0.86)	(0.11)	(0.18)
Distributions from net realized gains	(1.01)		(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(1.41)		(0.39)	(0.77)	(1.63)	(0.21)	(0.52)
Net asset value, end of period	$11.41		$12.31	$11.43	$11.73	$14.14	$11.47
Total Return(b):	4.26%		11.41%	4.69%	(6.67)%	25.33%	4.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48		$58	$34	$31	$32	$25
Average net assets (000)	$54		$35	$31	$31	$29	$24
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.65%	0.73%	0.73%	0.73%	0.72%
Expenses before waivers and/or expense reimbursement	6.65	%(d)	9.90%	10.74%	13.02%	29.33%	56.33%
Net investment income (loss)	2.94	%(d)	1.93%	2.77%	3.02%	0.91%	1.44%
Portfolio turnover rate(e)	17%		76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 63

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2025

				Year Ended July 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.32		$11.45	$11.75	$14.15	$11.48	$11.43
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.23	0.24 (b)	0.42	0.15	0.19
Net realized and unrealized gain (loss) on investment transactions	0.37		1.06	0.26 (c)	(1.16)	2.76	0.41
Total from investment operations	0.53		1.29	0.50	(0.74)	2.91	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.28)	(0.32)	(0.89)	(0.14)	(0.21)
Distributions from net realized gains	(1.01)		(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(1.42)		(0.42)	(0.80)	(1.66)	(0.24)	(0.55)
Net asset value, end of period	$11.43		$12.32	$11.45	$11.75	$14.15	$11.48
Total Return(d):	4.47%		11.56%	4.96%	(6.36)%	25.59%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$286		$883	$147	$546	$526	$324
Average net assets (000)	$485		$462	$207	$535	$409	$359
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.38	%(f)	0.38%	0.48%	0.48%	0.48%	0.47%
Expenses before waivers and/or expense reimbursement	1.94	%(f)	1.98%	2.57%	1.80%	2.54%	4.84%
Net investment income (loss)	2.54	%(f)	1.97%	2.14%	3.25%	1.13%	1.66%
Portfolio turnover rate(g)	17%		76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2025

				Year Ended July 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.35		$11.47	$11.77	$14.18	$11.50	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.29	0.34	0.30	0.17	0.20
Net realized and unrealized gain (loss) on investment transactions	0.29		1.03	0.17	(1.03)	2.76	0.42
Total from investment operations	0.53		1.32	0.51	(0.73)	2.93	0.62
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.30)	(0.33)	(0.91)	(0.15)	(0.23)
Distributions from net realized gains	(1.01)		(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(1.44)		(0.44)	(0.81)	(1.68)	(0.25)	(0.57)
Net asset value, end of period	$11.44		$12.35	$11.47	$11.77	$14.18	$11.50
Total Return(b):	4.47%		11.79%	5.13%	(6.29)%	25.80%	5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,396		$1,275	$429	$303	$9,978	$7,298
Average net assets (000)	$1,335		$883	$339	$463	$8,548	$6,663
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.24	%(d)	0.24%	0.33%	0.33%	0.33%	0.32%
Expenses before waivers and/or expense reimbursement	0.89	%(d)	1.03%	1.31%	1.36%	0.70%	1.11%
Net investment income (loss)	3.87	%(d)	2.51%	3.10%	2.36%	1.30%	1.82%
Portfolio turnover rate(e)	17%		76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 65

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.37		$11.49		$11.79	$14.20	$11.51	$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.29		0.36	0.46	0.18	0.22
Net realized and unrealized gain (loss) on investment transactions	0.29		1.04		0.17	(1.17)	2.78	0.41
Total from investment operations	0.54		1.33		0.53	(0.71)	2.96	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.31)		(0.35)	(0.93)	(0.17)	(0.24)
Distributions from net realized gains	(1.01)		(0.14)		(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(1.46)		(0.45)		(0.83)	(1.70)	(0.27)	(0.58)
Net asset value, end of period	$11.45		$12.37		$11.49	$11.79	$14.20	$11.51
Total Return(b):	4.49%		11.88%		5.24%	(6.17)%	25.98%	5.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23		$22		$16	$15	$16	$13
Average net assets (000)	$23		$17		$15	$16	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.14	%(d)	0.16	%(e)	0.23%	0.23%	0.23%	0.22%
Expenses before waivers and/or expense reimbursement	13.55	%(d)	17.83%		19.92%	23.52%	44.91%	106.41%
Net investment income (loss)	3.95	%(d)	2.48%		3.28%	3.53%	1.41%	1.94%
Portfolio turnover rate(f)	17%		76%		29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2025

				Year Ended July 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.37		$11.48	$11.79	$14.20	$11.51	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.30	0.35	0.43	0.19	0.20
Net realized and unrealized gain (loss) on investment transactions	0.30		1.05	0.18	(1.13)	2.78	0.45
Total from investment operations	0.55		1.35	0.53	(0.70)	2.97	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.32)	(0.36)	(0.94)	(0.18)	(0.25)
Distributions from net realized gains	(1.01)		(0.14)	(0.48)	(0.77)	(0.10)	(0.34)
Total dividends and distributions	(1.46)		(0.46)	(0.84)	(1.71)	(0.28)	(0.59)
Net asset value, end of period	$11.46		$12.37	$11.48	$11.79	$14.20	$11.51
Total Return(b):	4.61%		12.08%	5.26%	(6.08)%	26.09%	5.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,677		$1,372	$866	$542	$314	$147
Average net assets (000)	$1,523		$945	$658	$408	$219	$122
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.05%	0.13%	0.13%	0.13%	0.12%
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.91%	0.97%	1.35%	3.46%	11.56%
Net investment income (loss)	4.07	%(d)	2.61%	3.21%	3.38%	1.47%	1.81%
Portfolio turnover rate(e)	17%		76%	29%	52%	45%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 67

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.38		$11.50		$11.80		$14.21		$11.52		$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.32		0.39		0.49		0.21		0.22
Net realized and unrealized gain (loss) on investment transactions	0.30		1.03		0.17		(1.17)		2.77		0.45
Total from investment operations	0.56		1.35		0.56		(0.68)		2.98		0.67
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.33)		(0.38)		(0.96)		(0.19)		(0.27)
Distributions from net realized gains	(1.01)		(0.14)		(0.48)		(0.77)		(0.10)		(0.34)
Total dividends and distributions	(1.48)		(0.47)		(0.86)		(1.73)		(0.29)		(0.61)
Net asset value, end of period	$11.46		$12.38		$11.50		$11.80		$14.21		$11.52
Total Return(b):	4.66%		12.13%		5.52%		(5.94)%		26.25%		5.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,534		$38,452		$50,643		$47,761		$53,243		$42,659
Average net assets (000)	$40,862		$40,561		$46,943		$54,250		$52,063		$28,765
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00	%(d)	0.01	%(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(d)(g)	0.01	%(e)(g)	(0.02)%		(0.02)%		(0.02)%		(0.03)%
Expenses before waivers and/or expense reimbursement	0.35	%(d)	0.40%		0.35%		0.28%		0.28%		0.61%
Net investment income (loss)	4.17	%(d)	2.76%		3.53%		3.79%		1.66%		1.99%
Portfolio turnover rate(h)	17%		76%		29%		52%		45%		45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2035 Fund 69

PGIM Target Date 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 46.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	128,355	$1,924,036
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	348,502	15,773,207
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	216,793	2,141,916

		19,839,159

Fixed Income — 27.1%
PGIM Core Conservative Bond Fund (Class R6)	253,786	2,157,185
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	313,920	2,150,354
PGIM TIPS Fund (Class R6)	388,861	3,243,104
PGIM Total Return Bond Fund (Class R6)	345,125	4,096,628

		11,647,271

International Equity — 24.7%
PGIM Global Real Estate Fund (Class R6)	109,165	2,147,275
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	155,614	1,887,597
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	474,604	6,592,254

		10,627,126

TOTAL LONG-TERM INVESTMENTS
(cost $36,523,365)		42,113,556

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $903,980)	903,980	903,980

TOTAL INVESTMENTS 100.0%
(cost $37,427,345)(wa)		43,017,536
Liabilities in excess of other assets (0.0)%		(4,529)

NET ASSETS 100.0%		$43,013,007

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate
TIPS—Treasury Inflation-Protected Securities
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$19,839,159	$—	$—
Fixed Income	11,647,271	—	—
International Equity	10,627,126	—	—
Short-Term Investment
Affiliated Mutual Fund	903,980	—	—

Total	$43,017,536	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	46.1%
Fixed Income	27.1

International Equity	24.7%
Short-Term	2.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 71

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $37,427,345)	$43,017,536
Receivable for investments sold	389,733
Due from Manager	19,311
Receivable for Fund shares sold	5,253
Prepaid expenses	887

Total Assets	43,432,720

Liabilities

Payable for investments purchased	280,580
Payable for Fund shares purchased	89,866
Custodian and accounting fees payable	23,373
Accrued expenses and other liabilities	14,759
Audit fee payable	9,682
Trustees’ fees payable	878
Affiliated transfer agent fee payable	372
Distribution fee payable	203

Total Liabilities	419,713

Net Assets	$43,013,007

Net assets were comprised of:
Shares of beneficial interest, at par	$3,580
Paid-in capital in excess of par	39,517,267
Total distributable earnings (loss)	3,492,160

Net assets, January 31, 2025	$43,013,007

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($85,090 ÷ 7,113 shares of beneficial interest issued and outstanding)	$11.96

Class R2

Net asset value, offering price and redemption price per share, ($369,535 ÷ 30,841 shares of beneficial interest issued and outstanding)	$11.98

Class R3

Net asset value, offering price and redemption price per share, ($1,078,571 ÷ 89,963 shares of beneficial interest issued and outstanding)	$11.99

Class R4

Net asset value, offering price and redemption price per share, ($88,349 ÷ 7,362 shares of beneficial interest issued and outstanding)	$12.00

Class R5

Net asset value, offering price and redemption price per share, ($8,803,268 ÷ 733,315 shares of beneficial interest issued and outstanding)	$12.00

Class R6

Net asset value, offering price and redemption price per share, ($32,588,194 ÷ 2,711,881 shares of beneficial interest issued and outstanding)	$12.02

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 73

PGIM Target Date 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$881,934

Expenses
Distribution fee(a)	1,195
Shareholder servicing fees(a)	600
Custodian and accounting fees	29,022
Professional fees	16,175
Transfer agent’s fees and expenses (including affiliated expense of $ 1,010)(a)	9,928
Registration fees(a)	9,905
Audit fee	9,677
Fund data services	5,818
Shareholders’ reports	5,585
Trustees’ fees	5,142
Miscellaneous	3,712

Total expenses	96,759
Less: Fee waiver and/or expense reimbursement(a)	(93,741)

Net expenses	3,018

Net investment income (loss)	878,916

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(77,785)
Net capital gain distributions received	932,541
Payment from Manager	20,869

875,625

Net change in unrealized appreciation (depreciation) on investments	314,868

Net gain (loss) on investment transactions	1,190,493

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,069,409

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	199	450	546	—	—	—
Shareholder servicing fees	24	44	500	32	—	—
Transfer agent’s fees and expenses	122	466	773	93	7,501	973
Registration fees	1,490	2,241	1,496	1,502	1,502	1,674
Fee waiver and/or expense reimbursement	(1,729)	(3,175)	(4,052)	(1,729)	(23,648)	(59,408)

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$878,916	$1,015,264
Net realized gain (loss) on investment transactions	(56,916)	4,241,289
Net capital gain distributions received	932,541	678,561
Net change in unrealized appreciation (depreciation) on investments	314,868	(941,956)

Net increase (decrease) in net assets resulting from operations	2,069,409	4,993,158

Dividends and Distributions
Distributions from distributable earnings
Class R1	(10,720)	(1,885)
Class R2	(47,401)	(8,256)
Class R3	(140,980)	(26,986)
Class R4	(11,680)	(2,615)
Class R5	(1,182,285)	(288,306)
Class R6	(4,350,226)	(1,518,675)

	(5,743,292)	(1,846,723)

Fund share transactions
Net proceeds from shares sold	3,714,706	8,609,921
Net asset value of shares issued in reinvestment of dividends and distributions	5,743,066	1,846,646
Cost of shares purchased	(3,682,610)	(19,167,079)

Net increase (decrease) in net assets from Fund share transactions	5,775,162	(8,710,512)

Total increase (decrease)	2,101,279	(5,564,077)

Net Assets:

Beginning of period	40,911,728	46,475,805

End of period	$43,013,007	$40,911,728

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 75

PGIM Target Date 2040 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.13		$12.07		$12.34	$14.54	$11.53	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.21		0.29	0.38	0.10	0.14
Net realized and unrealized gain (loss) on investment transactions	0.36		1.25		0.37	(1.26)	3.11	0.33
Total from investment operations	0.60		1.46		0.66	(0.88)	3.21	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.20)		(0.32)	(0.91)	(0.11)	(0.18)
Distributions from net realized gains	(1.37)		(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(1.77)		(0.40)		(0.93)	(1.32)	(0.20)	(0.55)
Net asset value, end of period	$11.96		$13.13		$12.07	$12.34	$14.54	$11.53
Total Return(b):	4.73%		12.38%		6.22%	(7.02)%	28.07%	3.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85		$65		$52	$39	$34	$22
Average net assets (000)	$79		$58		$44	$37	$28	$18
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.62	%(d)	0.64	%(e)	0.70%	0.70%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	4.97	%(d)	6.51%		7.99%	11.02%	24.36%	73.98%
Net investment income (loss)	3.66	%(d)	1.70%		2.49%	2.81%	0.78%	1.29%
Portfolio turnover rate(f)	17%		77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2025

					Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.17		$12.10		$12.36	$14.57	$11.55	$11.63
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.23		0.31	0.59	0.14	0.18
Net realized and unrealized gain (loss) on investment transactions	0.36		1.27		0.38	(1.45)	3.11	0.32
Total from investment operations	0.61		1.50		0.69	(0.86)	3.25	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.23)		(0.34)	(0.94)	(0.14)	(0.21)
Distributions from net realized gains	(1.37)		(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(1.80)		(0.43)		(0.95)	(1.35)	(0.23)	(0.58)
Net asset value, end of period	$11.98		$13.17		$12.10	$12.36	$14.57	$11.55
Total Return(b):	4.82%		12.70%		6.52%	(6.85)%	28.40%	4.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$370		$342		$238	$169	$5,733	$3,501
Average net assets (000)	$357		$250		$192	$4,165	$4,508	$2,845
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.37	%(d)	0.39	%(e)	0.45%	0.45%	0.44%	0.44%
Expenses before waivers and/or expense reimbursement	2.13	%(d)	2.69%		2.88%	0.83%	0.94%	1.61%
Net investment income (loss)	3.78	%(d)	1.90%		2.66%	4.25%	1.02%	1.57%
Portfolio turnover rate(f)	17%		77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 77

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.19		$12.11		$12.38	$14.59	$11.57	$11.64
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.25		0.33	0.40	0.16	0.19
Net realized and unrealized gain (loss) on investment transactions	0.36		1.27		0.38	(1.23)	3.11	0.34
Total from investment operations	0.62		1.52		0.71	(0.83)	3.27	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.24)		(0.37)	(0.97)	(0.16)	(0.23)
Distributions from net realized gains	(1.37)		(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(1.82)		(0.44)		(0.98)	(1.38)	(0.25)	(0.60)
Net asset value, end of period	$11.99		$13.19		$12.11	$12.38	$14.59	$11.57
Total Return(b):	4.90%		12.93%		6.67%	(6.69)%	28.52%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,079		$1,062		$722	$627	$3,617	$2,187
Average net assets (000)	$1,083		$845		$641	$662	$2,996	$1,720
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.22	%(d)	0.23	%(e)	0.30%	0.30%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	1.12%		0.92%	0.95%	0.85%	1.76%
Net investment income (loss)	3.88	%(d)	2.01%		2.90%	3.00%	1.23%	1.69%
Portfolio turnover rate(f)	17%		77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.20		$12.13		$12.40	$14.60	$11.58	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.27		0.36 (b)	0.42	0.17	0.21
Net realized and unrealized gain (loss) on investment transactions	0.36		1.26		0.36 (c)	(1.23)	3.11	0.33
Total from investment operations	0.63		1.53		0.72	(0.81)	3.28	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.26)		(0.38)	(0.98)	(0.17)	(0.24)
Distributions from net realized gains	(1.37)		(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(1.83)		(0.46)		(0.99)	(1.39)	(0.26)	(0.61)
Net asset value, end of period	$12.00		$13.20		$12.13	$12.40	$14.60	$11.58
Total Return(d):	5.00%		12.93%		6.77%	(6.53)%	28.61%	4.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88		$84		$67	$50	$34	$17
Average net assets (000)	$86		$73		$59	$42	$26	$13
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.12	%(f)	0.14	%(g)	0.20%	0.20%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	4.09	%(f)	4.79%		5.64%	9.44%	26.10%	98.42%
Net investment income (loss)	4.07	%(f)	2.17%		3.08%	3.13%	1.25%	1.84%
Portfolio turnover rate(h)	17%		77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 79

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.21		$12.14		$12.41	$14.61	$11.58	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.28		0.36	0.47	0.18	0.24
Net realized and unrealized gain (loss) on investment transactions	0.36		1.26		0.37	(1.27)	3.12	0.31
Total from investment operations	0.64		1.54		0.73	(0.80)	3.30	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.27)		(0.39)	(0.99)	(0.18)	(0.25)
Distributions from net realized gains	(1.37)		(0.20)		(0.61)	(0.41)	(0.09)	(0.37)
Total dividends and distributions	(1.85)		(0.47)		(1.00)	(1.40)	(0.27)	(0.62)
Net asset value, end of period	$12.00		$13.21		$12.14	$12.41	$14.61	$11.58
Total Return(b):	5.01%		13.03%		6.89%	(6.43)%	28.81%	4.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,803		$8,454		$7,404	$6,697	$7,393	$6,114
Average net assets (000)	$8,668		$7,708		$6,691	$7,073	$6,748	$5,963
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.02	%(d)	0.04	%(e)	0.10%	0.10%	0.09%	0.09%
Expenses before waivers and/or expense reimbursement	0.56	%(d)	0.61%		0.56%	0.46%	0.53%	1.01%
Net investment income (loss)	4.18	%(d)	2.29%		3.10%	3.43%	1.39%	2.09%
Portfolio turnover rate(f)	17%		77%		31%	54%	41%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 81

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025

			Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.23		$12.15		$12.42		$14.63		$11.59		$11.66
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.31		0.39	(b)	0.49		0.20		0.22
Net realized and unrealized gain (loss) on investment transactions	0.37		1.25		0.36	(c)	(1.27)		3.13		0.35
Total from investment operations	0.65		1.56		0.75		(0.78)		3.33		0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.28)		(0.41)		(1.02)		(0.20)		(0.27)
Distributions from net realized gains	(1.37)		(0.20)		(0.61)		(0.41)		(0.09)		(0.37)
Total dividends and distributions	(1.86)		(0.48)		(1.02)		(1.43)		(0.29)		(0.64)
Net asset value, end of period	$12.02		$13.23		$12.15		$12.42		$14.63		$11.59
Total Return(d):	5.16%		13.25%		7.06%		(6.35)%		29.05%		4.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,588		$30,905		$37,993		$37,802		$43,332		$31,333
Average net assets (000)	$31,740		$32,313		$36,923		$45,103		$41,893		$20,948
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.00	%(f)	0.01	%(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.00	%(h)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00	%(f)(i)	0.01	%(g)(i)	(0.05)%		(0.05)%		(0.06)%		(0.06)%
Expenses before waivers and/or expense reimbursement	0.37	%(f)	0.42%		0.38%		0.27%		0.30%		0.70%
Net investment income (loss)	4.16	%(f)	2.52%		3.33%		3.58%		1.54%		1.96%
Portfolio turnover rate(j)	17%		77%		31%		54%		41%		44%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund

Financial Highlights (unaudited) (continued)

(e)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(h)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(i)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2040 Fund 83

PGIM Target Date 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 50.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	97,682	$1,464,246
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	240,767	10,897,117
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	185,607	1,833,797

		14,195,160

Fixed Income — 20.6%
PGIM Core Conservative Bond Fund (Class R6)	100,278	852,366
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	165,388	1,132,908
PGIM TIPS Fund (Class R6)	153,648	1,281,428
PGIM Total Return Bond Fund (Class R6)	215,319	2,555,841

		5,822,543

International Equity — 29.2%
PGIM Global Real Estate Fund (Class R6)	71,892	1,414,121
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	139,749	1,695,156
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	371,424	5,159,076

		8,268,353

TOTAL LONG-TERM INVESTMENTS
(cost $24,294,774)		28,286,056

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $51,647)	51,647	51,647

TOTAL INVESTMENTS 100.1%
(cost $24,346,421)(wa)		28,337,703
Liabilities in excess of other assets (0.1)%		(28,366)

NET ASSETS 100.0%		$28,309,337

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate
TIPS—Treasury Inflation-Protected Securities
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$14,195,160	$—	$—
Fixed Income	5,822,543	—	—
International Equity	8,268,353	—	—
Short-Term Investment
Affiliated Mutual Fund	51,647	—	—

Total	$28,337,703	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	50.1%
International Equity	29.2

Fixed Income	20.6%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 85

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $24,346,421)	$28,337,703
Receivable for investments sold	177,731
Due from Manager	18,211
Receivable for Fund shares sold	5,172
Prepaid expenses and other assets	885

Total Assets	28,539,702

Liabilities

Payable for investments purchased	185,834
Custodian and accounting fees payable	23,423
Accrued expenses and other liabilities	9,933
Audit fee payable	9,677
Trustees’ fees payable	871
Affiliated transfer agent fee payable	396
Distribution fee payable	128
Payable for Fund shares purchased	103

Total Liabilities	230,365

Net Assets	$28,309,337

Net assets were comprised of:
Shares of beneficial interest, at par	$2,385
Paid-in capital in excess of par	25,380,038
Total distributable earnings (loss)	2,926,914

Net assets, January 31, 2025	$28,309,337

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($41,264 ÷ 3,491 shares of beneficial interest issued and outstanding)	$11.82

Class R2

Net asset value, offering price and redemption price per share, ($522,666 ÷ 44,199 shares of beneficial interest issued and outstanding)	$11.83

Class R3

Net asset value, offering price and redemption price per share, ($32,627 ÷ 2,758 shares of beneficial interest issued and outstanding)	$11.83

Class R4

Net asset value, offering price and redemption price per share, ($53,615 ÷ 4,534 shares of beneficial interest issued and outstanding)	$11.82

Class R5

Net asset value, offering price and redemption price per share, ($1,348,170 ÷ 113,797 shares of beneficial interest issued and outstanding)	$11.85

Class R6

Net asset value, offering price and redemption price per share, ($26,310,995 ÷ 2,216,514 shares of beneficial interest issued and outstanding)	$11.87

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 87

PGIM Target Date 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$579,807

Expenses
Distribution fee(a)	962
Shareholder servicing fees(a)	262
Custodian and accounting fees	29,070
Professional fees	16,205
Registration fees(a)	10,728
Audit fee	9,677
Fund data services	5,818
Shareholders’ reports	5,436
Trustees’ fees	5,073
Transfer agent’s fees and expenses (including affiliated expense of $ 1,077)(a)	3,133
Miscellaneous	3,195

Total expenses	89,559
Less: Fee waiver and/or expense reimbursement(a)	(88,136)

Net expenses	1,423

Net investment income (loss)	578,384

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	112,167
Net capital gain distributions received	656,203
Payment from Manager	18,519

786,889

Net change in unrealized appreciation (depreciation) on investments	91,890

Net gain (loss) on investment transactions	878,779

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,457,163

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	88	858	16	—	—	—
Shareholder servicing fees	3	225	15	19	—	—
Registration fees	1,502	3,062	1,502	1,502	1,502	1,658
Transfer agent’s fees and expenses	35	830	43	74	1,148	1,003
Fee waiver and/or expense reimbursement	(1,614)	(5,592)	(1,628)	(1,715)	(6,037)	(71,550)

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$578,384	$653,142
Net realized gain (loss) on investment transactions	130,686	3,220,745
Net capital gain distributions received	656,203	526,584
Net change in unrealized appreciation (depreciation) on investments	91,890	(970,142)

Net increase (decrease) in net assets resulting from operations	1,457,163	3,430,329

Dividends and Distributions
Distributions from distributable earnings
Class R1	(5,014)	(522)
Class R2	(66,672)	(13,466)
Class R3	(4,262)	(955)
Class R4	(7,245)	(1,616)
Class R5	(176,396)	(39,119)
Class R6	(3,526,103)	(1,243,152)

	(3,785,692)	(1,298,830)

Fund share transactions
Net proceeds from shares sold	4,307,890	5,774,286
Net asset value of shares issued in reinvestment of dividends and distributions	3,785,298	1,298,626
Cost of shares purchased	(3,994,476)	(16,447,570)

Net increase (decrease) in net assets from Fund share transactions	4,098,712	(9,374,658)

Total increase (decrease)	1,770,183	(7,243,159)

Net Assets:

Beginning of period	26,539,154	33,782,313

End of period	$28,309,337	$26,539,154

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 89

PGIM Target Date 2045 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.98		$11.84		$11.79	$14.56	$11.34	$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.18		0.25	0.32	0.09	0.17
Net realized and unrealized gain (loss) on investment transactions	0.34		1.33		0.53	(1.25)	3.32	0.27
Total from investment operations	0.60		1.51		0.78	(0.93)	3.41	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.38)		(0.18)		(0.17)	(0.90)	(0.11)	(0.18)
Distributions from net realized gains	(1.38)		(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(1.76)		(0.37)		(0.73)	(1.84)	(0.19)	(0.57)
Net asset value, end of period	$11.82		$12.98		$11.84	$11.79	$14.56	$11.34
Total Return(b):	4.91%		13.12%		7.45%	(7.75)%	30.36%	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41		$19		$16	$15	$19	$14
Average net assets (000)	$35		$17		$15	$18	$17	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61%	(d)	0.63	%(e)	0.68%	0.68%	0.68%	0.68%
Expenses before waivers and/or expense reimbursement	9.85%	(d)	18.92%		20.73%	21.60%	40.37%	98.28%
Net investment income (loss)	3.92%	(d)	1.48%		2.23%	2.44%	0.69%	1.54%
Portfolio turnover rate(f)	23%		79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.01		$11.86		$11.81	$14.59	$11.36	$11.49
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.17		0.26	0.33	0.11	0.03
Net realized and unrealized gain (loss) on investment transactions	0.43		1.38		0.55	(1.24)	3.34	0.44
Total from investment operations	0.62		1.55		0.81	(0.91)	3.45	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.21)		(0.20)	(0.93)	(0.14)	(0.21)
Distributions from net realized gains	(1.38)		(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(1.80)		(0.40)		(0.76)	(1.87)	(0.22)	(0.60)
Net asset value, end of period	$11.83		$13.01		$11.86	$11.81	$14.59	$11.36
Total Return(b):	5.06%		13.47%		7.73%	(7.56)%	30.67%	3.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$523		$1,012		$374	$316	$341	$220
Average net assets (000)	$681		$660		$326	$369	$235	$152
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	(d)	0.36	%(e)	0.43%	0.43%	0.43%	0.43%
Expenses before waivers and/or expense reimbursement	1.98%	(d)	2.03%		2.22%	2.07%	3.78%	10.18%
Net investment income (loss)	2.96%	(d)	1.36%		2.37%	2.53%	0.83%	0.24%
Portfolio turnover rate(f)	23%		79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 91

PGIM Target Date 2045 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.02		$11.87		$11.82	$14.60	$11.37	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.23		0.34	0.07	0.14	0.21
Net realized and unrealized gain (loss) on investment transactions	0.35		1.34		0.49	(0.96)	3.33	0.28
Total from investment operations	0.62		1.57		0.83	(0.89)	3.47	0.49
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.23)		(0.22)	(0.95)	(0.16)	(0.23)
Distributions from net realized gains	(1.38)		(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(1.81)		(0.42)		(0.78)	(1.89)	(0.24)	(0.62)
Net asset value, end of period	$11.83		$13.02		$11.87	$11.82	$14.60	$11.37
Total Return(b):	5.11%		13.61%		7.90%	(7.43)%	30.83%	4.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33		$31		$27	$36	$12,568	$8,750
Average net assets (000)	$31		$28		$30	$301	$10,686	$7,880
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.21%	(d)	0.22	%(e)	0.28%	0.28%	0.28%	0.28%
Expenses before waivers and/or expense reimbursement	10.49%	(d)	11.84%		10.50%	2.13%	0.81%	1.51%
Net investment income (loss)	4.10%	(d)	1.89%		3.08%	0.58%	1.07%	1.90%
Portfolio turnover rate(f)	23%		79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.02		$11.87		$11.83	$14.61	$11.37	$11.50
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.23		0.27	0.38	0.16	0.22
Net realized and unrealized gain (loss) on investment transactions	0.36		1.35		0.56	(1.25)	3.33	0.28
Total from investment operations	0.63		1.58		0.83	(0.87)	3.49	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.24)		(0.23)	(0.97)	(0.17)	(0.24)
Distributions from net realized gains	(1.38)		(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(1.83)		(0.43)		(0.79)	(1.91)	(0.25)	(0.63)
Net asset value, end of period	$11.82		$13.02		$11.87	$11.83	$14.61	$11.37
Total Return(b):	5.12%		13.73%		7.93%	(7.31)%	31.03%	4.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54		$51		$61	$46	$42	$32
Average net assets (000)	$55		$48		$48	$42	$37	$30
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.11%	(d)	0.13	%(e)	0.18%	0.18%	0.18%	0.18%
Expenses before waivers and/or expense reimbursement	6.24%	(d)	7.22%		8.10%	9.50%	18.71%	44.47%
Net investment income (loss)	4.06%	(d)	1.93%		2.38%	2.88%	1.19%	2.02%
Portfolio turnover rate(f)	23%		79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 93

PGIM Target Date 2045 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.05		$11.90		$11.85	$14.63	$11.39	$11.51
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.26		0.32	0.39	0.17	0.16
Net realized and unrealized gain (loss) on investment transactions	0.36		1.33		0.54	(1.25)	3.33	0.36
Total from investment operations	0.64		1.59		0.86	(0.86)	3.50	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.25)		(0.25)	(0.98)	(0.18)	(0.25)
Distributions from net realized gains	(1.38)		(0.19)		(0.56)	(0.94)	(0.08)	(0.39)
Total dividends and distributions	(1.84)		(0.44)		(0.81)	(1.92)	(0.26)	(0.64)
Net asset value, end of period	$11.85		$13.05		$11.90	$11.85	$14.63	$11.39
Total Return(b):	5.22%		13.80%		8.13%	(7.20)%	31.10%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,348		$1,248		$970	$786	$650	$407
Average net assets (000)	$1,274		$1,074		$812	$703	$525	$265
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.01%	(d)	0.03	%(e)	0.08%	0.08%	0.08%	0.08%
Expenses before waivers and/or expense reimbursement	0.95%	(d)	1.07%		1.06%	1.11%	1.84%	6.12%
Net investment income (loss)	4.28%	(d)	2.13%		2.83%	2.96%	1.27%	1.48%
Portfolio turnover rate(f)	23%		79%		29%	50%	38%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.08		$11.92		$11.87		$14.66		$11.41		$11.53
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.28		0.34		0.42		0.18		0.21
Net realized and unrealized gain (loss) on investment transactions	0.38		1.34		0.53		(1.27)		3.35		0.32
Total from investment operations	0.65		1.62		0.87		(0.85)		3.53		0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.27)		(0.26)		(1.00)		(0.20)		(0.26)
Distributions from net realized gains	(1.38)		(0.19)		(0.56)		(0.94)		(0.08)		(0.39)
Total dividends and distributions	(1.86)		(0.46)		(0.82)		(1.94)		(0.28)		(0.65)
Net asset value, end of period	$11.87		$13.08		$11.92		$11.87		$14.66		$11.41
Total Return(b):	5.28%		14.01%		8.28%		(7.12)%		31.31%		4.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,311		$24,178		$32,334		$29,859		$32,739		$20,178
Average net assets (000)	$25,607		$26,064		$29,647		$34,127		$28,077		$11,758
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%	(d)	0.01	%(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00%	(d)(g)	0.01	%(e)(g)	(0.07)%		(0.07)%		(0.07)%		(0.07)%
Expenses before waivers and/or expense reimbursement	0.55%	(d)	0.61%		0.53%		0.42%		0.42%		1.11%
Net investment income (loss)	4.17%	(d)	2.38%		3.02%		3.17%		1.40%		1.89%
Portfolio turnover rate(h)	23%		79%		29%		50%		38%		47%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2024.

See Notes to Financial Statements.

PGIM Target Date 2045 Fund 95

PGIM Target Date 2045 Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 52.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	63,300	$948,861
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	148,659	6,728,312
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	138,209	1,365,500

		9,042,673

Fixed Income — 14.5%
PGIM Core Conservative Bond Fund (Class R6)	40,958	348,140
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	101,328	694,093
PGIM TIPS Fund (Class R6)	41,837	348,922
PGIM Total Return Bond Fund (Class R6)	95,274	1,130,902

		2,522,057

International Equity — 33.2%
PGIM Global Real Estate Fund (Class R6)	44,046	866,385
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	107,025	1,298,210
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	258,648	3,592,623

		5,757,218

TOTAL LONG-TERM INVESTMENTS (cost $14,729,327)		17,321,948

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $45,843)	45,843	45,843

TOTAL INVESTMENTS 100.2% (cost $14,775,170)(wa)		17,367,791
Liabilities in excess of other assets (0.2)%		(31,547)

NET ASSETS 100.0%		$17,336,244

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 97

PGIM Target Date 2050 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$9,042,673	$—	$—
Fixed Income	2,522,057	—	—
International Equity	5,757,218	—	—
Short-Term Investment
Affiliated Mutual Fund	45,843	—	—

Total	$17,367,791	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	52.2%
International Equity	33.2

Fixed Income	14.5%
Short-Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $14,775,170)	$17,367,791
Receivable for investments sold	105,783
Due from Manager	17,172
Receivable for Fund shares sold	4,590
Prepaid expenses	885

Total Assets	17,496,221

Liabilities

Payable for investments purchased	111,813
Custodian and accounting fees payable	23,219
Professional fees payable	13,060
Audit fee payable	9,351
Accrued expenses and other liabilities	1,141
Trustees’ fees payable	809
Affiliated transfer agent fee payable	393
Distribution fee payable	151
Payable for Fund shares purchased	40

Total Liabilities	159,977

Net Assets	$17,336,244

Net assets were comprised of:
Shares of beneficial interest, at par	$1,423
Paid-in capital in excess of par	15,259,233
Total distributable earnings (loss)	2,075,588

Net assets, January 31, 2025	$17,336,244

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 99

PGIM Target Date 2050 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($94,786 ÷ 7,832 shares of beneficial interest issued and outstanding)	$12.10

Class R2

Net asset value, offering price and redemption price per share, ($500,227 ÷ 41,160 shares of beneficial interest issued and outstanding)	$12.15

Class R3

Net asset value, offering price and redemption price per share, ($26,586 ÷ 2,191 shares of beneficial interest issued and outstanding)	$12.14

Class R4

Net asset value, offering price and redemption price per share, ($129,955 ÷ 10,724 shares of beneficial interest issued and outstanding)	$12.12

Class R5

Net asset value, offering price and redemption price per share, ($2,157,199 ÷ 177,483 shares of beneficial interest issued and outstanding)	$12.15

Class R6

Net asset value, offering price and redemption price per share, ($14,427,491 ÷ 1,183,458 shares of beneficial interest issued and outstanding)	$12.19

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$359,800

Expenses
Distribution fee(a)	887
Shareholder servicing fees(a)	96
Custodian and accounting fees	28,878
Professional fees	20,376
Registration fees(a)	9,606
Audit fee	9,351
Fund data services	5,818
Shareholders’ reports	5,508
Trustees’ fees	4,926
Transfer agent’s fees and expenses (including affiliated expense of $ 1,040)(a)	3,909
Miscellaneous	3,243

Total expenses	92,598
Less: Fee waiver and/or expense reimbursement(a)	(91,296)

Net expenses	1,302

Net investment income (loss)	358,498

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	18,359
Net capital gain distributions received	454,898
Payment from Manager	10,297

483,554

Net change in unrealized appreciation (depreciation) on investments	31,810

Net gain (loss) on investment transactions	515,364

Net Increase (Decrease) In Net Assets Resulting From Operations	$873,862

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	272	602	13	—	—	—
Shareholder servicing fees	30	11	6	49	—	—
Registration fees	1,450	2,257	1,450	1,450	1,450	1,549
Transfer agent’s fees and expenses	102	570	87	109	2,274	767
Fee waiver and/or expense reimbursement	(2,039)	(4,861)	(1,650)	(2,144)	(13,427)	(67,175)

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 101

PGIM Target Date 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$358,498	$396,367
Net realized gain (loss) on investment transactions	28,656	2,281,877
Net capital gain distributions received	454,898	374,559
Net change in unrealized appreciation (depreciation) on investments	31,810	(886,458)

Net increase (decrease) in net assets resulting from operations	873,862	2,166,345

Dividends and Distributions
Distributions from distributable earnings
Class R1	(16,936)	(2,115)
Class R2	(75,604)	(15,550)
Class R3	(4,042)	(735)
Class R4	(20,317)	(3,912)
Class R5	(335,350)	(61,726)
Class R6	(2,243,528)	(788,811)

	(2,695,777)	(872,849)

Fund share transactions
Net proceeds from shares sold	2,641,847	4,389,528
Net asset value of shares issued in reinvestment of dividends and distributions	2,695,777	872,849
Cost of shares purchased	(1,658,105)	(13,334,264)

Net increase (decrease) in net assets from Fund share transactions	3,679,519	(8,071,887)

Total increase (decrease)	1,857,604	(6,778,391)

Net Assets:

Beginning of period	15,478,640	22,257,031

End of period	$17,336,244	$15,478,640

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.64		$12.38		$12.32		$14.87	$11.49	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.16		0.23		0.30	0.07	0.08
Net realized and unrealized gain (loss) on investment transactions	0.39		1.51		0.71		(1.36)	3.51	0.31
Total from investment operations	0.65		1.67		0.94		(1.06)	3.58	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.42)		(0.21)		(0.15)		(0.91)	(0.12)	(0.19)
Distributions from net realized gains	(1.77)		(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(2.19)		(0.41)		(0.88)		(1.49)	(0.20)	(0.49)
Net asset value, end of period	$12.10		$13.64		$12.38		$12.32	$14.87	$11.49
Total Return(b):	5.13%		13.87%		8.56%		(8.23)%	31.41%	3.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95		$97		$59		$47	$44	$33
Average net assets (000)	$108		$69		$50		$46	$37	$54
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.60%	(d)	0.62	%(e)	0.68	%(e)	0.68%	0.67%	0.67%
Expenses before waivers and/or expense reimbursement	4.35%	(d)	5.93%		7.54%		9.34%	18.74%	26.33%
Net investment income (loss)	3.77%	(d)	1.26%		1.98%		2.18%	0.55%	0.69%
Portfolio turnover rate(f)	17%		84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 103

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.70		$12.43		$12.36		$14.90	$11.51	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.20		0.25		0.50	0.11	0.17
Net realized and unrealized gain (loss) on investment transactions	0.38		1.51		0.71		(1.51)	3.51	0.26
Total from investment operations	0.66		1.71		0.96		(1.01)	3.62	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.24)		(0.16)		(0.95)	(0.15)	(0.21)
Distributions from net realized gains	(1.77)		(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(2.21)		(0.44)		(0.89)		(1.53)	(0.23)	(0.51)
Net asset value, end of period	$12.15		$13.70		$12.43		$12.36	$14.90	$11.51
Total Return(b):	5.21%		14.17%		8.80%		(7.92)%	31.72%	3.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$500		$455		$444		$337	$5,209	$3,110
Average net assets (000)	$478		$452		$370		$3,647	$4,026	$2,447
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35%	(d)	0.37	%(e)	0.43	%(e)	0.43%	0.42%	0.42%
Expenses before waivers and/or expense reimbursement	2.37%	(d)	2.60%		2.81%		1.15%	1.28%	2.57%
Net investment income (loss)	4.03%	(d)	1.56%		2.15%		3.51%	0.81%	1.53%
Portfolio turnover rate(f)	17%		84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.71		$12.44		$12.38		$14.93	$11.53	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.21		0.28		0.06	0.13	0.16
Net realized and unrealized gain (loss) on investment transactions	0.39		1.52		0.70		(1.06)	3.51	0.28
Total from investment operations	0.68		1.73		0.98		(1.00)	3.64	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.26)		(0.19)		(0.97)	(0.16)	(0.22)
Distributions from net realized gains	(1.77)		(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(2.25)		(0.46)		(0.92)		(1.55)	(0.24)	(0.52)
Net asset value, end of period	$12.14		$13.71		$12.44		$12.38	$14.93	$11.53
Total Return(b):	5.37%		14.31%		8.99%		(7.83)%	31.93%	3.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$25		$19		$15	$4,071	$2,212
Average net assets (000)	$25		$21		$16		$81	$3,123	$1,564
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.20%	(d)	0.22	%(e)	0.28	%(e)	0.27%	0.27%	0.27%
Expenses before waivers and/or expense reimbursement	13.06%	(d)	15.59%		19.74%		5.80%	1.15%	2.70%
Net investment income (loss)	4.17%	(d)	1.69%		2.37%		0.52%	0.97%	1.45%
Portfolio turnover rate(f)	17%		84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 105

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.69		$12.42		$12.36		$14.91	$11.51	$11.59
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.23		0.28		0.13	0.15	0.22
Net realized and unrealized gain (loss) on investment transactions	0.40		1.51		0.72		(1.12)	3.50	0.24
Total from investment operations	0.69		1.74		1.00		(0.99)	3.65	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.27)		(0.21)		(0.98)	(0.17)	(0.24)
Distributions from net realized gains	(1.77)		(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(2.26)		(0.47)		(0.94)		(1.56)	(0.25)	(0.54)
Net asset value, end of period	$12.12		$13.69		$12.42		$12.36	$14.91	$11.51
Total Return(b):	5.39%		14.45%		9.12%		(7.79)%	32.10%	3.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$130		$123		$100		$89	$17	$13
Average net assets (000)	$127		$108		$95		$59	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.10%	(d)	0.12	%(e)	0.18	%(e)	0.18%	0.17%	0.17%
Expenses before waivers and/or expense reimbursement	3.46%	(d)	3.95%		4.14%		7.09%	43.52%	106.71%
Net investment income (loss)	4.30%	(d)	1.80%		2.43%		0.98%	1.12%	1.94%
Portfolio turnover rate(f)	17%		84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.03% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.72		$12.45		$12.39		$14.94	$11.54	$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.23		0.30		0.39	0.16	0.24
Net realized and unrealized gain (loss) on investment transactions	0.38		1.52		0.71		(1.36)	3.51	0.23
Total from investment operations	0.69		1.75		1.01		(0.97)	3.67	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.28)		(0.22)		(1.00)	(0.19)	(0.25)
Distributions from net realized gains	(1.77)		(0.20)		(0.73)		(0.58)	(0.08)	(0.30)
Total dividends and distributions	(2.26)		(0.48)		(0.95)		(1.58)	(0.27)	(0.55)
Net asset value, end of period	$12.15		$13.72		$12.45		$12.39	$14.94	$11.54
Total Return(b):	5.41%		14.52%		9.22%		(7.63)%	32.13%	3.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,157		$1,967		$1,446		$1,170	$1,149	$778
Average net assets (000)	$2,050		$1,729		$1,226		$1,196	$950	$725
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%	(d)	0.02	%(e)	0.08	%(e)	0.08%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	1.30%	(d)	1.37%		1.20%		1.03%	1.44%	3.47%
Net investment income (loss)	4.47%	(d)	1.86%		2.55%		2.87%	1.19%	2.11%
Portfolio turnover rate(f)	17%		84%		26%		59%	39%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 107

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.77		$12.48		$12.43		$14.98		$11.57		$11.64
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.29		0.33		0.41		0.18		0.24
Net realized and unrealized gain (loss) on investment transactions	0.40		1.50		0.69		(1.36)		3.52		0.26
Total from investment operations	0.70		1.79		1.02		(0.95)		3.70		0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.51)		(0.30)		(0.24)		(1.02)		(0.21)		(0.27)
Distributions from net realized gains	(1.77)		(0.20)		(0.73)		(0.58)		(0.08)		(0.30)
Total dividends and distributions	(2.28)		(0.50)		(0.97)		(1.60)		(0.29)		(0.57)
Net asset value, end of period	$12.19		$13.77		$12.48		$12.43		$14.98		$11.57
Total Return(b):	5.46%		14.81%		9.29%		(7.47)%		32.33%		4.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,427		$12,813		$20,189		$18,346		$18,291		$13,037
Average net assets (000)	$13,693		$15,264		$18,311		$20,531		$17,795		$8,309
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%	(d)	0.02	%(e)	0.00	%(e)(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00%	(d)(g)	0.02	%(e)(g)	(0.07	)%(e)	(0.07)%		(0.08)%		(0.08)%
Expenses before waivers and/or expense reimbursement	0.97%	(d)	0.94%		0.81%		0.58%		0.63%		1.67%
Net investment income (loss)	4.31%	(d)	2.32%		2.81%		2.98%		1.33%		2.13%
Portfolio turnover rate(h)	17%		84%		26%		59%		39%		42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.02% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2050 Fund 109

PGIM Target Date 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	39,225	$587,989
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	81,874	3,705,599
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	82,337	813,493

		5,107,081

Fixed Income — 8.0%
PGIM Core Conservative Bond Fund (Class R6)	11,079	94,169
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	41,112	281,617
PGIM Total Return Bond Fund (Class R6)	31,718	376,494

		752,280

International Equity — 37.4%
PGIM Global Real Estate Fund (Class R6)	23,828	468,693
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	69,484	842,841
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	158,096	2,195,958

		3,507,492

TOTAL LONG-TERM INVESTMENTS (cost $7,980,395)		9,366,853

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $34,110)	34,110	34,110

TOTAL INVESTMENTS 100.3% (cost $8,014,505)(wa)		9,400,963
Liabilities in excess of other assets (0.3)%		(26,348)

NET ASSETS 100.0%		$9,374,615

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$5,107,081	$—	$—
Fixed Income	752,280	—	—
International Equity	3,507,492	—	—
Short-Term Investment
Affiliated Mutual Fund	34,110	—	—

Total	$9,400,963	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	54.5%
International Equity	37.4

Fixed Income	8.0%
Short-Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 111

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $8,014,505)	$9,400,963
Receivable for investments sold	46,100
Due from Manager	17,793
Receivable for Fund shares sold	7,928
Prepaid expenses	8,166

Total Assets	9,480,950

Liabilities

Payable for investments purchased	55,599
Custodian and accounting fees payable	23,201
Professional fees payable	9,946
Audit fee payable	9,351
Fund data services payable	3,749
Accrued expenses and other liabilities	3,181
Trustees’ fees payable	840
Affiliated transfer agent fee payable	359
Distribution fee payable	84
Payable for Fund shares purchased	25

Total Liabilities	106,335

Net Assets	$9,374,615

Net assets were comprised of:
Shares of beneficial interest, at par	$842
Paid-in capital in excess of par	8,161,686
Total distributable earnings (loss)	1,212,087

Net assets, January 31, 2025	$9,374,615

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($21,537 ÷ 1,960 shares of beneficial interest issued and outstanding)	$10.99

Class R2

Net asset value, offering price and redemption price per share, ($317,625 ÷ 28,749 shares of beneficial interest issued and outstanding)	$11.05

Class R3

Net asset value, offering price and redemption price per share, ($103,896 ÷ 9,383 shares of beneficial interest issued and outstanding)	$11.07

Class R4

Net asset value, offering price and redemption price per share, ($59,750 ÷ 5,389 shares of beneficial interest issued and outstanding)	$11.09

Class R5

Net asset value, offering price and redemption price per share, ($901,899 ÷ 81,105 shares of beneficial interest issued and outstanding)	$11.12

Class R6

Net asset value, offering price and redemption price per share, ($7,969,908 ÷ 715,634 shares of beneficial interest issued and outstanding)	$11.14

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 113

PGIM Target Date 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$192,167

Expenses
Distribution fee(a)	671
Shareholder servicing fees(a)	225
Custodian and accounting fees	28,881
Professional fees	17,061
Registration fees(a)	10,394
Audit fee	9,351
Fund data services	5,818
Shareholders’ reports	5,485
Trustees’ fees	4,880
Transfer agent’s fees and expenses (including affiliated expense of $984)(a)	2,904
Miscellaneous	3,306

Total expenses	88,976
Less: Fee waiver and/or expense reimbursement(a)	(88,032)

Net expenses	944

Net investment income (loss)	191,223

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	13,055
Net capital gain distributions received	251,227
Payment from Manager	5,900

270,182

Net change in unrealized appreciation (depreciation) on investments	17,935

Net gain (loss) on investment transactions	288,117

Net Increase (Decrease) In Net Assets Resulting From Operations	$479,340

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	52	572	47	—	—	—
Shareholder servicing fees	—	193	21	11	—	—
Registration fees	1,476	2,910	1,476	1,477	1,477	1,578
Transfer agent’s fees and expenses	46	875	84	65	995	839
Fee waiver and/or expense reimbursement	(1,687)	(7,630)	(2,330)	(2,020)	(9,661)	(64,704)

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$191,223	$168,657
Net realized gain (loss) on investment transactions	18,955	1,032,800
Net capital gain distributions received	251,227	164,009
Net change in unrealized appreciation (depreciation) on investments	17,935	(294,930)

Net increase (decrease) in net assets resulting from operations	479,340	1,070,536

Dividends and Distributions
Distributions from distributable earnings
Class R1	(2,413)	(506)
Class R2	(36,066)	(8,217)
Class R3	(11,336)	(1,615)
Class R4	(6,939)	(1,372)
Class R5	(103,117)	(20,785)
Class R6	(915,475)	(298,085)

	(1,075,346)	(330,580)

Fund share transactions
Net proceeds from shares sold	1,841,970	3,190,788
Net asset value of shares issued in reinvestment of dividends and distributions	1,075,346	330,580
Cost of shares purchased	(1,252,994)	(5,022,676)

Net increase (decrease) in net assets from Fund share transactions	1,664,322	(1,501,308)

Total increase (decrease)	1,068,316	(761,352)

Net Assets:

Beginning of period	8,306,299	9,067,651

End of period	$9,374,615	$8,306,299

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 115

PGIM Target Date 2055 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.81		$10.65		$10.28		$14.78	$11.33	$11.52
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.13		0.19		0.26	0.08	0.18
Net realized and unrealized gain (loss) on investment transactions	0.35		1.33		0.68		(1.10)	3.58	0.18
Total from investment operations	0.58		1.46		0.87		(0.84)	3.66	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.30)		(0.03)		(0.91)	(0.11)	(0.19)
Distributions from net realized gains	(1.14)		-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(1.40)		(0.30)		(0.50)		(3.66)	(0.21)	(0.55)
Net asset value, end of period	$10.99		$11.81		$10.65		$10.28	$14.78	$11.33
Total Return(b):	5.22%		14.00%		9.11%		(8.47)%	32.63%	2.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22		$19		$18		$17	$18	$14
Average net assets (000)	$21		$19		$16		$18	$16	$14
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.59%	(d)	0.65	%(e)	0.68	%(e)	0.67%	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	16.87%	(d)	18.00%		21.35%		22.90%	42.22%	93.51%
Net investment income (loss)	3.92%	(d)	1.22%		1.97%		2.17%	0.57%	1.62%
Portfolio turnover rate(f)	22%		97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.89		$10.71		$10.31		$14.82	$11.36	$11.54
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.11		0.22		0.29	0.10	0.14
Net realized and unrealized gain (loss) on investment transactions	0.43		1.39		0.68		(1.11)	3.60	0.25
Total from investment operations	0.60		1.50		0.90		(0.82)	3.70	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.30)		(0.32)		(0.03)		(0.94)	(0.14)	(0.21)
Distributions from net realized gains	(1.14)		-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(1.44)		(0.32)		(0.50)		(3.69)	(0.24)	(0.57)
Net asset value, end of period	$11.05		$11.89		$10.71		$10.31	$14.82	$11.36
Total Return(b):	5.32%		14.37%		9.38%		(8.28)%	32.93%	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$318		$721		$253		$278	$305	$142
Average net assets (000)	$454		$452		$229		$311	$188	$83
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.34%	(d)	0.39	%(e)	0.43	%(e)	0.42%	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	3.68%	(d)	4.07%		4.86%		4.25%	6.37%	19.04%
Net investment income (loss)	2.89%	(d)	0.99%		2.21%		2.40%	0.73%	1.28%
Portfolio turnover rate(f)	22%		97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 117

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.91		$10.73		$10.32		$14.82	$11.36	$11.55
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.17		0.16		0.02	0.13	0.20
Net realized and unrealized gain (loss) on investment transactions	0.35		1.35		0.75		(0.80)	3.59	0.20
Total from investment operations	0.61		1.52		0.91		(0.78)	3.72	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.34)		(0.03)		(0.97)	(0.16)	(0.23)
Distributions from net realized gains	(1.14)		-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(1.45)		(0.34)		(0.50)		(3.72)	(0.26)	(0.59)
Net asset value, end of period	$11.07		$11.91		$10.73		$10.32	$14.82	$11.36
Total Return(b):	5.40%		14.48%		9.47%		(8.03)%	33.09%	3.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$104		$84		$43		$15	$7,549	$4,867
Average net assets (000)	$93		$59		$22		$166	$6,237	$4,140
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19%	(d)	0.25	%(e)	0.29	%(e)	0.25%	0.26%	0.25%
Expenses before waivers and/or expense reimbursement	5.16%	(d)	7.37%		15.85%		3.82%	1.52%	2.92%
Net investment income (loss)	4.39%	(d)	1.50%		1.61%		0.15%	0.95%	1.83%
Portfolio turnover rate(f)	22%		97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.93		$10.75		$10.33		$14.84	$11.37	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.18		0.25		0.31	0.14	0.22
Net realized and unrealized gain (loss) on investment transactions	0.36		1.35		0.67		(1.09)	3.60	0.19
Total from investment operations	0.62		1.53		0.92		(0.78)	3.74	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.35)		(0.03)		(0.98)	(0.17)	(0.24)
Distributions from net realized gains	(1.14)		-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(1.46)		(0.35)		(0.50)		(3.73)	(0.27)	(0.60)
Net asset value, end of period	$11.09		$11.93		$10.75		$10.33	$14.84	$11.37
Total Return(b):	5.51%		14.59%		9.56%		(8.01)%	33.27%	3.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$60		$55		$39		$20	$17	$13
Average net assets (000)	$58		$45		$29		$18	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09%	(d)	0.15	%(e)	0.18	%(e)	0.17%	0.16%	0.15%
Expenses before waivers and/or expense reimbursement	6.99%	(d)	8.72%		12.52%		22.13%	43.43%	106.71%
Net investment income (loss)	4.38%	(d)	1.68%		2.48%		2.54%	1.07%	2.02%
Portfolio turnover rate(f)	22%		97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 119

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.97		$10.78		$10.35		$14.86	$11.38	$11.56
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.19		0.24		0.34	0.15	0.24
Net realized and unrealized gain (loss) on investment transactions	0.34		1.36		0.69		(1.11)	3.61	0.19
Total from investment operations	0.62		1.55		0.93		(0.77)	3.76	0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.36)		(0.03)		(0.99)	(0.18)	(0.25)
Distributions from net realized gains	(1.14)		-		(0.47)		(2.75)	(0.10)	(0.36)
Total dividends and distributions	(1.47)		(0.36)		(0.50)		(3.74)	(0.28)	(0.61)
Net asset value, end of period	$11.12		$11.97		$10.78		$10.35	$14.86	$11.38
Total Return(b):	5.52%		14.75%		9.64%		(7.88)%	33.45%	3.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$902		$786		$565		$367	$247	$136
Average net assets (000)	$845		$674		$447		$317	$188	$111
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%	(d)(e)	0.05	%(f)	0.08	%(f)	0.07%	0.06%	0.05%
Expenses before waivers and/or expense reimbursement	2.27%	(d)	2.77%		2.95%		2.87%	4.74%	14.21%
Net investment income (loss)	4.57%	(d)	1.76%		2.45%		2.79%	1.12%	2.15%
Portfolio turnover rate(g)	22%		97%		29%		60%	37%	45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(f)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 121

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025
					Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.99		$10.80		$10.34		$14.86		$11.38		$11.57
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.24		0.28		0.37		0.17		0.22
Net realized and unrealized gain (loss) on investment transactions	0.38		1.32		0.68		(1.12)		3.61		0.22
Total from investment operations	0.64		1.56		0.96		(0.75)		3.78		0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.37)		(0.03)		(1.02)		(0.20)		(0.27)
Distributions from net realized gains	(1.14)		-		(0.47)		(2.75)		(0.10)		(0.36)
Total dividends and distributions	(1.49)		(0.37)		(0.50)		(3.77)		(0.30)		(0.63)
Net asset value, end of period	$11.14		$11.99		$10.80		$10.34		$14.86		$11.38
Total Return(b):	5.63%		14.89%		9.95%		(7.82)%		33.63%		3.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,970		$6,641		$8,151		$6,382		$7,681		$5,451
Average net assets (000)	$7,322		$6,770		$6,741		$8,322		$7,616		$4,340
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%	(d)	0.05	%(e)	0.00	%(e)(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00%	(d)(g)	(0.05	)%(e)(g)	(0.07	)%(e)	(0.08)%		(0.09)%		(0.10)%
Expenses before waivers and/or expense reimbursement	1.75%	(d)	2.06%		2.12%		1.57%		1.16%		2.57%
Net investment income (loss)	4.37%	(d)	2.22%		2.76%		3.01%		1.27%		2.01%
Portfolio turnover rate(h)	22%		97%		29%		60%		37%		45%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.05% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2055 Fund 123

PGIM Target Date 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	37,294	$559,040
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	74,687	3,380,319
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	80,604	796,363

		4,735,722

Fixed Income — 7.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	38,477	263,569
PGIM Total Return Bond Fund (Class R6)	29,685	352,366

		615,935

International Equity — 38.9%
PGIM Global Real Estate Fund (Class R6)	22,301	438,656
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	68,644	832,649
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	154,261	2,142,679

		3,413,984

TOTAL LONG-TERM INVESTMENTS (cost $7,516,062)		8,765,641

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $27,452)	27,452	27,452

TOTAL INVESTMENTS 100.2% (cost $7,543,514)(wa)		8,793,093
Liabilities in excess of other assets (0.2)%		(20,187)

NET ASSETS 100.0%		$8,772,906

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$4,735,722	$—	$—
Fixed Income	615,935	—	—
International Equity	3,413,984	—	—
Short-Term Investment
Affiliated Mutual Fund	27,452	—	—

Total	$8,793,093	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	54.0%
International Equity	38.9

Fixed Income	7.0%
Short-Term	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 125

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $7,543,514)	$8,793,093
Receivable for investments sold	45,566
Due from Manager	15,759
Receivable for Fund shares sold	4,325
Prepaid expenses	8,479

Total Assets	8,867,222

Liabilities

Payable for investments purchased	44,659
Custodian and accounting fees payable	23,211
Audit fee payable	9,353
Professional fees payable	8,898
Fund data services payable	3,749
Accrued expenses and other liabilities	2,899
Trustees’ fees payable	840
Affiliated transfer agent fee payable	349
Payable for Fund shares purchased	240
Distribution fee payable	118

Total Liabilities	94,316

Net Assets	$8,772,906

Net assets were comprised of:
Shares of beneficial interest, at par	$626
Paid-in capital in excess of par	7,690,630
Total distributable earnings (loss)	1,081,650

Net assets, January 31, 2025	$8,772,906

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($55,648 ÷ 4,000 shares of beneficial interest issued and outstanding)	$13.91

Class R2

Net asset value, offering price and redemption price per share, ($433,978 ÷ 31,070 shares of beneficial interest issued and outstanding)	$13.97

Class R3

Net asset value, offering price and redemption price per share, ($61,293 ÷ 4,387 shares of beneficial interest issued and outstanding)	$13.97

Class R4

Net asset value, offering price and redemption price per share, ($45,535 ÷ 3,257 shares of beneficial interest issued and outstanding)	$13.98

Class R5

Net asset value, offering price and redemption price per share, ($1,255,126 ÷ 89,688 shares of beneficial interest issued and outstanding)	$13.99

Class R6

Net asset value, offering price and redemption price per share, ($6,921,326 ÷ 493,784 shares of beneficial interest issued and outstanding)	$14.02

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 127

PGIM Target Date 2060 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$177,031

Expenses
Distribution fee(a)	747
Shareholder servicing fees(a)	63
Custodian and accounting fees	28,851
Professional fees	16,178
Registration fees(a)	9,671
Audit fee	9,351
Fund data services	5,818
Shareholders’ reports	5,413
Trustees’ fees	4,880
Transfer agent’s fees and expenses (including affiliated expense of $ 960)(a)	2,984
Miscellaneous	3,309

Total expenses	87,265
Less: Fee waiver and/or expense reimbursement(a)	(86,250)

Net expenses	1,015

Net investment income (loss)	176,016

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	109,191
Net capital gain distributions received	227,331
Payment from Manager	5,647

342,169

Net change in unrealized appreciation (depreciation) on investments	(40,550)

Net gain (loss) on investment transactions	301,619

Net Increase (Decrease) In Net Assets Resulting From Operations	$477,635

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6

Distribution fee	125	593	29	—	—	—
Shareholder servicing fees	8	31	24	—	—	—
Registration fees	1,476	2,030	1,477	1,477	1,477	1,734
Transfer agent’s fees and expenses	57	696	57	44	1,249	881
Fee waiver and/or expense reimbursement	(1,949)	(6,627)	(2,037)	(1,885)	(12,891)	(60,861)

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$176,016	$142,586
Net realized gain (loss) on investment transactions	114,838	575,954
Net capital gain distributions received	227,331	138,346
Net change in unrealized appreciation (depreciation) on investments	(40,550)	178,749

Net increase (decrease) in net assets resulting from operations	477,635	1,035,635

Dividends and Distributions
Distributions from distributable earnings
Class R1	(4,383)	(758)
Class R2	(35,233)	(9,509)
Class R3	(5,064)	(1,491)
Class R4	(3,860)	(1,076)
Class R5	(106,904)	(29,399)
Class R6	(571,300)	(248,877)

	(726,744)	(291,110)

Fund share transactions
Net proceeds from shares sold	2,221,898	3,149,374
Net asset value of shares issued in reinvestment of dividends and distributions	726,744	291,110
Cost of shares purchased	(2,341,983)	(3,470,822)

Net increase (decrease) in net assets from Fund share transactions	606,659	(30,338)

Total increase (decrease)	357,550	714,187

Net Assets:

Beginning of period	8,415,356	7,701,169

End of period	$8,772,906	$8,415,356

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 129

PGIM Target Date 2060 Fund

Financial Highlights (unaudited)

Class R1 Shares
	Six Months Ended January 31, 2025
					Year Ended July 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.42		$13.02		$12.82		$15.17	$11.49	$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.16		0.24		0.29	0.08	0.17
Net realized and unrealized gain (loss) on investment transactions	0.40		1.63		0.84		(1.46)	3.74	0.16
Total from investment operations	0.71		1.79		1.08		(1.17)	3.82	0.33
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.22)		(0.19)		(0.95)	(0.08)	(0.20)
Distributions from net realized gains	(0.85)		(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(1.22)		(0.39)		(0.88)		(1.18)	(0.14)	(0.46)
Net asset value, end of period	$13.91		$14.42		$13.02		$12.82	$15.17	$11.49
Total Return(b):	5.13%		14.12%		9.38%		(8.62)%	33.45%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56		$40		$22		$17	$17	$13
Average net assets (000)	$49		$27		$19		$17	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.59%	(d)	0.64	%(e)	0.67	%(e)	0.66%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	8.40%	(d)	13.74%		18.47%		23.66%	46.33%	114.36%
Net investment income (loss)	4.25%	(d)	1.17%		1.98%		2.06%	0.56%	1.56%
Portfolio turnover rate(f)	32%		92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended January 31, 2025
					Year Ended July 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.50		$13.09		$12.86		$15.21	$11.52	$11.63
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.16		0.25		0.52	0.10	0.16
Net realized and unrealized gain (loss) on investment transactions	0.45		1.68		0.87		(1.66)	3.76	0.21
Total from investment operations	0.73		1.84		1.12		(1.14)	3.86	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.26)		(0.20)		(0.98)	(0.11)	(0.22)
Distributions from net realized gains	(0.85)		(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(1.26)		(0.43)		(0.89)		(1.21)	(0.17)	(0.48)
Net asset value, end of period	$13.97		$14.50		$13.09		$12.86	$15.21	$11.52
Total Return(b):	5.28%		14.40%		9.70%		(8.37)%	33.76%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$434		$553		$267		$199	$1,755	$889
Average net assets (000)	$471		$382		$215		$1,330	$1,291	$587
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.33%	(d)	0.38	%(e)	0.43	%(e)	0.41%	0.40%	0.40%
Expenses before waivers and/or expense reimbursement	3.12%	(d)	3.87%		4.78%		2.45%	3.46%	9.69%
Net investment income (loss)	3.81%	(d)	1.16%		2.07%		3.57%	0.74%	1.47%
Portfolio turnover rate(f)	32%		92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 131

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	Six Months Ended January 31, 2025
					Year Ended July 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.51		$13.10		$12.89		$15.25	$11.55	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.21		0.28		0.16	0.12	0.17
Net realized and unrealized gain (loss) on investment transactions	0.41		1.64		0.86		(1.28)	3.77	0.21
Total from investment operations	0.74		1.85		1.14		(1.12)	3.89	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		(0.27)		(0.24)		(1.01)	(0.13)	(0.22)
Distributions from net realized gains	(0.85)		(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(1.28)		(0.44)		(0.93)		(1.24)	(0.19)	(0.48)
Net asset value, end of period	$13.97		$14.51		$13.10		$12.89	$15.25	$11.55
Total Return(b):	5.33%		14.55%		9.90%		(8.28)%	33.94%	3.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61		$55		$41		$31	$1,472	$685
Average net assets (000)	$58		$46		$33		$55	$1,051	$450
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19%	(d)	0.24	%(e)	0.28	%(e)	0.25%	0.25%	0.25%
Expenses before waivers and/or expense reimbursement	7.14%	(d)	8.77%		11.21%		8.75%	3.27%	10.14%
Net investment income (loss)	4.41%	(d)	1.58%		2.26%		1.25%	0.89%	1.54%
Portfolio turnover rate(f)	32%		92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended January 31, 2025
					Year Ended July 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.53		$13.11		$12.91		$15.26	$11.56	$11.65
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.22		0.29		0.37	0.14	0.23
Net realized and unrealized gain (loss) on investment transactions	0.42		1.66		0.85		(1.47)	3.76	0.17
Total from investment operations	0.75		1.88		1.14		(1.10)	3.90	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.29)		(0.25)		(1.02)	(0.14)	(0.23)
Distributions from net realized gains	(0.85)		(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(1.30)		(0.46)		(0.94)		(1.25)	(0.20)	(0.49)
Net asset value, end of period	$13.98		$14.53		$13.11		$12.91	$15.26	$11.56
Total Return(b):	5.37%		14.71%		9.93%		(8.12)%	34.14%	3.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46		$42		$24		$18	$17	$13
Average net assets (000)	$44		$32		$20		$17	$15	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.09%	(d)	0.14	%(e)	0.18	%(e)	0.16%	0.15%	0.15%
Expenses before waivers and/or expense reimbursement	8.54%	(d)	11.45%		16.92%		22.95%	44.92%	112.23%
Net investment income (loss)	4.50%	(d)	1.68%		2.36%		2.60%	1.06%	2.06%
Portfolio turnover rate(f)	32%		92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 133

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	Six Months Ended January 31, 2025
					Year Ended July 31,
			2024		2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.54		$13.13		$12.93		$15.28	$11.57	$11.66
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.23		0.28		0.36	0.14	0.21
Net realized and unrealized gain (loss) on investment transactions	0.41		1.65		0.88		(1.45)	3.78	0.20
Total from investment operations	0.76		1.88		1.16		(1.09)	3.92	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.30)		(0.27)		(1.03)	(0.15)	(0.24)
Distributions from net realized gains	(0.85)		(0.17)		(0.69)		(0.23)	(0.06)	(0.26)
Total dividends and distributions	(1.31)		(0.47)		(0.96)		(1.26)	(0.21)	(0.50)
Net asset value, end of period	$13.99		$14.54		$13.13		$12.93	$15.28	$11.57
Total Return(b):	5.47%		14.73%		10.04%		(8.01)%	34.21%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,255		$1,091		$692		$442	$227	$95
Average net assets (000)	$1,173		$901		$519		$333	$154	$84
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%	(d)(e)	0.04	%(f)	0.08	%(f)	0.06%	0.05%	0.05%
Expenses before waivers and/or expense reimbursement	2.18%	(d)	2.74%		2.92%		2.96%	6.69%	22.80%
Net investment income (loss)	4.71%	(d)	1.72%		2.32%		2.58%	1.02%	1.91%
Portfolio turnover rate(g)	32%		92%		42%		64%	35%	44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(f)	Includes certain non-recurring expenses of 0.04% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 135

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2025
					Year Ended July 31,
			2024		2023		2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.58		$13.15		$12.95		$15.31		$11.58		$11.66
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.27		0.33		0.40		0.15		0.24
Net realized and unrealized gain (loss) on investment transactions	0.47		1.65		0.85		(1.47)		3.81		0.18
Total from investment operations	0.77		1.92		1.18		(1.07)		3.96		0.42
Less Dividends and Distributions:
Dividends from net investment income	(0.48)		(0.32)		(0.29)		(1.06)		(0.17)		(0.24)
Distributions from net realized gains	(0.85)		(0.17)		(0.69)		(0.23)		(0.06)		(0.26)
Total dividends and distributions	(1.33)		(0.49)		(0.98)		(1.29)		(0.23)		(0.50)
Net asset value, end of period	$14.02		$14.58		$13.15		$12.95		$15.31		$11.58
Total Return(b):	5.53%		15.02%		10.20%		(7.93)%		34.50%		3.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,921		$6,635		$6,655		$6,246		$5,912		$2,154
Average net assets (000)	$6,740		$6,030		$6,474		$6,501		$4,213		$1,657
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.00%	(d)	0.06	%(e)	0.00	%(e)(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00%	(d)(g)	0.06	%(e)(g)	(0.08	)%(e)	(0.09)%		(0.10)%		(0.10)%
Expenses before waivers and/or expense reimbursement	1.79%	(d)	2.25%		2.18%		1.79%		2.32%		7.79%
Net investment income (loss)	4.00%	(d)	2.01%		2.68%		2.85%		1.11%		2.09%
Portfolio turnover rate(h)	32%		92%		42%		64%		35%		44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.06% and 0.02% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund

Financial Highlights (unaudited) (continued)

(f)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(g)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2060 Fund 137

PGIM Target Date 2065 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,457	$66,809
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	8,857	400,847
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	9,901	97,825

		565,481

Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,018	20,676
PGIM Total Return Bond Fund (Class R6)	2,620	31,096

		51,772

International Equity — 40.1%
PGIM Global Real Estate Fund (Class R6)	2,624	51,615
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	8,927	108,288
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	18,300	254,182

		414,085

TOTAL LONG-TERM INVESTMENTS (cost $934,777)		1,031,338

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,139)	2,139	2,139

TOTAL INVESTMENTS 100.1% (cost $936,916)(wa)		1,033,477
Liabilities in excess of other assets (0.1)%		(1,288)

NET ASSETS 100.0%		$1,032,189

Below is a list of the abbreviation(s) used in the semiannual report:

  SOFR—Secured Overnight Financing Rate

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$565,481	$—	$—
Fixed Income	51,772	—	—
International Equity	414,085	—	—
Short-Term Investment
Affiliated Mutual Fund	2,139	—	—

Total	$1,033,477	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	54.8%
International Equity	40.1

Fixed Income	5.0%
Short-Term	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 139

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $936,916)	$1,033,477
Due from Manager	41,096
Receivable for investments sold	4,831
Receivable for Fund shares sold	2,399
Prepaid expenses	5,964

Total Assets	1,087,767

Liabilities

Custodian and accounting fees payable	23,180
Professional fees payable	10,702
Audit fee payable	9,351
Payable for investments purchased	7,005
Fund data services payable	3,749
Trustees’ fees payable	839
Accrued expenses and other liabilities	335
Affiliated transfer agent fee payable	186
Payable for Fund shares purchased	162
Distribution fee payable	69

Total Liabilities	55,578

Net Assets	$1,032,189

Net assets were comprised of:
Shares of beneficial interest, at par	$82
Paid-in capital in excess of par	956,197
Total distributable earnings (loss)	75,910

Net assets, January 31, 2025	$1,032,189

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share,
($18,556 ÷ 1,481 shares of beneficial interest issued and outstanding)	$12.53

Class R2

Net asset value, offering price and redemption price per share,
($274,457 ÷ 21,865 shares of beneficial interest issued and outstanding)	$12.55

Class R3

Net asset value, offering price and redemption price per share,
($46,917 ÷ 3,739 shares of beneficial interest issued and outstanding)	$12.55

Class R4

Net asset value, offering price and redemption price per share,
($15,876 ÷ 1,266 shares of beneficial interest issued and outstanding)	$12.54

Class R5

Net asset value, offering price and redemption price per share,
($33,546 ÷ 2,673 shares of beneficial interest issued and outstanding)	$12.55

Class R6

Net asset value, offering price and redemption price per share,
($642,837 ÷ 51,048 shares of beneficial interest issued and outstanding)	$12.59

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 141

PGIM Target Date 2065 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$18,892

Expenses
Distribution fee(a)	385
Shareholder servicing fees(a)	10
Custodian and accounting fees	28,623
Professional fees	17,843
Registration fees(a)	10,676
Audit fee	9,351
Fund data services	5,818
Shareholders’ reports	5,356
Trustees’ fees	4,839
Transfer agent’s fees and expenses (including affiliated expense of $512)(a)	909
Miscellaneous	2,279

Total expenses	86,089

Less: Fee waiver and/or expense reimbursement(a)	(85,573)

Net expenses	516

Net investment income (loss)	18,376

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(1,997)
Net capital gain distributions received	24,871
Payment from Manager	395

23,269

Net change in unrealized appreciation (depreciation) on investments	2,495

Net gain (loss) on investment transactions	25,764

Net Increase (Decrease) In Net Assets Resulting From Operations	$44,140

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6

Distribution fee	43	319	23	—	—	—
Shareholder servicing fees	—	—	10	—	—	—
Registration fees	1,578	2,715	1,583	1,580	1,610	1,610
Transfer agent’s fees and expenses	32	349	59	24	73	372
Fee waiver and/or expense reimbursement	(3,167)	(26,312)	(5,861)	(3,028)	(3,681)	(43,524)

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$18,376	$11,572
Net realized gain (loss) on investment transactions	(1,602)	31,786
Net capital gain distributions received	24,871	11,531
Net change in unrealized appreciation (depreciation) on investments	2,495	24,155

Net increase (decrease) in net assets resulting from operations	44,140	79,044

Dividends and Distributions
Distributions from distributable earnings
Class R1	(1,140)	(203)
Class R2	(16,795)	(2,208)
Class R3	(3,090)	(608)
Class R4	(1,074)	(277)
Class R5	(1,791)	(347)
Class R6	(38,867)	(10,419)

	(62,757)	(14,062)

Fund share transactions
Net proceeds from shares sold	348,199	370,461
Net asset value of shares issued in reinvestment of dividends and distributions	62,757	14,062
Cost of shares purchased	(35,489)	(443,228)

Net increase (decrease) in net assets from Fund share transactions	375,467	(58,705)

Total increase (decrease)	356,850	6,277

Net Assets:

Beginning of period	675,339	669,062

End of period	$1,032,189	$675,339

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 143

PGIM Target Date 2065 Fund

Financial Highlights (unaudited)

Class R1 Shares
								December 16,
	Six Months Ended January 31,								2019(a) through July 31,
			Year Ended July 31,

	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.73		$11.32		$10.80		$12.74	$9.56	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.14		0.18		0.26	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	0.37		1.45		0.78		(1.25)	3.18	(0.41)
Total from investment operations	0.64		1.59		0.96		(0.99)	3.24	(0.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.10)		(0.16)		(0.79)	(0.05)	(0.05)
Distributions from net realized gains	(0.45)		(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.84)		(0.18)		(0.44)		(0.95)	(0.06)	(0.05)
Net asset value, end of period	$12.53		$12.73		$11.32		$10.80	$12.74	$9.56
Total Return(c):	5.23%		14.21%		9.50%		(8.61)%	33.98%	(3.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$16		$13		$12	$13	$10
Average net assets (000)	$17		$13		$12		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58%	(e)	0.57	%(f)	0.87	%(f)	0.66%	0.65%	0.65%	(e)
Expenses before waivers and/or expense reimbursement	37.54%	(e)	51.69%		60.29%		59.08%	96.73%	485.07%	(e)
Net investment income (loss)	4.11%	(e)	1.24%		1.68%		2.16%	0.55%	0.32%	(e)
Portfolio turnover rate(g)	12%		112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 145

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
								December 16,
	Six Months Ended January 31,								2019(a) through July 31,
			Year Ended July 31,

	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.75		$11.34		$10.82		$12.77	$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27		0.17		0.18		0.23	0.07	0.03
Net realized and unrealized gain (loss) on investment transactions	0.39		1.43		0.81		(1.20)	3.20	(0.40)
Total from investment operations	0.66		1.60		0.99		(0.97)	3.27	(0.37)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.11)		(0.19)		(0.82)	(0.07)	(0.05)
Distributions from net realized gains	(0.45)		(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.86)		(0.19)		(0.47)		(0.98)	(0.08)	(0.05)
Net asset value, end of period	$12.55		$12.75		$11.34		$10.82	$12.77	$9.58
Total Return(c):	5.32%		14.26%		9.77%		(8.45)%	34.30%	(3.75)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$274		$236		$114		$73	$36	$12
Average net assets (000)	$253		$145		$89		$65	$22	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33%	(e)	0.32	%(f)	0.65	%(f)	0.41%	0.40%	0.40%	(e)
Expenses before waivers and/or expense reimbursement	20.94%	(e)	31.06%		36.05%		34.43%	71.91%	446.28%	(e)
Net investment income (loss)	4.22%	(e)	1.42%		1.74%		1.97%	0.63%	0.49%	(e)
Portfolio turnover rate(g)	12%		112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

(f)

Includes certain non-recurring expenses of 0.62%, which were voluntarily waived by the Manager, and 0.25% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 147

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
								December 16,
	Six Months Ended January 31,								2019(a) through July 31,
			Year Ended July 31,

	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.77		$11.35		$10.83		$12.78	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.14		0.16		0.30	0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	0.38		1.50		0.85		(1.25)	3.18	(0.40)
Total from investment operations	0.67		1.64		1.01		(0.95)	3.29	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.44)		(0.14)		(0.21)		(0.84)	(0.09)	(0.05)
Distributions from net realized gains	(0.45)		(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.89)		(0.22)		(0.49)		(1.00)	(0.10)	(0.05)
Net asset value, end of period	$12.55		$12.77		$11.35		$10.83	$12.78	$9.59
Total Return(c):	5.39%		14.64%		9.94%		(8.30)%	34.44%	(3.65)%

Ratios/Supplemental Data:

Net assets, end of period (000)	$47		$45		$21		$12	$13	$10
Average net assets (000)	$46		$31		$15		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.18%	(e)	0.16	%(f)	0.53	%(f)	0.26%	0.25%	0.25%	(e)
Expenses before waivers and/or expense reimbursement	25.61%	(e)	37.43%		53.40%		58.37%	96.05%	484.23%	(e)
Net investment income (loss)	4.39%	(e)	1.22%		1.54%		2.56%	0.95%	0.72%	(e)
Portfolio turnover rate(g)	12%		112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

(f)

Includes certain non-recurring expenses of 0.69%, which were voluntarily waived by the Manager, and 0.28% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 149

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
								December 16,
	Six Months Ended January 31,		Year Ended July 31,						2019(a) through July 31,

	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.78		$11.36		$10.84		$12.79	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.20		0.23		0.32	0.12	0.05
Net realized and unrealized gain (loss) on investment transactions	0.38		1.46		0.79		(1.26)	3.19	(0.41)
Total from investment operations	0.67		1.66		1.02		(0.94)	3.31	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.16)		(0.22)		(0.85)	(0.10)	(0.05)
Distributions from net realized gains	(0.45)		(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.91)		(0.24)		(0.50)		(1.01)	(0.11)	(0.05)
Net asset value, end of period	$12.54		$12.78		$11.36		$10.84	$12.79	$9.59
Total Return(c):	5.43%		14.87%		10.04%		(8.21)%	34.66%	(3.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16		$15		$13		$12	$13	$10
Average net assets (000)	$15		$14		$12		$13	$11	$9
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.08%	(e)	0.07	%(f)	0.37	%(f)	0.16%	0.15%	0.15%	(e)
Expenses before waivers and/or expense reimbursement	38.91%	(e)	49.20%		59.30%		58.20%	95.88%	484.02%	(e)
Net investment income (loss)	4.49%	(e)	1.75%		2.18%		2.66%	1.04%	0.82%	(e)
Portfolio turnover rate(g)	12%		112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

(f)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 151

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
								December 16,
	Six Months Ended January 31,		Year Ended July 31,						2019(a) through July 31,

	2025		2024		2023		2022	2021	2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.79		$11.37		$10.85		$12.80	$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34		0.21		0.24		0.32	0.13	0.05
Net realized and unrealized gain (loss) on investment transactions	0.34		1.46		0.79		(1.24)	3.19	(0.40)
Total from investment operations	0.68		1.67		1.03		(0.92)	3.32	(0.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.17)		(0.23)		(0.87)	(0.11)	(0.05)
Distributions from net realized gains	(0.45)		(0.08)		(0.28)		(0.16)	(0.01)	-
Total dividends and distributions	(0.92)		(0.25)		(0.51)		(1.03)	(0.12)	(0.05)
Net asset value, end of period	$12.55		$12.79		$11.37		$10.85	$12.80	$9.60
Total Return(c):	5.50%		14.98%		10.15%		(8.11)%	34.74%	(3.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34		$18		$16		$14	$14	$11
Average net assets (000)	$22		$16		$14		$14	$13	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00%	(e)(f)	0.00	%(f)(g)	0.27	%(g)	0.06%	0.05%	0.05%	(e)
Expenses before waivers and/or expense reimbursement	33.01%	(e)	46.25%		55.47%		54.91%	93.88%	458.95%	(e)
Net investment income (loss)	5.24%	(e)	1.82%		2.28%		2.72%	1.14%	0.83%	(e)
Portfolio turnover rate(h)	12%		112%		45%		67%	94%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

(f)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

Includes certain non-recurring expenses of 0.68%, which were voluntarily waived by the Manager, and 0.22% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 153

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
									December 16,
	Six Months Ended January 31,										2019(a) through July 31,
			Year Ended July 31,

	2025		2024		2023		2022		2021		2020

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.85		$11.38		$10.86		$12.81		$9.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.24		0.22		0.32		0.11		0.01
Net realized and unrealized gain (loss) on investment transactions	0.39		1.48		0.82		(1.23)		3.22		(0.35)
Total from investment operations	0.69		1.72		1.04		(0.91)		3.33		(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.50)		(0.17)		(0.24)		(0.88)		(0.12)		(0.05)
Distributions from net realized gains	(0.45)		(0.08)		(0.28)		(0.16)		(0.01)		-
Total dividends and distributions	(0.95)		(0.25)		(0.52)		(1.04)		(0.13)		(0.05)
Net asset value, end of period	$12.59		$12.85		$11.38		$10.86		$12.81		$9.61
Total Return(c):	5.55%		15.43%		10.32%		(7.97)%		34.88%		(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$643		$346		$492		$336		$433		$141
Average net assets (000)	$459		$399		$368		$435		$331		$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00%	(e)	0.00	%(f)	0.15	%(f)(g)	0.00	%(g)	0.00	%(g)	0.00%	(e)(g)
Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the manager	0.00%	(e)(h)	0.00	%(h)	0.15	%(f)	(0.09)%		(0.10)%		(0.11)%	(e)
Expenses before waivers and/or expense reimbursement	18.80%	(e)	26.44%		30.77%		25.56%		34.59%		166.46%	(e)
Net investment income (loss)	4.62%	(e)	2.11%		2.11%		2.70%		0.93%		0.11%	(e)
Portfolio turnover rate(i)	12%		112%		45%		67%		94%		19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund

Financial Highlights (unaudited) (continued)

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes certain non-recurring expenses of 0.66%, which were voluntarily waived by the Manager, and 0.24% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended July 31, 2024 and 2023, respectively.

(g)	As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses.
(h)

Effective for the fiscal year ended July 31, 2024, the Fund began presenting a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2065 Fund 155

PGIM Target Date 2070 Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 54.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	259	$3,883
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	515	23,298
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	575	5,686

		32,867

Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	175	1,202
PGIM Total Return Bond Fund (Class R6)	152	1,807

		3,009

International Equity — 40.1%
PGIM Global Real Estate Fund (Class R6)	153	3,000
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	519	6,294
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	1,064	14,774

		24,068

TOTAL LONG-TERM INVESTMENTS (cost $60,326)		59,944

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $57)	57	57

TOTAL INVESTMENTS 100.0% (cost $60,383)(wa)		60,001
Liabilities in excess of other assets (0.0)%		(7)

NET ASSETS 100.0%		$59,994

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$32,867	$—	$—
Fixed Income	3,009	—	—
International Equity	24,068	—	—
Short-Term Investment
Affiliated Mutual Fund	57	—	—

Total	$60,001	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	54.8%
International Equity	40.1

Fixed Income	5.0%
Short-Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 157

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $60,383)	$60,001
Due from Manager	49,066
Receivable for investments sold	284
Prepaid expenses	48,740

Total Assets	158,091

Liabilities

Registration fees payable	69,874
Custodian and accounting fees payable	9,278
Professional fees payable	5,677
Offering fees payable	5,000
Audit fee payable	4,412
Accrued expenses and other liabilities	2,384
Trustees’ fees payable	1,087
Payable for investments purchased	276
Affiliated transfer agent fee payable	102
Distribution fee payable	7

Total Liabilities	98,097

Net Assets	$59,994

Net assets were comprised of:
Shares of beneficial interest, at par	$6
Paid-in capital in excess of par	60,494
Total distributable earnings (loss)	(506)

Net assets, January 31, 2025	$59,994

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2025

Class R1

Net asset value, offering price and redemption price per share, ($9,993 ÷ 1,008)	$9.91

Class R2

Net asset value, offering price and redemption price per share, ($9,996 ÷ 1,009)	$9.91

Class R3

Net asset value, offering price and redemption price per share, ($9,999 ÷ 1,009)	$9.91

Class R4

Net asset value, offering price and redemption price per share, ($10,000 ÷ 1,009)	$9.92

Class R5

Net asset value, offering price and redemption price per share, ($10,002 ÷ 1,009)	$9.92

Class R6

Net asset value, offering price and redemption price per share, ($10,004 ÷ 1,009)	$9.92

 Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 159

PGIM Target Date 2070 Fund

Statement of Operations (unaudited)

For the Period December 10, 2024* through January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$92

Expenses
Distribution fee(a)	12
Shareholder servicing fees(a)	6
Registration fees(a)	25,407
Professional fees	10,192
Custodian and accounting fees	9,492
Audit fee	4,412
Shareholders’ reports	2,038
Trustees’ fees	1,087
Offering fees	726
Transfer agent’s fees and expenses (including affiliated expense of $67)(a)	67
Miscellaneous	1,246

Total expenses	54,685

Less: Fee waiver and/or expense reimbursement(a)	(54,668)

Net expenses	17

Net investment income (loss)	75

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(9)
Affiliated net capital gain distributions received	308
Payment from Manager	2

301

Net change in unrealized appreciation (depreciation) on investments	(382)

Net gain (loss) on investment transactions	(81)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(6)

*	Commencement of operations.
(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	7	4	1	—	—	—
Shareholder servicing fees	1	1	2	2	—	—
Registration fees	6,709	6,709	6,709	1,760	1,760	1,760
Transfer agent’s fees and expenses	12	11	11	11	11	11
Fee waiver and/or expense reimbursement	(11,584)	(11,585)	(11,586)	(6,637)	(6,638)	(6,638)

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Statement of Changes in Net Assets (unaudited)

December 10, 2024* January 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$75
Net realized gain (loss) on investment transactions	(7)
Affiliated net capital gain distributions received	308
Net change in unrealized appreciation (depreciation) on investments	(382)

Net increase (decrease) in net assets resulting from operations	(6)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(82)
Class R2	(83)
Class R3	(83)
Class R4	(83)
Class R5	(84)
Class R6	(85)

(500)

Fund share transactions
Net proceeds from shares sold	60,000
Net asset value of shares issued in reinvestment of dividends and distributions	500

Net increase (decrease) in net assets from Fund share transactions	60,500

Total increase (decrease)	59,994

Net Assets:

Beginning of period	—

End of period	$59,994

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 161

PGIM Target Date 2070 Fund

Financial Highlights (unaudited)

Class R1 Shares
	December 10, 2024(a) through January 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.02)
Total from investment operations	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)
Net asset value, end of period	$9.91
Total Return(c):	(0.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)
Expenses before waivers and/or expense reimbursement	768.08	%(e)
Net investment income (loss)	0.48	%(e)
Portfolio turnover rate(f)	1%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	December 10, 2024(a) through January 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.02)
Total from investment operations	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)
Net asset value, end of period	$9.91
Total Return(c):	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.34	%(e)
Expenses before waivers and/or expense reimbursement	767.76	%(e)
Net investment income (loss)	0.73	%(e)
Portfolio turnover rate(f)	1%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 163

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R3 Shares
	December 10, 2024(a) through January 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.02)
Total from investment operations	(0.01)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)
Net asset value, end of period	$9.91
Total Return(c):	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.19	%(e)
Expenses before waivers and/or expense reimbursement	767.56	%(e)
Net investment income (loss)	0.88	%(e)
Portfolio turnover rate(f)	1%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 10, 2024(a) through January 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.01)
Total from investment operations	-
Less Dividends and Distributions:
Dividends from net investment income	(0.08)
Net asset value, end of period	$9.92
Total Return(c):	(0.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.09	%(e)
Expenses before waivers and/or expense reimbursement	420.87	%(e)
Net investment income (loss)	0.99	%(e)
Portfolio turnover rate(f)	1%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 165

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R5 Shares
	December 10, 2024(a) through January 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.02)
Total from investment operations	-
Less Dividends and Distributions:
Dividends from net investment income	(0.08)
Net asset value, end of period	$9.92
Total Return(c):	0.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	420.75	%(e)
Net investment income (loss)	1.09	%(e)
Portfolio turnover rate(g)	1%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	December 10, 2024(a) through January 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.01	)(d)
Total from investment operations	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.09)
Net asset value, end of period	$9.92
Total Return(e):	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.00	%(g)(h)
Expenses before waivers and/or expense reimbursement	420.75	%(g)
Net investment income (loss)	1.07	%(g)
Portfolio turnover rate(i)	1%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Target Date 2070 Fund 167

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Domestic Equity — 59.9%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	3,033,307	$68,674,065
Fixed Income — 40.0%
PGIM Total Return Bond Fund (Class R6)	3,868,234	45,915,933

TOTAL LONG-TERM INVESTMENTS (cost $96,697,663)		114,589,998

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $127,490)	127,490	127,490

TOTAL INVESTMENTS 100.0% (cost $96,825,153)(wa)		114,717,488
Liabilities in excess of other assets (0.0)%		(35,987)

NET ASSETS 100.0%		$114,681,501

Below is a list of the abbreviation(s) used in the semiannual report:

SOFR—Secured Overnight Financing Rate

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$68,674,065	$—	$—
Fixed Income	45,915,933	—	—
Short-Term Investment
Affiliated Mutual Fund	127,490	—	—

Total	$114,717,488	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Domestic Equity	59.9%
Fixed Income	40.0
Short-Term	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 169

PGIM 60/40 Allocation Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Affiliated investments (cost $96,825,153)	$114,717,488
Receivable for investments sold	563,881
Due from Manager	10,695
Prepaid expenses	898

Total Assets	115,292,962

Liabilities

Payable for investments purchased	556,156
Accrued expenses and other liabilities	23,170
Custodian and accounting fees payable	16,659
Audit fee payable	11,516
Payable for Fund shares purchased	3,243
Trustees’ fees payable	698
Affiliated transfer agent fee payable	19

Total Liabilities	611,461

Net Assets	$114,681,501

Net assets were comprised of:
Shares of beneficial interest, at par	$8,610
Paid-in capital in excess of par	100,893,947
Total distributable earnings (loss)	13,778,944

Net assets, January 31, 2025	$114,681,501

Class R6

Net asset value, offering price and redemption price per share, ($114,681,501 ÷ 8,610,388 shares of beneficial interest issued and outstanding)	$13.32

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Affiliated dividend income	$1,721,361

Expenses
Management fee	11,331
Custodian and accounting fees	20,000
Professional fees	17,630
Audit fee	11,514
Shareholders’ reports	7,297
Trustees’ fees	5,465
Fund data services	3,229
Commitment fees	1,873
Transfer agent’s fees and expenses (including affiliated expense of $53)	72
Miscellaneous	2,476

Total expenses	80,887
Less: Fee waiver and/or expense reimbursement	(63,037)

Net expenses	17,850

Net investment income (loss)	1,703,511

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(140,265)
Net capital gain distributions received	6,098,574

5,958,309

Net change in unrealized appreciation (depreciation) on investments	(1,384,338)

Net gain (loss) on investment transactions	4,573,971

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,277,482

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 171

PGIM 60/40 Allocation Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,703,511	$2,856,566
Net realized gain (loss) on investment transactions	(140,265)	(841,760)
Net capital gain distributions received	6,098,574	1,270,856
Net change in unrealized appreciation (depreciation) on investments	(1,384,338)	13,663,202

Net increase (decrease) in net assets resulting from operations	6,277,482	16,948,864

Dividends and Distributions
Distributions from distributable earnings
Class R6	(8,535,684)	(2,933,603)

Fund share transactions
Net proceeds from shares sold (518,811 and 1,231,220 shares, respectively)	7,250,831	15,250,533
Net asset value of shares issued in reinvestment of dividends and distributions (650,586 and 243,298 shares, respectively)	8,535,684	2,933,603
Cost of shares purchased (807,076 and 1,012,502 shares, respectively)	(11,087,079)	(12,726,682)

Net increase (decrease) in net assets from Fund share transactions	4,699,436	5,457,454

Total increase (decrease)	2,441,234	19,472,715

Net Assets:

Beginning of period	112,240,267	92,767,552

End of period	$114,681,501	$112,240,267

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2025

				Year Ended July 31,
			2024	2023		2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.61		$11.91	$11.89		$13.59	$11.53	$11.09
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.35	0.35		0.25	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	0.56		1.71	0.32	(b)	(1.04)	2.15	0.72
Total from investment operations	0.77		2.06	0.67		(0.79)	2.37	0.96
Less Dividends and Distributions:
Dividends from net investment income	(0.77)		(0.34)	(0.30)		(0.85)	(0.19)	(0.33)
Distributions from net realized gains	(0.29)		(0.02)	(0.35)		(0.06)	(0.12)	(0.19)
Total dividends and distributions	(1.06)		(0.36)	(0.65)		(0.91)	(0.31)	(0.52)
Net asset value, end of period	$13.32		$13.61	$11.91		$11.89	$13.59	$11.53
Total Return(c):	5.80%		17.67%	6.35%		(6.34)%	20.93%	8.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$114,682		$112,240	$92,768		$82,535	$76,709	$32,266
Average net assets (000)	$112,390		$100,762	$84,138		$82,858	$53,068	$23,312
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.03%	(e)	0.04%	0.04	%(f)	0.03%	0.04%	0.03%
Expenses before waivers and/or expense reimbursement	0.14%	(e)	0.16%	0.19%		0.17%	0.27%	0.72%
Net investment income (loss)	3.01%	(e)	2.83%	3.17%		1.97%	1.76%	2.15%
Portfolio turnover rate(g)	10%		18%	21%		20%	22%	30%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, respectively which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended July 31, 2023.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund 173

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: PGIM Target Date Income Fund (“Target Date Income”), PGIM Target Date 2020 Fund (“Target Date” 2020), PGIM Target Date 2025 Fund (“Target Date 2025”), PGIM Target Date 2030 Fund (“Target Date 2030”), PGIM Target Date 2035 Fund (“Target Date 2035”), PGIM Target Date 2040 Fund (“Target Date 2040”), PGIM Target Date 2045 Fund (“Target Date 2045”), PGIM Target Date 2050 Fund (“Target Date 2050”), PGIM Target Date 2055 Fund (“Target Date 2055”), PGIM Target Date 2060 Fund (“Target Date 2060”), PGIM Target Date 2065 Fund (“Target Date 2065”), PGIM Target Date 2070 Fund (“Target Date 2070”) (each a “Target Date Fund” or collectively the “PGIM Target Date Funds” or “Target Date Funds”) and PGIM 60/40 Allocation Fund (“60/40 Allocation”) (the Target Date Funds and 60/40 Allocation Fund are each referred to as a “Fund” and collectively the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each Fund is to seek a balance between growth and conservation of capital. Each Fund seeks to achieve its objective by investing in a diversified portfolio of other mutual funds within the PGIM fund family (each, an “Underlying Fund”).

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Notes to Financial Statements (unaudited) (continued)

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of the Funds’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Investments in open-end funds (other than exchanged-traded funds (“ETFs”)) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

Notes to Financial Statements (unaudited) (continued)

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than Target Date Income:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Target Date Income:
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions”) with respect to the PGIM Target Date Funds, and with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”) with respect to the 60/40 Allocation Fund (each a “subadviser” and collectively the “subadvisers”).

Each Target Date Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.00% of the Target Date Fund’s average daily net assets, accrued daily and payable monthly. The 60/40 Allocation Fund pays PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.02% of the Fund’s average daily net assets, accrued daily and payable monthly. All amounts paid or payable by the Funds to the Manager, under the agreements, are reflected in the Statement of Operations.

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes

(such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Separately, the Manager has voluntarily agreed to waive certain non-recurring expenses for the Target Date 2065 Fund.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class of the Target Date Funds to the same extent that it waives such expenses on any other share class of the Target Date Funds. Fund fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. With respect to the Target Date Funds, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. With respect to the 60/40 Allocation Fund, this waiver may not be terminated prior to November 30, 2025 without the prior approval of the Fund’s Board of Trustees. The expense limitations attributable to each class are as follows:

Fund	Expense Limitations
Target Date Funds - Class R1	1.00%
Target Date Funds - Class R2	0.75
Target Date Funds - Class R3	0.60
Target Date Funds - Class R4	0.50
Target Date Funds - Class R5	0.40
Target Date Funds - Class R6	0.25
60/40 Allocation - Class R6	0.40

The RIC, on behalf of each Fund, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund. The Target Date Funds compensate PIMS for distributing and servicing the Target Date Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Target Date Fund compensates PIMS for distribution related activities at an annual rate of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5, Class R6 shares of the Target Date Funds and Class R6 shares of the 60/40 Allocation Fund.

The Target Date Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party

Notes to Financial Statements (unaudited) (continued)

service providers, for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Funds’ annual gross and net distribution rates and maximum shareholder servicing fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Target Date Funds - Class R1	0.50%	0.50%	0.10%
Target Date Funds - Class R2	0.25	0.25	0.10
Target Date Funds - Class R3	0.10	0.10	0.10
Target Date Funds - Class R4	N/A	N/A	0.10
Target Date Funds - Class R5	N/A	N/A	N/A
Target Date Funds - Class R6	N/A	N/A	N/A
60/40 Allocation - Class R6	N/A	N/A	N/A

PGIM Investments, PIMS, PGIM DC Solutions, PGIM Quantitative Solutions, and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Target Date Income	$11,883,354	$3,644,696
Target Date 2020	4,802,069	5,589,908
Target Date 2025	10,027,980	7,209,485

Fund	Cost of Purchases	Proceeds from Sales
Target Date 2030	$12,655,019	$8,523,724
Target Date 2035	11,802,481	7,148,793
Target Date 2040	8,489,593	6,844,393
Target Date 2045	7,994,950	6,430,216
Target Date 2050	4,629,681	2,823,828
Target Date 2055	2,991,775	1,955,273
Target Date 2060	2,991,660	2,702,812
Target Date 2065	450,754	94,705
Target Date 2070	61,035	700
60/40 Allocation	15,630,985	11,665,886

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2025, is presented as follows:

Target Date Income:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,800,826	$ 2,389,811	$ 517,353	$ (99,197)	$(61,528)	$ 4,512,559	530,889	$ 60,490	$ —

PGIM Global Real Estate Fund (Class R6)
1,045,287	980,341	299,764	76,542	20,311	1,822,717	92,665	12,282	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
210,316	43,730	254,823	(78,280)	79,057	—	—	468	15,701

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,056,090	790,230	291,318	43,953	(34,387)	1,564,568	228,404	39,991	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
813,529	498,794	225,243	93,569	13,246	1,193,895	85,954	34,282	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
2,830,225	1,623,639	778,897	419,412	75,159	4,169,538	92,124	32,461	82,651

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
210,372	212,041	68,464	4,341	5,364	363,654	36,807	2,324	29,126

PGIM TIPS Fund (Class R6)
4,031,415	2,937,110	697,275	(142,329)	(98,334)	6,030,587	723,092	54,823	—

PGIM Total Return Bond Fund (Class R6)
2,799,449	2,407,658	511,559	(105,955)	(79,289)	4,510,304	379,975	70,316	—
$15,797,509	$11,883,354	$3,644,696	$ 212,056	$(80,401)	$24,167,822		$307,437	$127,478

Notes to Financial Statements (unaudited) (continued)

Target Date Income (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,805,466	$ 1,875,485	$1,627,146	$ —	$ —	$ 2,053,805	2,053,805	$ 44,664	$ —
$17,602,975	$13,758,839	$5,271,842	$ 212,056	$(80,401)	$26,221,627		$352,101	$127,478
Target Date 2020:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 4,526,578	$ 886,242	$ 556,568	$ (14,256)	$ (68,539)	$ 4,773,457	561,583	$ 92,528	$ —

PGIM Global Real Estate Fund (Class R6)
2,111,664	684,123	436,385	(11,606)	27,850	2,375,646	120,775	25,944	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
516,940	110,321	163,873	(13,527)	23,153	473,014	31,555	1,203	40,318

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,133,538	230,297	393,177	111,454	(42,892)	2,039,220	297,696	84,386	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,286,649	401,681	495,687	(104,843)	9,477	2,097,277	150,992	100,685	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
7,032,839	736,403	1,696,921	219,026	161,884	6,453,231	142,581	84,279	214,589

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
517,078	145,226	135,860	(66,703)	14,190	473,931	47,969	5,967	74,802

PGIM TIPS Fund (Class R6)
7,648,539	643,398	1,037,989	72,029	(149,403)	7,176,574	860,500	103,890	—

PGIM Total Return Bond Fund (Class R6)
5,584,741	964,378	673,448	23,041	(105,263)	5,793,449	488,075	132,677	—
$32,358,566	$4,802,069	$5,589,908	$ 214,615	$(129,543)	$31,655,799		$631,559	$329,709

Target Date 2020 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 3,197,241	$ 339,965	$1,146,555	$ —	$ —	$ 2,390,651	2,390,651	$ 77,700	$ —
$35,555,807	$5,142,034	$6,736,463	$ 214,615	$(129,543)	$34,046,450		$709,259	$329,709
Target Date 2025:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 5,371,679	$ 1,676,644	$ 629,588	$ (46,542)	$ (61,681)	$ 6,310,512	742,413	$ 115,032	$ —

PGIM Global Real Estate Fund (Class R6)
2,863,872	689,446	544,778	(5,066)	11,534	3,015,008	153,280	37,027	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
854,753	255,812	228,504	(5,609)	24,030	900,482	60,072	2,094	70,126

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,893,588	566,018	534,798	148,945	(54,388)	3,019,365	440,783	120,469	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,886,277	988,709	700,527	(162,076)	(5,465)	4,006,918	288,475	180,064	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
10,963,247	1,902,126	2,171,212	550,383	70,564	11,315,108	250,002	138,248	352,001

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
854,983	377,071	193,092	(98,094)	11,480	952,348	96,391	10,380	130,144

PGIM TIPS Fund (Class R6)
9,508,738	1,593,048	1,379,532	73,745	(182,103)	9,613,896	1,152,745	134,443	—

PGIM Total Return Bond Fund (Class R6)
7,190,663	1,979,106	827,454	864	(118,371)	8,224,808	692,907	178,517	—
$44,387,800	$10,027,980	$7,209,485	$ 456,550	$(304,400)	$47,358,445		$ 916,274	$552,271

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 3,844,643	$738,152	$1,557,504	$ —	$ —	$ 3,025,291	3,025,291	$ 96,787	$ —
$48,232,443	$10,766,132	$8,766,989	$ 456,550	$(304,400)	$50,383,736		$1,013,061	$552,271

Notes to Financial Statements (unaudited) (continued)

Target Date 2030:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 4,110,431	$ 1,990,010	$ 458,412	$ (32,516)	$ (49,612)	$ 5,559,901	654,106	$ 91,502	$ —

PGIM Global Real Estate Fund (Class R6)
3,229,459	754,385	495,653	(12,127)	19,392	3,495,456	177,705	42,093	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,256,292	359,016	363,311	(10,871)	34,877	1,276,003	85,124	3,114	104,334

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
3,154,269	611,316	380,808	149,551	(34,835)	3,499,493	510,875	134,084	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
549,597	127,841	665,276	(107,847)	95,685	—	—	15,268	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,245,913	1,582,663	815,453	(208,404)	1,853	5,806,572	418,040	246,597	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
14,407,250	2,522,957	2,882,805	711,350	107,789	14,866,541	328,470	184,332	469,338

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,256,631	464,818	252,606	(148,534)	16,036	1,336,345	135,258	15,480	194,096

PGIM TIPS Fund (Class R6)
9,639,638	1,794,415	1,356,999	73,793	(178,798)	9,972,049	1,195,689	138,288	—

PGIM Total Return Bond Fund (Class R6)
7,892,446	2,447,598	852,401	(6,124)	(122,132)	9,359,387	788,491	199,424	—
$50,741,926	$12,655,019	$8,523,724	$408,271	$(109,745)	$55,171,747		$1,070,182	$767,768

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 3,687,336	$ 750,750	$1,182,328	$ —	$ —	$ 3,255,758	3,255,758	$ 95,155	$ —
$54,429,262	$13,405,769	$9,706,052	$ 408,271	$(109,745)	$58,427,505		$1,165,337	$767,768

Target Date 2035:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 2,425,040	$ 1,212,764	$ 293,497	$ (22,995)	$ (26,398)	$ 3,294,914	387,637	$ 54,012	$ —

PGIM Global Real Estate Fund (Class R6)
2,413,320	798,741	391,269	(15,965)	6,392	2,811,219	142,919	32,220	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,448,436	449,728	376,405	6,421	11,170	1,539,350	102,692	3,731	125,014

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,102,176	572,475	397,137	108,030	(39,503)	2,346,041	342,488	92,205	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,189,743	353,869	414,894	(2,516)	(2,909)	1,123,293	92,605	34,332	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
5,289,221	1,621,521	1,052,069	(216,382)	(38,034)	5,604,257	403,474	258,278	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
13,546,834	3,392,740	2,348,973	736,857	5,561	15,333,019	338,776	180,047	458,428

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,490,701	646,469	281,717	(172,584)	(351)	1,682,518	170,295	19,077	239,195

PGIM TIPS Fund (Class R6)
5,107,638	1,341,101	731,341	18,531	(74,685)	5,661,244	678,806	73,926	—

PGIM Total Return Bond Fund (Class R6)
5,181,992	1,413,073	861,491	(14,387)	(73,557)	5,645,630	475,622	128,985	—
$40,195,101	$11,802,481	$7,148,793	$ 425,010	$(232,314)	$45,041,485		$876,813	$822,637

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,932,326	$ 548,568	$ 590,935	$ —	$ —	$ 1,889,959	1,889,959	$ 50,177	$ —
$42,127,427	$12,351,049	$7,739,728	$ 425,010	$(232,314)	$46,931,444		$926,990	$822,637

Target Date 2040:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,978,311	$ 459,534	$ 241,477	$ (23,656)	$(15,527)	$ 2,157,185	253,786	$ 41,663	$ —

Notes to Financial Statements (unaudited) (continued)

Target Date 2040 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$ 2,021,304	$ 434,769	$ 307,159	$ (11,968)	$ 10,329	$ 2,147,275	109,165	$ 26,066	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,862,787	428,867	397,882	(6,547)	36,811	1,924,036	128,355	4,577	153,289

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
2,042,419	414,459	372,988	103,905	(37,441)	2,150,354	313,920	85,250	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,948,562	409,695	469,419	(893)	(348)	1,887,597	155,614	53,168	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
6,542,613	1,462,978	1,118,570	(267,980)	(26,787)	6,592,254	474,604	302,107	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
14,360,533	2,724,799	2,122,090	757,431	52,534	15,773,207	348,502	180,476	459,519

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
2,107,390	633,252	369,837	(245,995)	17,106	2,141,916	216,793	25,501	319,733

PGIM TIPS Fund (Class R6)
3,416,759	679,438	813,424	31,710	(71,379)	3,243,104	388,861	47,956	—

PGIM Total Return Bond Fund (Class R6)
3,950,595	841,802	631,547	(21,139)	(43,083)	4,096,628	345,125	96,123	—
$40,231,273	$8,489,593	$6,844,393	$ 314,868	$(77,785)	$42,113,556		$862,887	$932,541

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 721,770	$ 386,497	$ 204,287	$ —	$ —	$ 903,980	903,980	$ 19,047	$ —
$40,953,043	$8,876,090	$7,048,680	$ 314,868	$(77,785)	$43,017,536		$881,934	$932,541

Target Date 2045:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 1,019,017	$ 306,052	$ 452,147	$ (11,458)	$ (9,098)	$ 852,366	100,278	$ 20,883	$ —

Target Date 2045 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$ 1,310,173	$ 385,858	$ 283,401	$ (7,924)	$ 9,415	$ 1,414,121	71,892	$ 16,929	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,302,365	486,679	357,412	(5,212)	37,826	1,464,246	97,682	3,086	103,381

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
1,270,958	355,263	531,472	68,752	(30,593)	1,132,908	165,388	52,310	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,685,963	466,771	461,066	(1,651)	5,139	1,695,156	139,749	45,234	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
4,959,433	1,476,855	1,059,297	(198,312)	(19,603)	5,159,076	371,424	225,178	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
9,692,039	2,628,661	2,006,020	466,562	115,875	10,897,117	240,767	119,771	304,957

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,661,361	717,016	380,907	(188,269)	24,596	1,833,797	185,607	19,769	247,865

PGIM TIPS Fund (Class R6)
1,371,025	393,170	466,781	(4,122)	(11,864)	1,281,428	153,648	19,558	—

PGIM Total Return Bond Fund (Class R6)
2,244,931	778,625	431,713	(26,476)	(9,526)	2,555,841	215,319	56,243	—
$26,517,265	$7,994,950	$6,430,216	$ 91,890	$ 112,167	$28,286,056		$578,961	$656,203

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 47,337	$ 107,505	$ 103,195	$ —	$ —	$ 51,647	51,647	$ 846	$ —
$26,564,602	$8,102,455	$6,533,411	$ 91,890	$ 112,167	$28,337,703		$579,807	$656,203

Target Date 2050:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 276,273	$ 120,535	$ 42,790	$ (5,505)	$ (373)	$ 348,140	40,958	$ 6,133	$ —

PGIM Global Real Estate Fund (Class R6)
763,695	237,497	132,099	(3,603)	895	866,385	44,046	10,237	—

Notes to Financial Statements (unaudited) (continued)

Target Date 2050 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
$ 808,329	$ 303,923	$ 179,142	$ 694	$ 15,057	$ 948,861	63,300	$ 2,037	$ 68,240

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
617,378	191,858	136,747	28,363	(6,759)	694,093	101,328	26,697	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
1,204,300	342,194	246,881	(725)	(678)	1,298,210	107,025	33,896	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
3,275,560	996,313	525,311	(135,946)	(17,993)	3,592,623	258,648	156,033	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
5,838,893	1,466,403	912,892	310,838	25,070	6,728,312	148,659	75,697	192,737

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
1,238,956	485,411	223,407	(144,654)	9,194	1,365,500	138,209	15,467	193,921

PGIM TIPS Fund (Class R6)
276,638	115,579	40,534	(2,018)	(743)	348,922	41,837	4,098	—

PGIM Total Return Bond Fund (Class R6)
1,165,904	369,968	384,025	(15,634)	(5,311)	1,130,902	95,274	28,844	—
$15,465,926	$4,629,681	$2,823,828	$ 31,810	$ 18,359	$17,321,948		$359,139	$454,898

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 40,899	$ 109,475	$ 104,531	$ —	$ —	$ 45,843	45,843	$ 661	$ —
$15,506,825	$4,739,156	$2,928,359	$ 31,810	$ 18,359	$17,367,791		$359,800	$454,898
Target Date 2055:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
$ 82,337	$ 31,167	$ 17,672	$ (1,566)	$ (97)	$ 94,169	11,079	$ 1,784	$ —

PGIM Global Real Estate Fund (Class R6)
409,684	143,701	84,022	(2,216)	1,546	468,693	23,828	5,593	—

Target Date 2055 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
$ 488,041	$ 214,142	$ 124,499	$ 1,244	$ 9,061	$ 587,989	39,225	$ 1,199	$ 40,157

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
331,194	111,483	169,841	16,375	(7,594)	281,617	41,112	14,180	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
726,404	256,599	141,501	(291)	1,630	842,841	69,484	20,042	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
1,898,634	723,829	346,638	(73,650)	(6,217)	2,195,958	158,096	88,663	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
3,097,369	996,546	567,409	166,800	12,293	3,705,599	81,874	39,364	100,226

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
722,365	323,620	155,954	(82,719)	6,181	813,493	82,337	8,841	110,844

PGIM TIPS Fund (Class R6)
98,935	30,443	127,208	(118)	(2,052)	—	—	1,333	—

PGIM Total Return Bond Fund (Class R6)
444,398	160,245	220,529	(5,924)	(1,696)	376,494	31,718	10,705	—
$8,299,361	$2,991,775	$1,955,273	$ 17,935	$13,055	$9,366,853		$191,704	$251,227

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 36,441	$ 87,082	$ 89,413	$ —	$ —	$ 34,110	34,110	$ 463	$ —
$8,335,802	$3,078,857	$2,044,686	$ 17,935	$13,055	$9,400,963		$192,167	$251,227
Target Date 2060:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 414,978	$ 148,945	$ 127,105	$ (4,033)	$ 5,871	$ 438,656	22,301	$ 5,207	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
504,366	217,423	179,929	(4,659)	21,839	559,040	37,294	1,105	37,003

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
335,473	116,325	197,796	18,814	(9,247)	263,569	38,477	12,549	—

Notes to Financial Statements (unaudited) (continued)

Target Date 2060 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
$ 784,948	$ 274,596	$ 229,146	$ (1,421)	$ 3,672	$ 832,649	68,644	$ 19,121	$ —

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
2,064,744	734,313	573,768	(75,474)	(7,136)	2,142,679	154,261	85,132	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
3,081,746	982,676	872,610	114,342	74,165	3,380,319	74,687	34,578	88,042

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
755,084	342,724	240,740	(82,796)	22,091	796,363	80,604	8,158	102,286

PGIM Total Return Bond Fund (Class R6)
466,813	174,658	281,718	(5,323)	(2,064)	352,366	29,685	10,743	—
$8,408,152	$2,991,660	$2,702,812	$(40,550)	$109,191	$8,765,641		$176,593	$227,331

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 33,442	$ 90,218	$ 96,208	$ —	$ —	$ 27,452	27,452	$ 438	$ —
$8,441,594	$3,081,878	$2,799,020	$(40,550)	$109,191	$8,793,093		$177,031	$227,331
Target Date 2065:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$ 33,296	$ 22,396	$ 3,684	$ (340)	$ (53)	$ 51,615	2,624	$ 533	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
41,943	31,180	6,882	377	191	66,809	4,457	124	4,111

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
26,918	15,496	22,190	1,329	(877)	20,676	3,018	1,404	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
69,920	45,338	7,049	89	(10)	108,288	8,927	2,278	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
166,345	109,901	14,722	(6,544)	(798)	254,182	18,300	9,174	—

Target Date 2065 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
$248,893	$158,182	$21,704	$15,632	$ (156)	$ 400,847	8,857	$ 3,736	$ 9,512

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
62,060	51,561	8,010	(7,690)	(96)	97,825	9,901	897	11,248

PGIM Total Return Bond Fund (Class R6)
25,416	16,700	10,464	(358)	(198)	31,096	2,620	698	—
$674,791	$450,754	$94,705	$ 2,495	$(1,997)	$1,031,338		$18,844	$24,871

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 1,761	$ 3,232	$ 2,854	$ —	$ —	$ 2,139	2,139	$ 48	$ —
$676,552	$453,986	$97,559	$ 2,495	$(1,997)	$1,033,477		$18,892	$24,871
Target Date 2070:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Global Real Estate Fund (Class R6)
$—	$ 3,105	$ 16	$ (88)	$ (1)	$ 3,000	153	$ 23	$ —

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
—	4,301	—	(418)	—	3,883	259	9	308

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
—	1,299	97	1	(1)	1,202	175	48	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)
—	6,343	19	(29)	(1)	6,294	519	—	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
—	14,851	282	204	1	14,774	1,064	—	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
—	23,447	196	52	(5)	23,298	515	—	—

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
—	5,824	63	(74)	(1)	5,686	575	—	—

PGIM Total Return Bond Fund (Class R6)
—	1,865	27	(30)	(1)	1,807	152	12	—
$—	$ 61,035	$ 700	$ (382)	$ (9)	$ 59,944		$ 92	$308

Notes to Financial Statements (unaudited) (continued)

Target Date 2070 (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$—	$ 58	$ 1	$ —	$—	$ 57	57	$ —	$ —
$—	$61,093	$701	$(382)	$(9)	$60,001		$ 92	$308
60/40 Allocation:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Quant Solutions Large-Cap Core Fund (Class R6)
$ 67,630,570	$ 9,911,484	$ 8,028,761	$(1,382,498)	$ 543,270	$ 68,674,065	3,033,307	$ 658,972	$6,098,574

PGIM Total Return Bond Fund (Class R6)
44,518,932	5,719,501	3,637,125	(1,840)	(683,535)	45,915,933	3,868,234	1,059,405	—
$112,149,502	$15,630,985	$11,665,886	$(1,384,338)	$(140,265)	$114,589,998		$1,718,377	$6,098,574

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$ 126,008	$ 112,698	$ 111,216	$ —	$ —	$ 127,490	127,490	$ 2,984	$ —
$112,275,510	$15,743,683	$11,777,102	$(1,384,338)	$(140,265)	$114,717,488		$1,721,361	$6,098,574

(wa)	Represents investments in Funds affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of January 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Target Date Income	$27,255,750	$1,481,733	$(2,515,856)	$(1,034,123)
Target Date 2020	36,221,424	2,553,617	(4,728,591)	(2,174,974)
Target Date 2025	52,649,275	4,063,214	(6,328,753)	(2,265,539)
Target Date 2030	58,621,289	5,260,059	(5,453,843)	(193,784)
Target Date 2035	44,887,507	5,084,028	(3,040,091)	2,043,937

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Target Date 2040	$40,042,208	$5,665,483	$(2,690,155)	$2,975,328
Target Date 2045	25,921,311	3,999,785	(1,583,393)	2,416,392
Target Date 2050	15,596,559	2,595,286	(824,054)	1,771,232
Target Date 2055	8,431,189	1,387,802	(418,028)	969,774
Target Date 2060	7,956,092	1,249,579	(412,578)	837,001
Target Date 2065	969,707	96,561	(32,791)	63,770
Target Date 2070	60,383	256	(638)	(382)
60/40 Allocation	103,083,733	20,127,910	(8,494,155)	11,633,755

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Target Date Income	$—	$—
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	16,000
Target Date 2060	—	—
Target Date 2065	—	—
60/40 Allocation	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of the Funds, at $0.001 par value per share. The Target Date Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. The 60/40 Allocaton Fund currently offers Class R6 shares.

Notes to Financial Statements (unaudited) (continued)

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date Income–Class R1	4,156	97.4%
Target Date Income–Class R2	4,241	53.5
Target Date Income–Class R3	1,458	7.1
Target Date Income–Class R4	4,324	100.0
Target Date Income–Class R5	4,363	3.5
Target Date 2020–Class R1	1,500	100.0
Target Date 2020–Class R4	1,559	47.7
Target Date 2020–Class R5	1,572	0.7
Target Date 2025–Class R1	1,506	79.1
Target Date 2025–Class R4	1,566	100.0
Target Date 2025–Class R5	1,577	1.7
Target Date 2030–Class R1	1,532	16.9
Target Date 2030–Class R4	1,594	83.7
Target Date 2035–Class R1	1,588	37.4
Target Date 2035–Class R4	1,648	80.3
Target Date 2035–Class R5	1,659	1.1
Target Date 2040 –Class R1	1,588	22.3
Target Date 2040 –Class R4	1,650	22.4
Target Date 2045–Class R1	1,656	47.4
Target Date 2045–Class R4	1,724	38.0
Target Date 2050–Class R1	1,647	21.0
Target Date 2050–Class R3	1,009	46.1
Target Date 2050–Class R4	1,710	15.9
Target Date 2050–Class R5	1,721	1.0
Target Date 2055–Class R1	1,846	94.2
Target Date 2055–Class R2	1,874	6.5
Target Date 2055–Class R3	1,092	11.6
Target Date 2055–Class R4	1,905	35.3
Target Date 2055–Class R5	1,916	2.4
Target Date 2060–Class R1	1,457	36.4
Target Date 2060–Class R4	1,510	46.4
Target Date 2060–Class R5	1,521	1.7
Target Date 2065–Class R1	1,235	83.4
Target Date 2065–Class R2	1,246	5.7
Target Date 2065–Class R3	1,257	33.6

Fund	Number of Shares	Percentage of Outstanding Shares
Target Date 2065–Class R4	1,266	100.0%
Target Date 2065–Class R5	1,272	47.6
Target Date 2065–Class R6	1,280	2.5
Target Date 2070–Class R1	1,008	100.0
Target Date 2070–Class R2	1,009	100.0
Target Date 2070–Class R3	1,009	100.0
Target Date 2070–Class R4	1,009	100.0
Target Date 2070–Class R5	1,009	100.0
Target Date 2070–Class R6	1,009	100.0
60/40 Allocation–Class R6	1,428	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Target Date Income	—	—%
Target Date 2020	—	—
Target Date 2025	—	—
Target Date 2030	—	—
Target Date 2035	—	—
Target Date 2040	—	—
Target Date 2045	—	—
Target Date 2050	—	—
Target Date 2055	—	—
Target Date 2060	—	—
Target Date 2065	1	9.2
Target Date 2070	1	100.0
60/40 Allocation	—	—
Unaffiliated:
Target Date Income	3	94.5
Target Date 2020	2	91.9
Target Date 2025	2	88.4
Target Date 2030	2	88.9
Target Date 2035	4	90.0
Target Date 2040	2	82.6
Target Date 2045	4	90.3
Target Date 2050	3	85.8
Target Date 2055	5	87.1
Target Date 2060	5	86.2
Target Date 2065	5	75.6
Target Date 2070	—	—
60/40 Allocation	1	99.9

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Target Date Income:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	14	$138
Shares issued in reinvestment of dividends and distributions	107	1,089
Shares issued in merger	1,412	14,163
Shares purchased	(1)	(6)
Net increase (decrease) in shares outstanding	1,532	$15,384

Year ended July 31, 2024:
Shares sold	28	$274
Shares issued in reinvestment of dividends and distributions	89	889
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	116	$1,155

Class R2
Six months ended January 31, 2025:
Shares sold	21	$227
Shares issued in reinvestment of dividends and distributions	120	1,212
Shares issued in merger	4,892	49,062
Shares purchased	(144)	(1,504)
Net increase (decrease) in shares outstanding	4,889	$48,997

Year ended July 31, 2024:
Shares sold	131	$1,278
Shares issued in reinvestment of dividends and distributions	109	1,082
Shares purchased	(524)	(5,253)
Net increase (decrease) in shares outstanding	(284)	$(2,893)

Class R3
Six months ended January 31, 2025:
Shares sold	1	$—
Shares issued in reinvestment of dividends and distributions	759	7,706
Shares issued in merger	1,458	14,626
Shares purchased	(36)	(359)
Net increase (decrease) in shares outstanding	2,182	$21,973

Target Date Income (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	614	$5,997
Shares issued in reinvestment of dividends and distributions	661	6,586
Shares purchased	(47)	(463)
Net increase (decrease) in shares outstanding	1,228	$12,120

Class R4
Six months ended January 31, 2025:
Shares issued in reinvestment of dividends and distributions	115	$1,170
Shares issued in merger	1,469	14,732
Net increase (decrease) in shares outstanding	1,584	$15,902

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	102	$1,021
Net increase (decrease) in shares outstanding	102	$1,021

Class R5
Six months ended January 31, 2025:
Shares sold	1,182	$11,447
Shares issued in reinvestment of dividends and distributions	3,865	39,221
Shares issued in merger	28,756	289,031
Shares purchased	(4,991)	(52,260)
Net increase (decrease) in shares outstanding	28,812	$287,439

Year ended July 31, 2024:
Shares sold	2,179	$21,414
Shares issued in reinvestment of dividends and distributions	3,656	36,426
Shares purchased	(5,631)	(55,304)
Net increase (decrease) in shares outstanding	204	$2,536

Class R6
Six months ended January 31, 2025:
Shares sold	86,311	$891,858
Shares issued in reinvestment of dividends and distributions	62,079	631,329
Shares issued in merger	949,850	9,536,491
Shares purchased	(270,113)	(2,817,519)
Net increase (decrease) in shares outstanding	828,127	$8,242,159

Notes to Financial Statements (unaudited) (continued)

Target Date Income (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	101,165	$998,114
Shares issued in reinvestment of dividends and distributions	78,378	780,728
Shares purchased	(744,903)	(7,419,434)
Net increase (decrease) in shares outstanding	(565,360)	$(5,640,592)

Target Date 2020:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares issued in reinvestment of dividends and distributions	158	$1,557
Net increase (decrease) in shares outstanding	158	$1,557

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	42	$430
Net increase (decrease) in shares outstanding	42	$430

Class R2
Six months ended January 31, 2025:
Shares sold	1,088	$11,750
Shares issued in reinvestment of dividends and distributions	895	8,819
Shares purchased	(265)	(2,930)
Net increase (decrease) in shares outstanding	1,718	$17,639

Year ended July 31, 2024:
Shares sold	2,810	$28,987
Shares issued in reinvestment of dividends and distributions	226	2,324
Shares purchased	(1,755)	(18,142)
Net increase (decrease) in shares outstanding	1,281	$13,169

Class R3
Six months ended January 31, 2025:
Shares issued in reinvestment of dividends and distributions	9,061	$89,523
Shares purchased	(11,542)	(113,343)
Net increase (decrease) in shares outstanding	(2,481)	$(23,820)

Target Date 2020 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	3,482	$35,797
Shares purchased	(25,558)	(264,720)
Net increase (decrease) in shares outstanding	(22,076)	$(228,923)

Class R4
Six months ended January 31, 2025:
Shares sold	278	$3,039
Shares issued in reinvestment of dividends and distributions	358	3,538
Shares purchased	(2)	(19)
Net increase (decrease) in shares outstanding	634	$6,558

Year ended July 31, 2024:
Shares sold	1,247	$13,088
Shares issued in reinvestment of dividends and distributions	50	510
Shares purchased	(1)	(8)
Net increase (decrease) in shares outstanding	1,296	$13,590

Class R5
Six months ended January 31, 2025:
Shares sold	4,567	$49,575
Shares issued in reinvestment of dividends and distributions	28,382	280,412
Shares purchased	(79,670)	(843,450)
Net increase (decrease) in shares outstanding	(46,721)	$(513,463)

Year ended July 31, 2024:
Shares sold	12,917	$134,191
Shares issued in reinvestment of dividends and distributions	10,154	104,387
Shares purchased	(35,237)	(371,151)
Net increase (decrease) in shares outstanding	(12,166)	$(132,573)

Class R6
Six months ended January 31, 2025:
Shares sold	43,611	$479,063
Shares issued in reinvestment of dividends and distributions	353,351	3,473,443
Shares purchased	(197,234)	(2,136,170)
Net increase (decrease) in shares outstanding	199,728	$1,816,336

Notes to Financial Statements (unaudited) (continued)

Target Date 2020 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	110,209	$1,148,001
Shares issued in reinvestment of dividends and distributions	139,373	1,427,182
Shares purchased	(941,392)	(9,681,642)
Net increase (decrease) in shares outstanding	(691,810)	$(7,106,459)

Target Date 2025:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	683	$7,555
Shares issued in reinvestment of dividends and distributions	176	1,808
Shares purchased	(498)	(5,705)
Net increase (decrease) in shares outstanding	361	$3,658

Year ended July 31, 2024:
Shares sold	195	$2,163
Shares issued in reinvestment of dividends and distributions	38	409
Net increase (decrease) in shares outstanding	233	$2,572

Class R2
Six months ended January 31, 2025:
Shares sold	5,538	$62,550
Shares issued in reinvestment of dividends and distributions	2,794	28,663
Shares purchased	(36,390)	(423,534)
Net increase (decrease) in shares outstanding	(28,058)	$(332,321)

Year ended July 31, 2024:
Shares sold	43,045	$460,464
Shares issued in reinvestment of dividends and distributions	518	5,492
Shares purchased	(2,609)	(28,295)
Net increase (decrease) in shares outstanding	40,954	$437,661

Class R3
Six months ended January 31, 2025:
Shares issued in reinvestment of dividends and distributions	5,598	$57,434
Net increase (decrease) in shares outstanding	5,598	$57,434

Target Date 2025 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	895	$9,496
Shares issued in reinvestment of dividends and distributions	1,467	15,551
Net increase (decrease) in shares outstanding	2,362	$25,047

Class R4
Six months ended January 31, 2025:
Shares sold	8	$133
Shares issued in reinvestment of dividends and distributions	172	1,760
Shares purchased	(18,400)	(213,255)
Net increase (decrease) in shares outstanding	(18,220)	$(211,362)

Year ended July 31, 2024:
Shares sold	17,853	$186,653
Shares issued in reinvestment of dividends and distributions	620	6,574
Shares purchased	(35)	(370)
Net increase (decrease) in shares outstanding	18,438	$192,857

Class R5
Six months ended January 31, 2025:
Shares sold	10,540	$118,542
Shares issued in reinvestment of dividends and distributions	10,125	103,985
Shares purchased	(6,190)	(72,226)
Net increase (decrease) in shares outstanding	14,475	$150,301

Year ended July 31, 2024:
Shares sold	29,210	$311,075
Shares issued in reinvestment of dividends and distributions	2,741	29,051
Shares purchased	(20,088)	(219,257)
Net increase (decrease) in shares outstanding	11,863	$120,869

Class R6
Six months ended January 31, 2025:
Shares sold	397,652	$4,558,767
Shares issued in reinvestment of dividends and distributions	519,045	5,335,780
Shares purchased	(307,135)	(3,492,912)
Net increase (decrease) in shares outstanding	609,562	$6,401,635

Notes to Financial Statements (unaudited) (continued)

Target Date 2025 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	420,265	$4,568,831
Shares issued in reinvestment of dividends and distributions	194,563	2,066,255
Shares purchased	(2,423,245)	(25,801,845)
Net increase (decrease) in shares outstanding	(1,808,417)	$(19,166,759)
Target Date 2030:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	2,705	$32,390
Shares issued in reinvestment of dividends and distributions	959	10,439
Shares purchased	(2,761)	(33,952)
Net increase (decrease) in shares outstanding	903	$8,877

Year ended July 31, 2024:
Shares sold	2,264	$26,210
Shares issued in reinvestment of dividends and distributions	221	2,473
Shares purchased	(455)	(5,078)
Net increase (decrease) in shares outstanding	2,030	$23,605

Class R2
Six months ended January 31, 2025:
Shares sold	1,879	$22,316
Shares issued in reinvestment of dividends and distributions	4,333	47,275
Shares purchased	(367)	(4,032)
Net increase (decrease) in shares outstanding	5,845	$65,559

Year ended July 31, 2024:
Shares sold	3,734	$42,289
Shares issued in reinvestment of dividends and distributions	1,092	12,260
Shares purchased	(432)	(4,910)
Net increase (decrease) in shares outstanding	4,394	$49,639

Target Date 2030 (cont’d.):

Share Class	Shares	Amount

Class R3
Six months ended January 31, 2025:
Shares sold	7,317	$86,460
Shares issued in reinvestment of dividends and distributions	19,450	212,000
Shares purchased	(12,568)	(150,750)
Net increase (decrease) in shares outstanding	14,199	$147,710

Year ended July 31, 2024:
Shares sold	15,372	$174,429
Shares issued in reinvestment of dividends and distributions	5,492	61,623
Shares purchased	(5,215)	(59,474)
Net increase (decrease) in shares outstanding	15,649	$176,578

Class R4
Six months ended January 31, 2025:
Shares sold	73	$857
Shares issued in reinvestment of dividends and distributions	221	2,409
Shares purchased	(1,100)	(13,305)
Net increase (decrease) in shares outstanding	(806)	$(10,039)

Year ended July 31, 2024:
Shares sold	1,495	$16,946
Shares issued in reinvestment of dividends and distributions	153	1,715
Shares purchased	(2,240)	(25,441)
Net increase (decrease) in shares outstanding	(592)	$(6,780)

Class R5
Six months ended January 31, 2025:
Shares sold	23,842	$277,340
Shares issued in reinvestment of dividends and distributions	61,441	670,319
Shares purchased	(53,671)	(661,534)
Net increase (decrease) in shares outstanding	31,612	$286,125

Year ended July 31, 2024:
Shares sold	142,232	$1,614,624
Shares issued in reinvestment of dividends and distributions	19,162	214,999
Shares purchased	(37,630)	(431,571)
Net increase (decrease) in shares outstanding	123,764	$1,398,052

Notes to Financial Statements (unaudited) (continued)

Target Date 2030 (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	478,348	$5,787,443
Shares issued in reinvestment of dividends and distributions	536,560	5,864,606
Shares purchased	(292,178)	(3,492,563)
Net increase (decrease) in shares outstanding	722,730	$8,159,486

Year ended July 31, 2024:
Shares sold	546,694	$6,253,393
Shares issued in reinvestment of dividends and distributions	215,206	2,418,912
Shares purchased	(2,174,899)	(24,649,096)
Net increase (decrease) in shares outstanding	(1,412,999)	$(15,976,791)
Target Date 2035:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	608	$7,248
Shares issued in reinvestment of dividends and distributions	436	4,912
Shares purchased	(1,525)	(19,336)
Net increase (decrease) in shares outstanding	(481)	$(7,176)

Year ended July 31, 2024:
Shares sold	2,016	$24,281
Shares issued in reinvestment of dividends and distributions	91	1,035
Shares purchased	(352)	(3,858)
Net increase (decrease) in shares outstanding	1,755	$21,458

Class R2
Six months ended January 31, 2025:
Shares sold	3,499	$43,315
Shares issued in reinvestment of dividends and distributions	2,756	31,089
Shares purchased	(52,842)	(673,779)
Net increase (decrease) in shares outstanding	(46,587)	$(599,375)

Target Date 2035 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	61,260	$711,007
Shares issued in reinvestment of dividends and distributions	575	6,538
Shares purchased	(3,071)	(35,569)
Net increase (decrease) in shares outstanding	58,764	$681,976

Class R3
Six months ended January 31, 2025:
Shares sold	5,353	$64,774
Shares issued in reinvestment of dividends and distributions	13,571	153,214
Shares purchased	(122)	(1,581)
Net increase (decrease) in shares outstanding	18,802	$216,407

Year ended July 31, 2024:
Shares sold	63,823	$728,084
Shares issued in reinvestment of dividends and distributions	3,001	34,178
Shares purchased	(1,051)	(11,750)
Net increase (decrease) in shares outstanding	65,773	$750,512

Class R4
Six months ended January 31, 2025:
Shares sold	40	$481
Shares issued in reinvestment of dividends and distributions	234	2,646
Shares purchased	— **	(5)
Net increase (decrease) in shares outstanding	274	$3,122

Year ended July 31, 2024:
Shares sold	318	$3,805
Shares issued in reinvestment of dividends and distributions	55	627
Shares purchased	— **	(2)
Net increase (decrease) in shares outstanding	373	$4,430

Class R5
Six months ended January 31, 2025:
Shares sold	23,795	$300,126
Shares issued in reinvestment of dividends and distributions	16,990	191,989
Shares purchased	(5,307)	(60,616)
Net increase (decrease) in shares outstanding	35,478	$431,499

Year ended July 31, 2024:
Shares sold	50,930	$608,669
Shares issued in reinvestment of dividends and distributions	3,014	34,329
Shares purchased	(18,443)	(215,377)
Net increase (decrease) in shares outstanding	35,501	$427,621

Notes to Financial Statements (unaudited) (continued)

Target Date 2035 (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	521,818	$6,500,061
Shares issued in reinvestment of dividends and distributions	429,098	4,853,093
Shares purchased	(258,703)	(3,219,021)
Net increase (decrease) in shares outstanding	692,213	$8,134,133

Year ended July 31, 2024:
Shares sold	635,419	$7,433,001
Shares issued in reinvestment of dividends and distributions	167,056	1,902,765
Shares purchased	(2,101,801)	(23,909,087)
Net increase (decrease) in shares outstanding	(1,299,326)	$(14,573,321)

**	Less than 1 share.

Target Date 2040:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	1,308	$16,877
Shares issued in reinvestment of dividends and distributions	909	10,720
Shares purchased	(18)	(242)
Net increase (decrease) in shares outstanding	2,199	$27,355

Year ended July 31, 2024:
Shares sold	513	$6,011
Shares issued in reinvestment of dividends and distributions	157	1,885
Shares purchased	(33)	(397)
Net increase (decrease) in shares outstanding	637	$7,499

Class R2
Six months ended January 31, 2025:
Shares sold	2,787	$36,485
Shares issued in reinvestment of dividends and distributions	4,015	47,401
Shares purchased	(1,923)	(25,960)
Net increase (decrease) in shares outstanding	4,879	$57,926

Target Date 2040 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	10,414	$130,330
Shares issued in reinvestment of dividends and distributions	685	8,256
Shares purchased	(4,809)	(57,089)
Net increase (decrease) in shares outstanding	6,290	$81,497

Class R3
Six months ended January 31, 2025:
Shares sold	1,839	$23,940
Shares issued in reinvestment of dividends and distributions	11,937	140,980
Shares purchased	(4,322)	(59,910)
Net increase (decrease) in shares outstanding	9,454	$105,010

Year ended July 31, 2024:
Shares sold	18,667	$231,868
Shares issued in reinvestment of dividends and distributions	2,240	26,986
Net increase (decrease) in shares outstanding	20,907	$258,854

Class R4
Six months ended January 31, 2025:
Shares sold	7	$85
Shares issued in reinvestment of dividends and distributions	988	11,680
Shares purchased	(6)	(77)
Net increase (decrease) in shares outstanding	989	$11,688

Year ended July 31, 2024:
Shares sold	630	$7,746
Shares issued in reinvestment of dividends and distributions	217	2,615
Shares purchased	(9)	(114)
Net increase (decrease) in shares outstanding	838	$10,247

Class R5
Six months ended January 31, 2025:
Shares sold	20,736	$276,470
Shares issued in reinvestment of dividends and distributions	99,920	1,182,059
Shares purchased	(27,227)	(352,448)
Net increase (decrease) in shares outstanding	93,429	$1,106,081

Year ended July 31, 2024:
Shares sold	42,213	$514,540
Shares issued in reinvestment of dividends and distributions	23,900	288,229
Shares purchased	(36,352)	(443,911)
Net increase (decrease) in shares outstanding	29,761	$358,858

Notes to Financial Statements (unaudited) (continued)

Target Date 2040 (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	252,961	$3,360,849
Shares issued in reinvestment of dividends and distributions	367,418	4,350,226
Shares purchased	(244,098)	(3,243,973)
Net increase (decrease) in shares outstanding	376,281	$4,467,102

Year ended July 31, 2024:
Shares sold	625,493	$7,719,426
Shares issued in reinvestment of dividends and distributions	125,822	1,518,675
Shares purchased	(1,542,575)	(18,665,568)
Net increase (decrease) in shares outstanding	(791,260)	$(9,427,467)

Target Date 2045:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	1,582	$20,039
Shares issued in reinvestment of dividends and distributions	433	5,014
Net increase (decrease) in shares outstanding	2,015	$25,053

Year ended July 31, 2024:
Shares sold	38	$496
Shares issued in reinvestment of dividends and distributions	45	522
Net increase (decrease) in shares outstanding	83	$1,018

Class R2
Six months ended January 31, 2025:
Shares sold	5,747	$73,766
Shares issued in reinvestment of dividends and distributions	5,728	66,278
Shares purchased	(45,118)	(608,186)
Net increase (decrease) in shares outstanding	(33,643)	$(468,142)

Target Date 2045 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	57,241	$696,834
Shares issued in reinvestment of dividends and distributions	1,126	13,262
Shares purchased	(12,090)	(151,043)
Net increase (decrease) in shares outstanding	46,277	$559,053

Class R3
Six months ended January 31, 2025:
Shares sold	41	$476
Shares issued in reinvestment of dividends and distributions	368	4,262
Net increase (decrease) in shares outstanding	409	$4,738

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	81	$955
Net increase (decrease) in shares outstanding	81	$955

Class R4
Six months ended January 31, 2025:
Shares sold	1,545	$20,981
Shares issued in reinvestment of dividends and distributions	626	7,245
Shares purchased	(1,538)	(20,851)
Net increase (decrease) in shares outstanding	633	$7,375

Year ended July 31, 2024:
Shares sold	66	$798
Shares issued in reinvestment of dividends and distributions	137	1,616
Shares purchased	(1,421)	(16,325)
Net increase (decrease) in shares outstanding	(1,218)	$(13,911)

Class R5
Six months ended January 31, 2025:
Shares sold	12,140	$158,020
Shares issued in reinvestment of dividends and distributions	15,220	176,396
Shares purchased	(9,198)	(124,209)
Net increase (decrease) in shares outstanding	18,162	$210,207

Year ended July 31, 2024:
Shares sold	29,906	$359,797
Shares issued in reinvestment of dividends and distributions	3,318	39,119
Shares purchased	(19,091)	(228,501)
Net increase (decrease) in shares outstanding	14,133	$170,415

Notes to Financial Statements (unaudited) (continued)

Target Date 2045 (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	306,431	$4,034,608
Shares issued in reinvestment of dividends and distributions	303,713	3,526,103
Shares purchased	(242,514)	(3,241,230)
Net increase (decrease) in shares outstanding	367,630	$4,319,481

Year ended July 31, 2024:
Shares sold	388,640	$4,716,361
Shares issued in reinvestment of dividends and distributions	105,263	1,243,152
Shares purchased	(1,357,005)	(16,051,701)
Net increase (decrease) in shares outstanding	(863,102)	$(10,092,188)

Target Date 2050:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	4,729	$61,627
Shares issued in reinvestment of dividends and distributions	1,432	16,936
Shares purchased	(5,420)	(71,680)
Net increase (decrease) in shares outstanding	741	$6,883

Year ended July 31, 2024:
Shares sold	2,173	$28,226
Shares issued in reinvestment of dividends and distributions	172	2,115
Shares purchased	(43)	(541)
Net increase (decrease) in shares outstanding	2,302	$29,800

Class R2
Six months ended January 31, 2025:
Shares sold	4,201	$56,986
Shares issued in reinvestment of dividends and distributions	6,364	75,604
Shares purchased	(2,597)	(36,227)
Net increase (decrease) in shares outstanding	7,968	$96,363

Target Date 2050 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	6,247	$78,537
Shares issued in reinvestment of dividends and distributions	1,262	15,550
Shares purchased	(10,011)	(129,243)
Net increase (decrease) in shares outstanding	(2,502)	$(35,156)

Class R3
Six months ended January 31, 2025:
Shares sold	161	$2,134
Shares issued in reinvestment of dividends and distributions	341	4,042
Shares purchased	(118)	(1,667)
Net increase (decrease) in shares outstanding	384	$4,509

Year ended July 31, 2024:
Shares sold	199	$2,543
Shares issued in reinvestment of dividends and distributions	60	735
Shares purchased	(1)	(10)
Net increase (decrease) in shares outstanding	258	$3,268

Class R4
Six months ended January 31, 2025:
Shares sold	65	$881
Shares issued in reinvestment of dividends and distributions	1,716	20,317
Shares purchased	(9)	(123)
Net increase (decrease) in shares outstanding	1,772	$21,075

Year ended July 31, 2024:
Shares sold	613	$7,657
Shares issued in reinvestment of dividends and distributions	318	3,912
Shares purchased	(16)	(200)
Net increase (decrease) in shares outstanding	915	$11,369

Class R5
Six months ended January 31, 2025:
Shares sold	15,725	$212,245
Shares issued in reinvestment of dividends and distributions	28,228	335,350
Shares purchased	(9,812)	(130,154)
Net increase (decrease) in shares outstanding	34,141	$417,441

Year ended July 31, 2024:
Shares sold	41,078	$514,586
Shares issued in reinvestment of dividends and distributions	5,010	61,726
Shares purchased	(18,942)	(244,994)
Net increase (decrease) in shares outstanding	27,146	$331,318

Notes to Financial Statements (unaudited) (continued)

Target Date 2050 (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	166,672	$2,307,974
Shares issued in reinvestment of dividends and distributions	188,373	2,243,528
Shares purchased	(102,334)	(1,418,254)
Net increase (decrease) in shares outstanding	252,711	$3,133,248

Year ended July 31, 2024:
Shares sold	294,136	$3,757,979
Shares issued in reinvestment of dividends and distributions	63,871	788,811
Shares purchased	(1,044,547)	(12,959,276)
Net increase (decrease) in shares outstanding	(686,540)	$(8,412,486)

Target Date 2055:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	103	$1,206
Shares issued in reinvestment of dividends and distributions	225	2,413
Shares purchased	— **	(1)
Net increase (decrease) in shares outstanding	328	$3,618

Year ended July 31, 2024:
Shares sold	1	$9
Shares issued in reinvestment of dividends and distributions	48	506
Shares purchased	(115)	(1,332)
Net increase (decrease) in shares outstanding	(66)	$(817)

Class R2
Six months ended January 31, 2025:
Shares sold	1,786	$21,120
Shares issued in reinvestment of dividends and distributions	3,343	36,066
Shares purchased	(37,055)	(456,422)
Net increase (decrease) in shares outstanding	(31,926)	$(399,236)

Target Date 2055 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	40,237	$445,626
Shares issued in reinvestment of dividends and distributions	770	8,217
Shares purchased	(3,908)	(44,703)
Net increase (decrease) in shares outstanding	37,099	$409,140

Class R3
Six months ended January 31, 2025:
Shares sold	1,347	$15,796
Shares issued in reinvestment of dividends and distributions	1,049	11,336
Shares purchased	(67)	(830)
Net increase (decrease) in shares outstanding	2,329	$26,302

Year ended July 31, 2024:
Shares sold	2,882	$31,542
Shares issued in reinvestment of dividends and distributions	151	1,615
Net increase (decrease) in shares outstanding	3,033	$33,157

Class R4
Six months ended January 31, 2025:
Shares sold	141	$1,658
Shares issued in reinvestment of dividends and distributions	641	6,939
Shares purchased	(4)	(43)
Net increase (decrease) in shares outstanding	778	$8,554

Year ended July 31, 2024:
Shares sold	903	$9,864
Shares issued in reinvestment of dividends and distributions	128	1,372
Shares purchased	(5)	(60)
Net increase (decrease) in shares outstanding	1,026	$11,176

Class R5
Six months ended January 31, 2025:
Shares sold	8,973	$107,853
Shares issued in reinvestment of dividends and distributions	9,504	103,117
Shares purchased	(3,030)	(37,031)
Net increase (decrease) in shares outstanding	15,447	$173,939

Year ended July 31, 2024:
Shares sold	23,592	$257,557
Shares issued in reinvestment of dividends and distributions	1,939	20,785
Shares purchased	(12,235)	(137,158)
Net increase (decrease) in shares outstanding	13,296	$141,184

Notes to Financial Statements (unaudited) (continued)

Target Date 2055 (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	138,856	$1,694,337
Shares issued in reinvestment of dividends and distributions	84,220	915,475
Shares purchased	(61,346)	(758,667)
Net increase (decrease) in shares outstanding	161,730	$1,851,145

Year ended July 31, 2024:
Shares sold	220,935	$2,446,190
Shares issued in reinvestment of dividends and distributions	27,781	298,085
Shares purchased	(449,655)	(4,839,423)
Net increase (decrease) in shares outstanding	(200,939)	$(2,095,148)

**	Less than 1 share.

Target Date 2060:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	931	$13,620
Shares issued in reinvestment of dividends and distributions	323	4,383
Shares purchased	(11)	(160)

Net increase (decrease) in shares outstanding	1,243	$17,843

Year ended July 31, 2024:
Shares sold	1,020	$13,949
Shares issued in reinvestment of dividends and distributions	59	758
Shares purchased	— **	(1)
Net increase (decrease) in shares outstanding	1,079	$14,706

Class R2

Six months ended January 31, 2025:
Shares sold	3,027	$44,313
Shares issued in reinvestment of dividends and distributions	2,587	35,233
Shares purchased	(12,698)	(190,533)
Net increase (decrease) in shares outstanding	(7,084)	$(110,987)

Target Date 2060 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	17,445	$234,469
Shares issued in reinvestment of dividends and distributions	731	9,509
Shares purchased	(422)	(5,631)
Net increase (decrease) in shares outstanding	17,754	$238,347

Class R3
Six months ended January 31, 2025:
Shares sold	261	$3,794
Shares issued in reinvestment of dividends and distributions	371	5,064
Shares purchased	(56)	(837)
Net increase (decrease) in shares outstanding	576	$8,021

Year ended July 31, 2024:
Shares sold	542	$7,248
Shares issued in reinvestment of dividends and distributions	115	1,491
Net increase (decrease) in shares outstanding	657	$8,739

Class R4
Six months ended January 31, 2025:
Shares sold	88	$1,253
Shares issued in reinvestment of dividends and distributions	283	3,860
Shares purchased	(2)	(27)
Net increase (decrease) in shares outstanding	369	$5,086

Year ended July 31, 2024:
Shares sold	952	$12,404
Shares issued in reinvestment of dividends and distributions	83	1,076
Shares purchased	(2)	(32)
Net increase (decrease) in shares outstanding	1,033	$13,448

Class R5
Six months ended January 31, 2025:
Shares sold	11,866	$174,952
Shares issued in reinvestment of dividends and distributions	7,832	106,904
Shares purchased	(4,998)	(71,818)
Net increase (decrease) in shares outstanding	14,700	$210,038

Year ended July 31, 2024:
Shares sold	29,687	$393,804
Shares issued in reinvestment of dividends and distributions	2,258	29,399
Shares purchased	(9,650)	(134,053)
Net increase (decrease) in shares outstanding	22,295	$289,150

Notes to Financial Statements (unaudited) (continued)

Target Date 2060 (cont’d.):

Share Class	Shares	Amount

Class R6
Six months ended January 31, 2025:
Shares sold	134,380	$1,983,966
Shares issued in reinvestment of dividends and distributions	41,792	571,300
Shares purchased	(137,583)	(2,078,608)
Net increase (decrease) in shares outstanding	38,589	$476,658

Year ended July 31, 2024:
Shares sold	183,960	$2,487,500
Shares issued in reinvestment of dividends and distributions	19,100	248,877
Shares purchased	(253,944)	(3,331,105)
Net increase (decrease) in shares outstanding	(50,884)	$(594,728)
** Less than 1 share.

Target Date 2065:

Share Class	Shares	Amount

Class R1
Six months ended January 31, 2025:
Shares sold	163	$2,101
Shares issued in reinvestment of dividends and distributions	93	1,140
Shares purchased	(1)	(10)
Net increase (decrease) in shares outstanding	255	$3,231

Year ended July 31, 2024:
Shares sold	71	$883
Shares issued in reinvestment of dividends and distributions	18	203
Shares purchased	— **	(1)
Net increase (decrease) in shares outstanding	89	$1,085

Class R2
Six months ended January 31, 2025:
Shares sold	2,533	$32,252
Shares issued in reinvestment of dividends and distributions	1,371	16,795
Shares purchased	(560)	(7,460)
Net increase (decrease) in shares outstanding	3,344	$41,587

Target Date 2065 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	9,758	$116,609
Shares issued in reinvestment of dividends and distributions	193	2,208
Shares purchased	(1,499)	(16,939)
Net increase (decrease) in shares outstanding	8,452	$101,878

Class R3
Six months ended January 31, 2025:
Shares issued in reinvestment of dividends and distributions	252	$3,090
Net increase (decrease) in shares outstanding	252	$3,090

Year ended July 31, 2024:
Shares sold	1,598	$18,750
Shares issued in reinvestment of dividends and distributions	53	608
Shares purchased	(16)	(182)
Net increase (decrease) in shares outstanding	1,635	$19,176

Class R4
Six months ended January 31, 2025:
Shares issued in reinvestment of dividends and distributions	88	$1,074
Net increase (decrease) in shares outstanding	88	$1,074

Year ended July 31, 2024:
Shares issued in reinvestment of dividends and distributions	24	$277
Net increase (decrease) in shares outstanding	24	$277

Class R5
Six months ended January 31, 2025:
Shares sold	1,120	$14,100
Shares issued in reinvestment of dividends and distributions	146	1,791
Net increase (decrease) in shares outstanding	1,266	$15,891

Year ended July 31, 2024:
Shares sold	2	$20
Shares issued in reinvestment of dividends and distributions	30	347
Net increase (decrease) in shares outstanding	32	$367

Class R6
Six months ended January 31, 2025:
Shares sold	23,101	$299,746
Shares issued in reinvestment of dividends and distributions	3,163	38,867
Shares purchased	(2,145)	(28,019)
Net increase (decrease) in shares outstanding	24,119	$310,594

Notes to Financial Statements (unaudited) (continued)

Target Date 2065 (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	19,408	$234,199
Shares issued in reinvestment of dividends and distributions	912	10,419
Shares purchased	(36,632)	(426,106)
Net increase (decrease) in shares outstanding	(16,312)	$(181,488)
** Less than 1 share.

Target Date 2070:

Share Class	Shares	Amount

Class R1
Period ended January 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	8	82
Net increase (decrease) in shares outstanding	1,008	$10,082

Class R2
Period ended January 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R3
Period ended January 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Class R4
Period ended January 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	83
Net increase (decrease) in shares outstanding	1,009	$10,083

Target Date 2070 (cont’d.):

Share Class	Shares	Amount

Class R5
Period ended January 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	84
Net increase (decrease) in shares outstanding	1,009	$10,084

Class R6
Period ended January 31, 2025*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	9	85
Net increase (decrease) in shares outstanding	1,009	$10,085

*	Commencement of operations was December 10, 2024.

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

Each Fund indicated below utilized the SCA during the reporting period ended January 31, 2025. The average balance outstanding is for the number of days each Fund utilized the

Notes to Financial Statements (unaudited) (continued)

credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2025
Target Date 2025	$165,000	6.43%	1	$165,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks		Target Date Income	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040
Affiliated Funds		X	X	X	X	X	X
Asset Allocation		X	X	X	X	X	X
Asset Class Variation		X	X	X	X	X	X
Credit		X	X	X	X	X	X
Debt Obligations		X	X	X	X	X	X
Derivatives		X	X	X	X	X	X
Economic and Market Events		X	X	X	X	X	X
Equity and Equity-Related Securities		X	X	X	X	X	X
Fixed Income		X	X	X	X	X	X
Fund of Funds		X	X	X	X	X	X
Fund Rebalancing		X	X	X	X	X	X
Increase in Expenses		X	X	X	X	X	X
Index Tracking		X	X	X	X	X	X
Interest Rate		X	X	X	X	X	X
Investment Style		X	X	X	X	X	X
Junk Bonds		–	–	–	–	–	–
Large Capitalization Company		–	–	–	–	–	–
Large Shareholder and Large Scale Redemption		X	X	X	X	X	X
Liquidity		X	X	X	X	X	X
Management		X	X	X	X	X	X
Market		X	X	X	X	X	X
Market Capitalization		X	X	X	X	X	X
Market Disruption and Geopolitical		X	X	X	X	X	X
Portfolio Turnover		X	X	X	X	X	X
Target Date/Income		X	X	X	X	X	X

Risks	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	Target Date 2070	60/40 Allocation
Affiliated Funds	X	X	X	X	X	X	X

Risks	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060	Target Date 2065	Target Date 2070	60/40 Allocation
Asset Allocation	X	X	X	X	X	X	X
Asset Class Variation	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X
Debt Obligations	X	X	X	X	X	X	–
Derivatives	X	X	X	X	X	X	–
Economic and Market Events	X	X	X	X	X	X	X
Equity and Equity-Related Securities	X	X	X	X	X	X	X
Fixed Income	X	X	X	X	X	X	X
Fund of Funds	X	X	X	X	X	X	X
Fund Rebalancing	X	X	X	X	X	X	X
Increase in Expenses	X	X	X	X	X	X	X
Index Tracking	X	X	X	X	X	X	–
Interest Rate	X	X	X	X	X	X	X
Investment Style	X	X	X	X	X	X	X
Junk Bonds	–	–	–	–	–	–	X
Large Capitalization Company	–	–	–	–	–	–	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	–
Management	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X
Market Capitalization	X	X	X	X	X	X	–
Market Disruption and Geopolitical	X	X	X	X	X	X	X
Portfolio Turnover	X	X	X	X	X	X	–
Target Date/Income	X	X	X	X	X	X	–

Affiliated Funds Risk: The Fund’s Manager serves as manager of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Notes to Financial Statements (unaudited) (continued)

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., equity, non-traditional and fixed income). However, under normal market conditions, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Underlying Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Underlying Funds will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Underlying Funds and therefore may magnify or otherwise increase investment losses to the Underlying Funds. The Underlying Funds’ use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Underlying Funds’ derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Underlying Funds. The use of derivatives also exposes the Underlying Funds to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Underlying Funds, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Certain Underlying Funds invest in equity and equity-related securities. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which an Underlying Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, an Underlying Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by an Underlying Fund for redemption before it matures and the Underlying Fund may lose income.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one

Notes to Financial Statements (unaudited) (continued)

Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of the Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when the Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Index Tracking Risk: While certain Underlying Funds generally seek to track the performance of an index as closely as possible (i.e., achieve a high degree of correlation with an index), the return may not match or achieve a high degree of correlation with the return of the index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by an Underlying Fund is out of favor, the Fund may underperform other funds that use different investment styles.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Notes to Financial Statements (unaudited) (continued)

Liquidity Risk: An Underlying Fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an Underlying Fund’s ability to sell a holding at a suitable price.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of an Underlying Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by an Underlying Fund fall, the value of the Fund’s investment in the Underlying Fund will decline.

Portfolio Turnover Risk: The Fund does not intend to re-allocate assets among the Underlying Funds frequently in response to day-to-day changes in markets. Historically, however, certain Underlying Funds have actively and frequently traded their portfolio securities. High portfolio turnover results in higher transaction costs and can affect an Underlying Fund’s, and, therefore, the Fund’s performance and can have adverse tax consequences.

Target Date/Income Risk: The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund does not assure an investor that the assets in the Fund will provide income in amounts adequate to meet the investor’s retirement or financial goals. For investors who are in retirement, the Fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds.

10.	Reorganization

On September 11, 2024, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of PGIM Target Date 2015 Fund (“Target Date 2015” or “Merged Fund”) for shares of Target Date Income (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund, respectively. The reorganization took place at the close of business on January 3, 2025.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
Target Date 2015	$9,917,131	$9,944,860

The purpose of the transaction was to combine two funds with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on

Notes to Financial Statements (unaudited) (continued)

January 3, 2025:

Merged Fund	Class	Shares
Target Date 2015	R1	1,426
	R2	4,936
	R3	1,471
	R4	1,484
	R5	29,059
	R6	959,512

Acquiring Fund	Class	Shares	Value
Target Date Income	R1	1,412	$14,163
	R2	4,892	49,062
	R3	1,458	14,626
	R4	1,469	14,732
	R5	28,756	289,031
	R6	949,850	9,536,491

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Fund	Class	Unrealized Depreciation on Investments	Net Assets
Target Date 2015	R1	(40)	$14,163
	R2	(137)	49,062
	R3	(41)	14,626
	R4	(41)	14,732
	R5	(808)	289,031
	R6	(26,662)	9,536,491

Acquiring Fund	Class	Net Assets
Target Date Income	R1	$28,619
	R2	30,466
	R3	190,747
	R4	28,653
	R5	939,146
	R6	14,671,840

Assuming the acquisition had been completed on August 1, 2024, the Acquiring Fund’s unaudited pro forma results of operations for the reporting period ended January 31,

2025 would have been as follows:

Acquiring Fund	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase (decrease) in net assets resulting from operations
Target Date Income	$568,941	$233,087	$802,028

(a)

Net investment income (loss) as reported in the Statement of Operations (Reporting Period ended January 31, 2025) of the Acquiring Fund, plus net investment income from the Merged Fund pre-merger as follows: Target Date 2015 $217,391.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Reporting Period ended January 31, 2025) of the Acquiring Fund, plus net realized and unrealized gain (loss) on investments from the Merged Fund pre-merger as follows: Target Date 2015 $(64,310).

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment funds had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since January 3, 2025.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 19, 2025